UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 - December 31, 2005

Item 1:	Reports to Shareholders

Vanguard Tax-Managed Funds®

> Annual Report

December 31, 2005

Vanguard® Tax-Managed Balanced Fund

Vanguard Tax-Managed Growth and Income Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

Vanguard Tax-Managed International Fund

> The returns of the Vanguard Tax-Managed Funds in 2005 ranged from 4.8% for the Balanced Fund to 13.7% for the International Fund’s Institutional Shares.

> Common themes overshadowed subtle differences among the performances of the U.S.-focused portfolios.

> None of the Tax-Managed Funds has distributed a capital gain since inception.

Contents

Your Fund's Total Returns	1

Chairman's Letter	3

Vanguard Tax-Managed Balanced Fund	8

Vanguard Tax-Managed Growth and Income Fund	16

Vanguard Tax-Managed Capital Appreciation Fund	26

Vanguard Tax-Managed Small-Cap Fund	36

Vanguard Tax-Managed International Fund	45

Your Fund's After-Tax Returns	58

About Your Fund's Expenses	60

Glossary	63

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2005
Total Return

Vanguard Tax-Managed Balanced Fund	4.8%

Tax-Managed Balanced Composite Index[1]	4.1

Average Balanced Fund[2]	4.7

Vanguard Tax-Managed Growth and Income Fund

Investor Shares	4.9%

Admiral(TM)Shares[3]	4.9

Institutional Shares[4]	4.9

S&P 500 Index	4.9

Average Large-Cap Core Fund[2]	4.8

Vanguard Tax-Managed Capital Appreciation Fund

Investor Shares	7.5%

Admiral Shares[3]	7.6

Institutional Shares[4]	7.6

Russell 1000 Index	6.3

Average Multi-Cap Core Fund[2]	6.6

Vanguard Tax-Managed Small-Cap Fund

Investor Shares	7.7%

Institutional Shares[4]	7.8

S&P SmallCap 600 Index	7.7

Average Small-Cap Core Fund[2]	6.4

Vanguard Tax-Managed International Fund

Investor Shares	13.6%

Institutional Shares[4]	13.7

MSCI EAFE Index	13.5

Average International Fund[2]	14.6

1 50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.
2 Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.
3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
4 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

Your Fund’s Performance at a Glance

December 31, 2004-December 31, 2005			Distributions Per Share
Tax-Managed Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Balanced	$18.49	$18.88	$0.486	$0.000

Growth and Income

Investor Shares	$26.36	$27.15	$0.478	$0.000

Admiral Shares	54.17	55.80	1.004	0.000

Institutional Shares	26.36	27.15	0.496	0.000

Capital Appreciation

Investor Shares	$28.05	$29.80	$0.354	$0.000

Admiral Shares	56.46	60.00	0.732	0.000

Institutional Shares	28.05	29.81	0.376	0.000

Small-Cap

Investor Shares	$21.25	$22.70	$0.197	$0.000

Institutional Shares	21.28	22.74	0.207	0.000

International

Investor Shares	$10.33	$11.48	$0.257	$0.000

Institutional Shares	10.33	11.48	0.264	0.000

Chairman’s Letter

Dear Shareholder,

During 2005, the returns of most of the Vanguard Tax-Managed Funds clustered in the single digits, consistent with the restrained performance of U.S. stock and bond markets. The exception was the Tax-Managed International Fund, which returned 13.6% (13.7% for Institutional Shares) as developed markets in Europe and Asia rallied.

As they have since their inceptions, the funds met their tax-management objectives. The most visible sign of this achievement was the absence of capital gains distributions, even after three consecutive years of stock market gains. In addition, all dividend distributions were “qualified dividend income,” making them eligible for reduced tax rates.

The table on page 1 shows the 2005 returns of the Tax-Managed Funds, their benchmarks, and their peer-group averages. The funds’ per-share income distributions and their changes in net asset value during 2005 appear in the table on page 2, and a report on the funds’ after-tax returns can be found on page 58.

Please note that in September, Vanguard simplified its redemption-fee policy for the Tax-Managed Funds, eliminating the 2% fee on redemptions of shares held for less than one year. Shares held for less than five years are still subject to a 1% redemption fee.

The U.S. stock market was quiet even as returns spiked elsewhere

The performance of the U.S. stock market was subdued in 2005. After retreating at the start of the year, stock prices meandered upward, and the broad U.S. market returned 6.3% for the 12 months.

International stocks generated excellent returns. Stocks from emerging markets and the Pacific region, particularly those listed on the Japanese stock exchange, were standouts. Crude oil and natural gas prices rose 41% and 58%, respectively, applying pressure, but not a choke hold, to the U.S. economy. The prices of metals and other commodities also surged.

Modest bond returns belied unusual interest rate movements During 2005, the Federal Reserve Board boosted its target for short-term interest rates to 4.25%, from 2.25%. The yields of most fixed income securities followed suit. Increases were most pronounced among short-term investments. Among long-term securities, the increase was modest. (In fact, the yield of the 30-year U.S.

Treasury bond declined slightly.)

Toward the end of 2005, these unusual dynamics led to a slight inversion of the yield curve, with short-term bonds yielding slightly more than some long-term bonds. Because rising yields are the flip side of falling bond prices, these interest rate movements also meant weak 12-month returns for short-term bonds and better

Market Barometer	Average Annual Total Returns Periods Ended December 31, 2005
	One Year	Three Years	Five Years

Stocks

Russell 1000 Index (Large-caps)	6.3%	15.4%	1.1%

Russell 2000 Index (Small-caps)	4.6	22.1	8.2

Dow Jones Wilshire 5000 Index (Entire market)	6.3	16.4	2.1

MSCI All Country World Index ex USA (International)	17.1	26.2	6.7

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	2.4%	3.6%	5.9%

Lehman Municipal Bond Index	3.5	4.4	5.6

Citigroup 3-Month Treasury Bill Index	3.0	1.8	2.2

CPI

Consumer Price Index	3.4%	2.8%	2.5%

performance from intermediate- and long-term securities. The broad taxable bond market returned 2.4% for the year.

U.S. stocks marched in step; international stocks stood apart During the past year, the results from the U.S. stock and bond markets were similar, producing a narrow range of returns for most of the Tax-Managed Funds: from a low of 4.8% for the Balanced Fund to 7.8% for the Institutional Shares of the Small-Cap Fund. The Tax-Managed International Fund was the sole exception to this pattern. Its double-digit return reflected strong performance in Europe and a vigorous rally in the long-slumbering Japanese stock market.

Despite the narrow dispersion of returns from the U.S.-focused funds, the performances of various industry groups exhibited significant variation. Energy and utilities stocks, for example, generated strong returns, benefiting from both high oil and gas prices and an expanding economy’s appetite for power. These sectors made sizable contributions to the returns of the Growth and Income, Capital Appreciation, Small-Cap, and Balanced Funds.

Expense Ratios: [1] Your fund compared with its peer group
Tax-Managed Fund	Expense Ratio

Balanced	0.12%

Average Balanced Fund	1.28

Growth and Income

Investor Shares	0.14%

Admiral Shares	0.10

Institutional Shares	0.07

Average Large-Cap Core Fund	1.45

Capital Appreciation

Investor Shares	0.14%

Admiral Shares	0.10

Institutional Shares	0.07

Average Multi-Cap Core Fund	1.36

Small-Cap

Investor Shares	0.14%

Institutional Shares	0.09

Average Small-Cap Core Fund	1.73

International

Investor Shares	0.20%

Institutional Shares	0.14

Average International Fund	1.73

1 Fund expense ratios reflect the fiscal year ended December 31, 2005. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

Common weak spots included consumer discretionary, telecommunication services, and information technology stocks. After leading the economic expansion for the past few years, free-spending U.S. consumers have recently shown signs of fatigue. The absence of a sustained pickup in corporate capital spending, meanwhile, has weighed on tech and telecom shares.

Exposure to different market segments explained most of the modest differences among the returns of the U.S.-focused Tax-Managed Funds. Compared with the Growth and Income Fund, for example, the Small-Cap and Capital Appreciation Funds benefited from their exposure to better-performing mid- and small-cap stocks. Compared with the all-stock funds, the Balanced Fund’s weaker performance reflected the modest returns of municipal bonds, which struggled in a challenging interest rate environment.

The Tax-Managed International Fund’s returns stood in impressive contrast, rising above 13% for both share classes.

Total Returns	Ten Years Ended December 31, 2005[1]
	Average Annual Return	Final Value of a $10,000 Initial Investment
Tax-Managed Balanced Fund	7.6%	$20,707

Tax-Managed Balanced Composite Index[2]	7.6	20,853

Average Balanced Fund	6.8	19,251

Tax-Managed Growth and Income Fund Investor Shares	9.1%	$23,877

S&P 500 Index	9.1	23,836

Average Large-Cap Core Fund	7.3	20,223

Tax-Managed Capital Appreciation Fund Investor Shares	9.3%	$24,228

Russell 1000 Index	9.3	24,300

Average Multi-Cap Core Fund	8.6	22,886

Tax-Managed Small-Cap Fund Investor Shares	13.6%	$23,690

S&P SmallCap 600 Index	13.3	23,273

Average Small-Cap Core Fund	13.4	23,427

Tax-Managed International Fund Investor Shares	4.0%	$12,835

MSCI EAFE Index	3.9	12,797

Average International Fund	3.7	12,593

1 Annualized returns are since inception for the Tax-Managed Small-Cap Fund (March 25, 1999) and the Tax-Managed International Fund (August 17, 1999).
2 50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

Developed markets in Asia and Europe enjoyed powerful rallies. For U.S. investors, returns in euros, yen, and other local currencies were diminished by the dollar’s appreciation, but the International Fund’s return was nevertheless a standout. Japanese stocks, which declined in value during the 1990s and the first half of the new decade, returned more than 25% in U.S. dollars as the economic giant showed convincing signs of recovery.

Skilled management has enhanced strong pre-tax performance

Since their inceptions, the Tax-Managed Funds’ combination of an indexing orientation and low costs has delivered strong relative performance on a pre-tax basis. Astute tax management has increased the funds’ margins of outperformance on an after-tax basis, according to data from Morningstar, Inc. The funds have never distributed a capital gain, even as their net asset values have compounded at peer-beating rates.

The three original Tax-Managed Funds—Growth and Income, Capital Appreciation, and Balanced—have achieved this feat through a powerful bull market, a long and painful stock market decline, and the subsequent recovery, conditions that might foil a less skillfully executed tax-management strategy. This performance is a tribute to the portfolio managers in Vanguard Quantitative Equity Group and, for the Balanced Fund, Vanguard Fixed Income Group.

Tax-conscious investors can have balance and diversification, too

The time-tested tenets of balance and diversification are reflected in our broad selection of tax-managed offerings. The Tax-Managed Funds allow investors to construct portfolios with exposure to all segments of the U.S. stock market and to international stocks. The Balanced Fund provides a ready-made portfolio of stocks and tax-exempt bonds that is appropriate for many investors. We also offer a comprehensive selection of tax-exempt bond funds.

As always, we hope that you will use these investments within a portfolio that is designed to match your own time horizon, risk tolerance, and investment goals. If you need help creating or refining such a portfolio, I encourage you to take advantage of the many online planning tools available on our website, Vanguard.com®. In addition, Vanguard offers a broad range of advisory services that can help you make sure your investment strategy is suited to your unique circumstances.

Thank you for investing your assets with Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
January 21, 2006

Tax-Managed Balanced Fund

Fund Profile
As of December 31, 2005

Total Fund Characteristics

Yield	2.5%

Turnover Rate	10%

Expense Ratio	0.12%

Short-Term Reserves	0%

Total Fund Volatility Measures
	Fund	Composite Index[1]	Fund	Broad Index[2]

R-Squared	0.99	1.00	0.83	1.00

Beta	0.97	1.00	0.47	1.00

Equity Characteristics
	Fund	Comparative Index[3]	Broad Index[2]

Number of Stocks	591	983	4,999

Median Market Cap	$35.5B	$39.1B	$26.4B

Price/Earnings Ratio	18.1x	17.9x	20.5x

Price/Book Ratio	2.9x	2.8x	2.8x

Dividend Yield	1.4%	1.8%	1.7%

Return on Equity	18.4%	18.2%	17.3%

Earnings Growth Rate	15.5%	13.4%	9.5%

Foreign Holdings	0.0%	0.0%	2.4%

Sector Diversification (% of equity portfolio)
	Fund	Comparative Index[3]	Broad Index[2]

Consumer Discretionary	13%	12%	12%

Consumer Staples	9	9	9

Energy	10	9	9

Financials	19	22	22

Health Care	14	13	13

Industrials	10	10	11

Information Technology	18	15	15

Materials	3	3	3

Telecommunication Services	2	3	3

Utilities	2	4	3

Equity Investment Focus

Ten Largest Stocks[4] (% of equity portfolio)

ExxonMobil Corp.	energy and utilities	2.9%

General Electric Co.	conglomerate	2.9

Citigroup, Inc.	banking	2.0

Microsoft Corp.	software	2.0

The Procter & Gamble Co.	consumer products manufacturers	1.6

Bank of America Corp.	banking	1.5

Johnson & Johnson	pharmaceuticals	1.4

Intel Corp.	electronics	1.3

Pfizer Inc.	pharmaceuticals	1.2

American International Group, Inc.	insurance	1.2

Top Ten		18.0%

Top Ten as % of Total Net Assets		8.6%

Fund Asset Allocation

 Stocks (Dark Gray) 47%
 Bonds (Light Gray) 53%

1 50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
2 Dow Jones Wilshire 5000 Index.
3 Russell 1000 Index.
4 “Ten Largest Stocks” excludes any temporary cash investments and equity index products.
See pages 63 and 64 for a glossary of investment terms.

Fixed Income Characteristics
	Fund	Comparative Index[1]	Broad Index[2]

Number of Bonds	153	4,245	36,943

Yield to Maturity	3.7%[3]	3.7%	3.9%

Average Coupon	4.7%	5.2%	5.1%

Average Effective

Maturity	6.0 years	6.3 years	6.4 years

Average Quality	AA+	AAA	AA+

Average Duration	4.8 years	5.3 years	5.3 years

Distribution by Credit Quality (% of fixed income portfolio)

AAA	68%

AA	29

A	1

BBB	2

Distribution by Maturity (% of fixed income portfolio)

Under 1 Year	17%

1-5 Years	27

5-10 Years	43

10-20 Years	12

20-30 Years	1

Fixed Income Investment Focus

Largest State Concentrations[4] (% of fixed income portfolio)

New York	10%

Texas	9

New Jersey	8

Ohio	7

Michigan	6

California	6

Massachusetts	5

Georgia	5

South Carolina	4

Colorado	4

Top Ten	64%

1 Lehman 7 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before expenses.
4 “Largest State Concentrations” figures exclude any fixed income futures contracts.
See pages 63 and 64 for a glossary of investment terms.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Tax-Managed Balanced Fund	4.80%	3.34%	7.55%	$20,707

Fee-Adjusted Returns[1]	3.78	3.34	7.55	20,707

Russell 1000 Index	6.27	1.07	9.29	24,300

Lehman 7 Year Municipal Bond Index	1.72	5.13	5.26	16,695

Tax-Managed Balanced Composite Index[2]	4.07	3.45	7.63	20,853

Average Balanced Fund3	4.69	2.58	6.77	19,251

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

1 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.
2 50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
3 Derived from data provided by Lipper Inc.Note:
See Financial Highlights table on page 13 for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Balanced Fund—is included as an insert to this report.

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Dividends	3,864

Interest	12,173

Security Lending	5

Total Income	16,042

Expenses

The Vanguard Group--Note B

Investment Advisory Services	165

Management and Administrative	406

Marketing and Distribution	86

Custodian Fees	6

Auditing Fees	18

Shareholders' Reports	10

Trustees' Fees and Expenses	1

Total Expenses	692

Expense Paid Indirectly--Note C	(9)

Net Expenses	683

Net Investment Income	15,359

Realized Net Gain (Loss) on Investment Securities Sold	2,491

Change in Unrealized Appreciation (Depreciation) of Investment Securities	9,712

Net Increase (Decrease) in Net Assets Resulting from Operations	27,562

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	15,359	14,163

Realized Net Gain (Loss)	2,491	1,316

Change in Unrealized Appreciation (Depreciation)	9,712	21,369

Net Increase (Decrease) in Net Assets Resulting from Operations	27,562	36,848

Distributions

Net Investment Income	(15,286)	(14,189)

Realized Capital Gain	--	--

Total Distributions	(15,286)	(14,189)

Capital Share Transactions--Note F

Issued	70,173	71,639

Issued in Lieu of Cash Distributions	12,950	11,958

Redeemed[1]	(50,278)	(43,201)

Net Increase (Decrease) from Capital Share Transactions	32,845	40,396

Total Increase (Decrease)	45,121	63,055

Net Assets

Beginning of Period	561,338	498,283

End of Period[2]	606,459	561,338

1 Net of redemption fees of $210,000 and $256,000.
2 Including undistributed (overdistributed) net investment income of ($800,000) and ($873,000).

Tax-Managed Balanced Fund

Financial Highlights

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$18.49	$17.72	$15.54	$17.18	$18.30

Investment Operations

Net Investment Income	.496	.481	.42	.44	.46

Net Realized and Unrealized

Gain (Loss) on Investments[2]	.380	.77	2.20	(1.65)	(1.12)

Total from Investment Operations	.876	1.25	2.62	(1.21)	(.66)

Distributions

Dividends from Net Investment Income[3]	(.486)	(.48)	(.44)	(.43)	(.46)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.486)	(.48)	(.44)	(.43)	(.46)

Net Asset Value, End of Period	$18.88	$18.49	$17.72	$15.54	$17.18

Total Return4	4.80%	7.16%	17.05%	-7.07%	-3.54%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$606	$561	$498	$416	$419

Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.17%	0.18%	0.19%

Ratio of Net Investment Income to Average Net Assets	2.64%	2.70%[1]	2.58%	2.69%	2.64%

Portfolio Turnover Rate	10%	15%	16%	24%	21%

1 Net investment income per share and ratio of net investment income to average net assets include $.02 and 0.13%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2 Includes increases from redemption fees of $.01, $.01, $.01, $.01, and $.01.
3 For tax purposes, nontaxable dividends represent 76%, 73%, 77%, 82%, and 87% of dividends from net investment income.
4 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year. See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $72,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Balanced Fund

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in its non-interest-bearing custody account. For the year ended December 31, 2005, these arrangements reduced the fund’s management and administrative expenses by $6,000 and custodian fees by $3,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For tax purposes, at December 31, 2005, the fund had $66,000 of ordinary income available for distribution. The fund had available realized losses of $33,179,000 to offset future net capital gains of $8,000,000 through December 31, 2009, $15,836,000 through December 31, 2010, and $9,343,000 through December 31, 2011.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $122,045,000, consisting of unrealized gains of $126,235,000 on securities that had risen in value since their purchase and $4,190,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2005, the fund purchased $66,047,000 of investment securities and sold $53,075,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended December 31,
	2005 Shares (000)	2004 Shares (000)

Issued	3,788	3,998

Issued in Lieu of Cash Distributions	697	665

Redeemed	(2,721)	(2,424)

Net Increase (Decrease) in Shares Outstanding	1,764	2,239

Tax-Managed Growth and Income Fund

Fund Profile
 As of December 31, 2005

Portfolio Characteristics
	Fund	Comparative Index1	Broad Index2

Number of Stocks	505	500	4,999

Median Market Cap	$53.3B	$53.3B	$26.4B

Price/Earnings Ratio	17.3x	17.3x	20.5x

Price/Book Ratio	2.8x	2.8x	2.8x

Yield		1.9%	1.7%

Investor Shares	1.7%

Admiral Shares	1.8%

Institutional Shares	1.8%

Return on Equity	18.5%	18.5%	17.3%

Earnings Growth Rate	13.1%	13.1%	9.5%

Foreign Holdings	0.0%	0.0%	2.4%

Turnover Rate	10%	--	--

Expense Ratio		--	--

Investor Shares	0.14%

Admiral Shares	0.10%

Institutional Shares	0.07%

Short-Term Reserves	0%	--	--

Volatility Measures
	Fund	Comparative Index[1]	Fund	Broad Index[2]

R-Squared	1.00	1.00	0.98	1.00

Beta	1.00	1.00	0.94	1.00

Investment Focus

Sector Diversification (% of portfolio)
	Fund	Comparative Index[1]	Broad Index[2]

Consumer Discretionary	11%	11%	12%

Consumer Staples	10	10	9

Energy	9	9	9

Financials	21	21	22

Health Care	14	14	13

Industrials	11	11	11

Information Technology	15	15	15

Materials	3	3	3

Telecommunication

Services	3	3	3

Utilities	3	3	3

Ten Largest Holdings[3] (% of total net assets)

General Electric Co.	conglomerate	3.3%

ExxonMobil Corp.	energy and utilities	3.1

Citigroup, Inc.	banking	2.2

Microsoft Corp.	software	2.1

The Procter & Gamble Co.	consumer products manufacturers	1.7

Bank of America Corp.	banking	1.6

Johnson & Johnson	pharmaceuticals	1.6

American International Group, Inc.	insurance	1.6

Pfizer Inc.	pharmaceuticals	1.5

Altria Group, Inc.	consumer products manufacturers	1.4

Top Ten		20.1%

1 S&P 500 Index.
2 Dow Jones Wilshire 5000 Index.
3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.
See pages 63 and 64 for a glossary of investment terms.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Tax-Managed Growth and Income Fund

Investor Shares	4.87%	0.53%	9.09%	$23,877

Fee-Adjusted Returns[1]	3.84	0.53	9.09	23,877

Dow Jones Wilshire 5000 Index	6.32	2.12	9.16	24,019

S&P 500 Index	4.91	0.54	9.07	23,836

Average Large-Cap Core Fund[2]	4.84	-1.30	7.30	20,223

	One Year	Since Inception[3]	Final Value of a $100,000 Investment

Tax-Managed Growth and Income Fund

Admiral Shares	4.93%	4.55%	$120,194

Fee-Adjusted Returns[1]	3.90	4.31	119,078

Dow Jones Wilshire 5000 Index	6.32	6.57	130,085

S&P 500 Index	4.91	4.50	119,959

1 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.
2 Derived from data provided by Lipper Inc.
3 November 12, 2001.

Tax-Managed Growth and Income Fund

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a
	One Year	Five Years	Since Inception[1]	$5,000,000 Investment

Tax-Managed Growth and Income Fund

Institutional Shares	4.94%	0.62%	1.67%	$5,597,061

Fee-Adjusted Returns[2]	3.91	0.62	1.67	5,597,061

Dow Jones Wilshire 5000 Index	6.32	2.12	2.89	6,072,263

S&P 500 Index	4.91	0.54	1.57	5,560,094

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

1 March 4, 1999.
2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.
Note: See Financial Highlights tables on pages 21–23 for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Growth and Income Fund—is included as an insert to this report.

Statement of Operations

Year Ended December 31, 2005 ($000)

Investment Income

Income

Dividends	50,045

Interest[1]	21

Security Lending	9

Total Income	50,075

Expenses

The Vanguard Group--Note B

Investment Advisory Services	145

Management and Administrative

Investor Shares	1,243

Admiral Shares	919

Institutional Shares	121

Marketing and Distribution

Investor Shares	168

Admiral Shares	146

Institutional Shares	46

Custodian Fees	73

Auditing Fees	20

Shareholders' Reports

Investor Shares	29

Admiral Shares	4

Institutional Shares	--

Trustees' Fees and Expenses	3

Total Expenses	2,917

Net Investment Income	47,158

Realized Net Gain (Loss) on Investment Securities Sold	(34,119)

Change in Unrealized Appreciation (Depreciation) of Investment Securities	112,439

Net Increase (Decrease) in Net Assets Resulting from Operations	125,478

1 Interest income from an affiliated company of the fund was $21,000.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	47,158	46,828

Realized Net Gain (Loss)	(34,119)	25,717

Change in Unrealized Appreciation (Depreciation)	112,439	184,037

Net Increase (Decrease) in Net Assets Resulting from Operations	125,478	256,582

Distributions

Net Investment Income

Investor Shares	(18,610)	(25,102)

Admiral Shares	(24,005)	(16,926)

Institutional Shares	(5,290)	(4,945)

Realized Capital Gain

Investor Shares	--	--

Admiral Shares	--	--

Institutional Shares	--	--

Total Distributions	(47,905)	(46,973)

Capital Share Transactions--Note E

Investor Shares	(617,688)	(38,504)

Admiral Shares	580,021	102,068

Institutional Shares	28,881	27,999

Net Increase (Decrease) from Capital Share Transactions	(8,786)	91,563

Total Increase (Decrease)	68,787	301,172

Net Assets

Beginning of Period	2,615,184	2,314,012

End of Period[1]	2,683,971	2,615,184

1Including undistributed (overdistributed) net investment income of ($3,219,000) and ($2,472,000).

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$26.36	$24.23	$19.15	$24.93	$28.66

Investment Operations

Net Investment Income	.467	.471	.34	.313	.294

Net Realized and Unrealized

Gain (Loss) on Investments[2]	.801	2.13	5.08	(5.768)	(3.725)

Total from Investment Operations	1.268	2.60	5.42	(5.455)	(3.431)

Distributions

Dividends from Net Investment Income	(.478)	(.47)	(.34)	(.325)	(.299)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.478)	(.47)	(.34)	(.325)	(.299)

Net Asset Value, End of Period	$27.15	$26.36	$24.23	$19.15	$24.93

Total Return[3]	4.87%	10.83%	28.53%	-21.95%	-11.93%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$806	$1,395	$1,321	$1,077	$1,606

Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.17%	0.17%	0.18%

Ratio of Net Investment Income to Average Net Assets	1.78%	1.89%[1]	1.63%	1.44%	1.13%

Portfolio Turnover Rate	10%	8%	5%	9%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $.08 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2 Includes increases from redemption fees of $.01, $.01, $.01, $.03, and $.02.
3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed Growth and Income Fund

Admiral Shares

	Year Ended December 31,				Nov. 12[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$54.17	$49.80	$39.35	$51.24	$50.00

Investment Operations

Net Investment Income	.989	.992	.733	.673	.087

Net Realized and Unrealized

Gain (Loss) on Investments[3]	1.645	4.37	10.443	(11.870)	1.348

Total from Investment Operations	2.634	5.36	11.176	(11.197)	1.435

Distributions

Dividends from Net Investment Income	(1.004)	(.99)	(.726)	(.693)	(.195)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(1.004)	(.99)	(.726)	(.693)	(.195)

Net Asset Value, End of Period	$55.80	$54.17	$49.80	$39.35	$51.24

Total Return4	4.93%	10.87%	28.64%	-21.92%	2.87%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,575	$954	$777	$520	$505

Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.11%	0.11%	0.14%[5]

Ratio of Net Investment Income to Average Net Assets	1.82%	1.96%[2]	1.69%	1.52%	1.26%5

Portfolio Turnover Rate	10%	8%	5%	9%	5%

1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.16 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
3 Includes increases from redemption fees of $.01, $.02, $.02, $.05, and $.03.
4 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.
5 Annualized.

Tax-Managed Growth and Income Fund

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$26.36	$24.24	$19.15	$24.93	$28.66

Investment Operations

Net Investment Income	.485	.4791	.369	.331	.319

Net Realized and Unrealized

Gain (Loss) on Investments[2]	.801	2.130	5.080	(5.768)	(3.725)

Total from Investment Operations	1.286	2.609	5.449	(5.437)	(3.406)

Distributions

Dividends from Net Investment Income	(.496)	(.489)	(.359)	(.343)	(.324)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.496)	(.489)	(.359)	(.343)	(.324)

Net Asset Value, End of Period	$27.15	$26.36	$24.24	$19.15	$24.93

Total Return[3]	4.94%	10.87%	28.69%	-21.88%	-11.84%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$303	$266	$217	$167	$158

Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%

Ratio of Net Investment Income to Average Net Assets	1.85%	1.97%[1]	1.72%	1.54%	1.25%

Portfolio Turnover Rate	10%	8%	5%	9%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $.077 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2 Includes increases from redemption fees of $.01, $.01, $.01, $.03, and $.02.
3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $318,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Growth and Income Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2005, the fund had $413,000 of ordinary income available for distribution. The fund had available realized losses of $444,849,000 to offset future net capital gains of $34,004,000 through December 31, 2008, $81,507,000 through December 31, 2009, $201,652,000 through December 31, 2010, $92,868,000 through December 31, 2011, $31,346,000 through December 31, 2013, and $3,472,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $795,278,000, consisting of unrealized gains of $889,918,000 on securities that had risen in value since their purchase and $94,640,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2005, the fund purchased $252,873,000 of investment securities and sold $262,639,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	89,341	3,418	135,059	5,470

Issued in Lieu of Cash Distributions	16,179	616	21,734	863

Redeemed[1]	(723,208)	(27,273)	(195,297)	(7,904)

Net Increase (Decrease)--Investor Shares	(617,688)	(23,239)	(38,504)	(1,571)

Admiral Shares

Issued	653,973	11,983	158,828	3,131

Issued in Lieu of Cash Distributions	18,694	343	13,068	252

Redeemed[1]	(92,646)	(1,718)	(69,828)	(1,363)

Net Increase (Decrease)--Admiral Shares	580,021	10,608	102,068	2,020

Institutional Shares

Issued	33,835	1,274	51,589	2,110

Issued in Lieu of Cash Distributions	3,620	137	3,381	134

Redeemed[1]	(8,574)	(325)	(26,971)	(1,105)

Net Increase (Decrease)--Institutional Shares	28,881	1,086	27,999	1,139

1 Net of redemption fees for 2005 and 2004 of $650,000 and $847,000, respectively (fund totals).

Tax-Managed Capital Appreciation Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics
	Fund	Comparative Index[1]	Broad Index[2]

Number of Stocks	604	983	4,999

Median Market Cap	$30.8B	$39.1B	$26.4B

Price/Earnings Ratio	18.5x	17.9x	20.5x

Price/Book Ratio	2.9x	2.8x	2.8x

Yield		1.8%	1.7%

Investor Shares	1.3%

Admiral Shares	1.3%

Institutional Shares	1.3%

Return on Equity	18.3%	18.2%	17.3%

Earnings Growth Rate	15.3%	13.4%	9.5%

Foreign Holdings	0.0%	0.0%	2.4%

Turnover Rate	8%	--	--

Expense Ratio		--	--

Investor Shares	0.14%

Admiral Shares	0.10%

Institutional Shares	0.07%

Short-Term Reserves	0%	--	--

Volatility Measures
	Fund	Comparative Index[1]	Fund	Broad Index[2]

R-Squared	0.99	1.00	0.99	1.00

Beta	1.03	1.00	0.98	1.00

Investment Focus

Sector Diversification (% of portfolio)
	Fund	Comparative Index[1]	Broad Index[2]

Consumer Discretionary	13%	12%	12%

Consumer Staples	8	9	9

Energy	9	9	9

Financials	20	22	22

Health Care	14	13	13

Industrials	11	10	11

Information Technology	17	15	15

Materials	3	3	3

Telecommunication Services	3	3	3

Utilities	2	4	3

Ten Largest Holdings3 (% of total net assets)

General Electric Co.	conglomerate	2.8%

ExxonMobil Corp.	energy and utilities	2.7

Citigroup, Inc.	banking	1.8

Microsoft Corp.	software	1.8

The Procter & Gamble Co.	consumer products manufacturers	1.6

Johnson & Johnson	pharmaceuticals	1.4

Bank of America Corp.	banking	1.3

American International Group, Inc.	insurance	1.3

Pfizer Inc.	pharmaceuticals	1.2

Intel Corp.	electronics	1.1

Top Ten		17.0%

1 Russell 1000 Index.
2 Dow Jones Wilshire 5000 Index.
3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.
See pages 63 and 64 for a glossary of investment terms.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Tax-Managed Capital Appreciation Fund

Investor Shares	7.49%	0.50%	9.25%	$24,228

Fee-Adjusted Returns[1]	6.43	0.50	9.25	24,228

Dow Jones Wilshire 5000 Index	6.32	2.12	9.16	24,019

Russell 1000 Index	6.27	1.07	9.29	24,300

Average Multi-Cap Core Fund[2]	6.59	1.40	8.63	22,886

	One Year	Since Inception[3]	Final Value of a $100,000 Investment

Tax-Managed Capital Appreciation Fund

Admiral Shares	7.56%	5.87%	$126,573

Fee-Adjusted Returns[1]	6.49	5.62	125,373

Dow Jones Wilshire 5000 Index	6.32	6.57	130,085

Russell 1000 Index	6.27	5.43	124,444

1 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.
2 Derived from data provided by Lipper Inc.
3 November 12, 2001.

Tax-Managed Capital Appreciation Fund

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a
	One Year	Five Years	Since Inception[1]	$5,000,000 Investment

Tax-Managed Capital Appreciation Fund

Institutional Shares	7.61%	0.59%	2.80%	$6,039,853

Fee-Adjusted Returns[2]	6.54	0.59	2.80	6,039,853

Dow Jones Wilshire 5000 Index	6.32	2.12	2.81	6,043,780

Russell 1000 Index	6.27	1.07	2.16	5,789,950

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

1 February 24, 1999.
2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.
Note: See Financial Highlights tables on pages 31–33 for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Capital Appreciation Fund—is included as an insert to this report.

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Dividends	44,275

Interest[1]	69

Security Lending	78

Total Income	44,422

Expenses

The Vanguard Group--Note B

Investment Advisory Services	148

Management and Administrative

Investor Shares	1,420

Admiral Shares	1,428

Institutional Shares	81

Marketing and Distribution

Investor Shares	189

Admiral Shares	208

Institutional Shares	17

Custodian Fees	35

Auditing Fees	19

Shareholders' Reports

Investor Shares	30

Admiral Shares	6

Institutional Shares	--

Trustees' Fees and Expenses	4

Total Expenses	3,585

Net Investment Income	40,837

Realized Net Gain (Loss) on Investment Securities Sold	5,891

Change in Unrealized Appreciation (Depreciation) of Investment Securities	191,693

Net Increase (Decrease) in Net Assets Resulting from Operations	238,421

1 Interest income from an affiliated company of the fund was $69,000.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	40,837	40,398

Realized Net Gain (Loss)	5,891	32,484

Change in Unrealized Appreciation (Depreciation)	191,693	251,465

Net Increase (Decrease) in Net Assets Resulting from Operations	238,421	324,347

Distributions

Net Investment Income

Investor Shares	(10,082)	(20,662)

Admiral Shares	(28,472)	(18,689)

Institutional Shares	(2,552)	(1,399)

Realized Capital Gain

Investor Shares	--	--

Admiral Shares	--	--

Institutional Shares	--	--

Total Distributions	(41,106)	(40,750)

Capital Share Transactions--Note E

Investor Shares	(812,241)	(18,665)

Admiral Shares	849,487	168,812

Institutional Shares	90,644	(11,442)

Net Increase (Decrease) from Capital Share Transactions	127,890	138,705

Total Increase (Decrease)	325,205	422,302

Net Assets

Beginning of Period	3,095,040	2,672,738

End of Period[1]	3,420,245	3,095,040

1 Including undistributed (overdistributed) net investment income of ($3,698,000) and ($3,429,000).

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$28.05	$25.43	$19.49	$25.73	$30.59

Investment Operations

Net Investment Income	.352	.3651	.238	.196	.164

Net Realized and Unrealized

Gain (Loss) on Investments[2]	1.752	2.622	5.940	(6.231)	(4.854)

Total from Investment Operations	2.104	2.987	6.178	(6.035)	(4.690)

Distributions

Dividends from Net Investment Income	(.354)	(.367)	(.238)	(.205)	(.170)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.354)	(.367)	(.238)	(.205)	(.170)

Net Asset Value, End of Period	$29.80	$28.05	$25.43	$19.49	$25.73

Total Return[3]	7.49%	11.75%	31.72%	-23.45%	-15.34%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$857	$1,596	$1,466	$1,154	$1,678

Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.17%	0.17%	0.18%

Ratio of Net Investment Income to Average Net Assets	1.25%	1.40%[1]	1.09%	0.87%	0.60%

Portfolio Turnover Rate	8%	5%	11%	10%	13%

1 Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2 Includes increases from redemption fees of $.01, $.01, $.01, $.02, and $.02.
3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed Capital Appreciation Fund

Admiral Shares

	Year Ended December 31,				Nov. 12[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$56.46	$51.20	$39.24	$51.79	$50.00

Investment Operations

Net Investment Income	.729	.7622	.51	.42	.064

Net Realized and Unrealized

Gain (Loss) on Investments[3]	3.543	5.263	11.96	(12.53)	2.072

Total from Investment Operations	4.272	6.025	12.47	(12.11)	2.136

Distributions

Dividends from Net Investment Income	(.732)	(.765)	(.51)	(.44)	(.346)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.732)	(.765)	(.51)	(.44)	(.346)

Net Asset Value, End of Period	$60.00	$56.46	$51.20	$39.24	$51.79

Total Return[4]	7.56%	11.77%	31.80%	-23.38%	4.26%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,360	$1,397	$1,103	$741	$778

Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.11%	0.11%	0.14%[5]

Ratio of Net Investment Income to Average Net Assets	1.29%	1.47%[2]	1.16%	0.95%	0.79%5

Portfolio Turnover Rate	8%	5%	11%	10%	13%

1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.122 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
3 Includes increases from redemption fees of $.01, $.01, $.02, $.03, and $.03.
4 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.
5 Annualized.

Tax-Managed Capital Appreciation Fund

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$28.05	$25.44	$19.49	$25.73	$30.59

Investment Operations

Net Investment Income	.384	.3751	.267	.216	.188

Net Realized and Unrealized Gain (Loss)
on Investments[2]	1.752	2.622	5.940	(6.231)	(4.854)

Total from Investment Operations	2.136	2.997	6.207	(6.015)	(4.666)

Distributions

Dividends from Net Investment Income	(.376)	(.387)	(.257)	(.225)	(.194)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.376)	(.387)	(.257)	(.225)	(.194)

Net Asset Value, End of Period	$29.81	$28.05	$25.44	$19.49	$25.73

Total Return[3]	7.61%	11.78%	31.87%	-23.37%	-15.26%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$204	$102	$104	$106	$121

Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%

Ratio of Net Investment Income to Average Net Assets	1.32%	1.47%[1]	1.17%	0.98%	0.69%

Portfolio Turnover Rate	8%	5%	11%	10%	13%

1 Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2 Includes increases from redemption fees of $.00, $.01, $.01, $.02, and $.02.
3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year. See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $403,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Capital Appreciation Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For tax purposes, at December 31, 2005, the fund had $482,000 of ordinary income available for distribution. The fund had available realized losses of $568,212,000 to offset future net capital gains of $33,454,000 through December 31, 2008, $263,730,000 through December 31, 2009, $106,018,000 through December 31, 2010, $163,808,000 through December 31, 2011, and $1,202,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $1,340,250,000, consisting of unrealized gains of $1,393,619,000 on securities that had risen in value since their purchase and $53,369,000 in unrealized losses on securities that had fallen in value since their purchase. D. During the year ended December 31, 2005, the fund purchased $387,328,000 of investment securities and sold $256,689,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	132,702	4,704	176,622	6,784

Issued in Lieu of Cash Distributions	8,922	297	18,193	649

Redeemed1	(953,865)	(33,164)	(213,480)	(8,148)

Net Increase (Decrease)--Investor Shares	(812,241)	(28,163)	(18,665)	(715)

Admiral Shares

Issued	1,002,550	17,285	222,137	4,213

Issued in Lieu of Cash Distributions	23,431	388	14,307	253

Redeemed[1]	(176,494)	(3,084)	(67,632)	(1,274)

Net Increase (Decrease)--Admiral Shares	849,487	14,589	168,812	3,192

Institutional Shares

Issued	104,124	3,675	817	31

Issued in Lieu of Cash Distributions	1,227	41	1,038	37

Redeemed[1]	(14,707)	(521)	(13,297)	(509)

Net Increase (Decrease)--Institutional Shares	90,644	3,195	(11,442)	(441)

1 Net of redemption fees for 2005 and 2004 of $610,000 and $708,000, respectively (fund totals).

Tax-Managed Small-Cap Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics
	Fund	Comparative Index[1]	Broad Index[2]

Number of Stocks	588	600	4,999

Median Market Cap	$1.3B	$1.2B	$26.4B

Price/Earnings Ratio	19.5x	19.4x	20.5x

Price/Book Ratio	2.4x	2.3x	2.8x

Yield		0.9%	1.7%

Investor Shares	0.8%

Institutional Shares	0.8%

Return on Equity	13.9%	13.7%	17.3%

Earnings Growth Rate	14.8%	14.9%	9.5%

Foreign Holdings	0.0%	0.0%	2.4%

Turnover Rate	20%	--	--

Expense Ratio		--	--

Investor Shares	0.14%

Institutional Shares	0.09%

Short-Term Reserves	0%	--	--

Volatility Measures
	Fund	Comparative Index[1]	Fund	Broad Index[2]

R-Squared	1.00	1.00	0.83	1.00

Beta	0.99	1.00	1.31	1.00

Investment Focus

Sector Diversification (% of portfolio)
	Fund	Comparative Index[1]	Broad Index[2]

Consumer Discretionary	16%	16%	12%

Consumer Staples	3	4	9

Energy	9	8	9

Financials	15	15	22

Health Care	12	12	13

Industrials	19	19	11

Information Technology	16	16	15

Materials	6	6	3

Telecommunication Services	0	0	3

Utilities	4	4	3

Ten Largest Holdings[3] (% of total net assets)

Southwestern Energy Co.	energy and utilities	1.0%

NVR, Inc.	construction	0.7

Cimarex Energy Co.	energy and utilities	0.7

Roper Industries Inc.	Industrial manufacturing	0.6

Oshkosh Truck Corp.	automotive and transport	0.6

Pharmaceutical Product Development, Inc.	pharmaceuticals	0.6

Global Payments Inc.	financial services	0.6

Vintage Petroleum, Inc.	energy and utilities	0.6

Massey Energy Co.	metals and mining	0.5

Cerner Corp.	computer software	0.5

Top Ten		6.4%

1 S&P SmallCap 600 Index.
2 Dow Jones Wilshire 5000 Index.
3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.
See pages 63 and 64 for a glossary of investment terms.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 25, 1999–December 31, 2005

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value
	One Year	Five Years	Since Inception[1]	of a $10,000 Investment

Tax-Managed Small-Cap Fund

Investor Shares	7.74%	10.58%	13.59%	$23,690

Fee-Adjusted Returns[2]	6.67	10.58	13.59	23,690

Dow Jones Wilshire 5000 Index	6.32	2.12	2.46	11,792

S&P SmallCap 600 Index	7.68	10.76	13.29	23,273

Average Small-Cap Core Fund[3]	6.42	9.85	13.40	23,427

1 March 25, 1999.
2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.
3 Derived from data provided by Lipper Inc.

Tax-Managed Small-Cap Fund

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a
	One Year	Five Years	Since Inception[1]	$5,000,000 Investment

Tax-Managed Small-Cap Fund

Institutional Shares	7.82%	10.67%	12.64%	$11,097,551

Fee-Adjusted Returns[2]	6.76	10.67	12.64	11,097,551

Dow Jones Wilshire 5000 Index	6.32	2.12	1.84	5,647,496

S&P SmallCap 600 Index	7.68	10.76	12.33	10,891,060

Fiscal-Year Total Returns (%): March 25, 1999–December 31, 2005

1 April 21, 1999.
2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.
Note: See Financial Highlights tables on pages 41 and 42 for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Small-Cap Fund—is included as an insert to this report.

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Dividends	14,799

Interest[1]	42

Security Lending	129

Total Income	14,970

Expenses

The Vanguard Group--Note B

Investment Advisory Services	140

Management and Administrative

Investor Shares	1,450

Institutional Shares	31

Marketing and Distribution

Investor Shares	193

Institutional Shares	6

Custodian Fees	58

Auditing Fees	19

Shareholders' Reports

Investor Shares	22

Institutional Shares	--

Trustees' Fees and Expenses	2

Total Expenses	1,921

Net Investment Income	13,049

Realized Net Gain (Loss) on Investment Securities Sold	16,073

Change in Unrealized Appreciation (Depreciation) of Investment Securities	80,864

Net Increase (Decrease) in Net Assets Resulting from Operations	109,986

1 Interest income from an affiliated company of the fund was $42,000.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	13,049	10,312

Realized Net Gain (Loss)	16,073	44,195

Change in Unrealized Appreciation (Depreciation)	80,864	177,157

Net Increase (Decrease) in Net Assets Resulting from Operations	109,986	231,664

Distributions

Net Investment Income

Investor Shares	(12,546)	(10,373)

Institutional Shares	(849)	(125)

Realized Capital Gain

Investor Shares	--	--

Institutional Shares	--	--

Total Distributions	(13,395)	(10,498)

Capital Share Transactions--Note E

Investor Shares	83,202	134,325

Institutional Shares	74,735	(450)

Net Increase (Decrease) from Capital Share Transactions	157,937	133,875

Total Increase (Decrease)	254,528	355,041

Net Assets

Beginning of Period	1,296,665	941,624

End of Period[1]	1,551,193	1,296,665

1 Including undistributed (overdistributed) net investment income of ($1,290,000) and ($944,000).

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$21.25	$17.44	$12.67	$14.92	$14.23

Investment Operations

Net Investment Income	.193	.172	.109	.092	.079

Net Realized and Unrealized

Gain (Loss) on Investments[1]	1.454	3.811	4.770	(2.247)	.696

Total from Investment Operations	1.647	3.983	4.879	(2.155)	.775

Distributions

Dividends from Net Investment Income	(.197)	(.173)	(.109)	(.095)	(.085)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.197)	(.173)	(.109)	(.095)	(.085)

Net Asset Value, End of Period	$22.70	$21.25	$17.44	$12.67	$14.92

Total Return[2]	7.74%	22.84%	38.51%	-14.44%	5.44%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,458	$1,282	$929	$601	$568

Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.17%	0.17%	0.20%

Ratio of Net Investment Income to Average Net Assets	0.92%	0.96%	0.77%	0.68%	0.63%

Portfolio Turnover Rate	20%	19%	21%	21%	25%

1 Includes increases from redemption fees of $.01, $.01, $.01, $.01, and $.00.
2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed Small-Cap Fund

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$21.28	$17.47	$12.68	$14.92	$14.23

Investment Operations

Net Investment Income	.213	.178	.134	.105	.092

Net Realized and Unrealized

Gain (Loss) on Investments[1]	1.454	3.811	4.770	(2.247)	.696

Total from Investment Operations	1.667	3.989	4.904	(2.142)	.788

Distributions

Dividends from Net Investment Income	(.207)	(.179)	(.114)	(.098)	(.098)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.207)	(.179)	(.114)	(.098)	(.098)

Net Asset Value, End of Period	$22.74	$21.28	$17.47	$12.68	$14.92

Total Return[2]	7.82%	22.83%	38.68%	-14.36%	5.53%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$94	$15	$12	$29	$53

Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	0.97%	1.01%	0.84%	0.74%	0.73%

Portfolio Turnover Rate	20%	19%	21%	21%	25%

1 Includes increases from redemption fees of $.00, $.01, $.01, $.01, and $.00.
2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fun d

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $184,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For tax purposes, at December 31, 2005, the fund had $118,000 of ordinary income available for distribution. The fund had available realized losses of $5,048,000 to offset future net capital gains through December 31, 2011. At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $559,880,000, consisting of unrealized gains of $568,779,000 on securities that had risen in value since their purchase and $8,899,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2005, the fund purchased $444,103,000 of investment securities and sold $290,721,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	227,656	10,622	187,713	9,976

Issued in Lieu of Cash Distributions	10,411	454	8,358	393

Redeemed[1]	(154,865)	(7,182)	(61,746)	(3,329)

Net Increase (Decrease)--Investor Shares	83,202	3,894	134,325	7,040

Institutional Shares

Issued	74,452	3,402	3,942	223

Issued in Lieu of Cash Distributions	369	16	125	6

Redeemed[1]	(86)	(4)	(4,517)	(227)

Net Increase (Decrease)--Institutional Shares	74,735	3,414	(450)	2

1 Net of redemption fees for 2005 and 2004 of $574,000 and $550,000, respectively (fund totals).

Tax-Managed International Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics
	Fund	Comparative Index[1]	Broad Index[2]

Number of Stocks	1,108	1,137	2,049

Turnover Rate	5%	--	--

Expense Ratio		--	--

Investor Shares	0.20%

Institutional Shares	0.14%

Short-Term Reserves	0%	--	--

Volatility Measures
	Fund	Comparative Index[1]	Fund	Broad Index[2]

R-Squared	0.99	1.00	0.98	1.00

Beta	1.01	1.00	0.98	1.00

Sector Diversification (% of portfolio)
	Fund	Comparative Index[1]	Broad Index[2]

Consumer Discretionary	12%	12%	11%

Consumer Staples	8	8	7

Energy	8	8	10

Financials	28	28	28

Health Care	8	8	7

Industrials	11	11	10

Information Technology	6	6	8

Materials	8	8	9

Telecommunication Services	6	6	6

Utilities	5	5	4

Ten Largest Holdings[3] (% of total net assets)

BP PLC	energy and utilities	2.2%

Royal Dutch Shell PLC	energy and utilities	2.1

HSBC Holdings PLC	banking	1.8

Toyota Motor Corp.	automobiles	1.5

GlaxoSmithKline PLC	pharmaceuticals	1.4

Total SA	energy and utilities	1.4

Vodafone Group PLC	Cellular communications	1.3

Novartis AG (Registered)	pharmaceuticals	1.2

Nestle SA (Registered)	food, beverage, and tobacco	1.2

Roche Holdings AG	pharmaceuticals	1.0

Top Ten		15.1%

Fund Allocation by Region

1 MSCI EAFE Index.
2 MSCI All Country World Index ex USA.
3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.
See pages 63 and 64 for a glossary of investment terms.

Tax-Managed International Fund

Country Diversification (% of portfolio)
	Fund	Comparative Index[1]	Broad Index[2]

Europe

United Kingdom	24%	24%	19%

France	9	9	8

Switzerland	7	7	6

Germany	7	7	6

Italy	4	4	3

Spain	4	4	3

Netherlands	3	3	3

Sweden	2	2	2

Finland	1	1	1

Belgium	1	1	1

Denmark	1	1	1

Ireland	1	1	1

Norway	1	1	1

Greece	1	1	1

Subtotal	66%	66%	56%

Pacific

Japan	26%	26%	21%

Australia	5	5	4

Hong Kong	2	2	1

Singapore	1	1	1

Subtotal	34%	34%	27%

Emerging Markets

Combined	0%	--	11%

North America

Canada	0%	--	6%

1 MSCI EAFE Index.
2 MSCI All Country World Index ex USA.

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 17, 1999–December 31, 2005

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value
	One Year	Five Years	Since Inception[1]	of a $10,000 Investment

Tax-Managed International Fund
Investor Shares	13.60%	4.53%	3.99%	$12,835

Fee-Adjusted Returns[2]	12.49	4.53	3.99	12,835
MSCI All Country World Index ex USA	17.11	6.66	5.56	14,114

MSCI EAFE Index	13.54	4.55	3.95	12,797
Average International Fund[3]	14.63	3.53	3.68	12,593

1 August 17, 1999.
2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.
3 Derived from data provided by Lipper Inc.

Tax-Managed International Fund

	Average Annual Total Returns Periods Ended December 31, 2005		Final Value of a
	One Year	Since Inception[1]	$5,000,000 Investment

Tax-Managed International Fund

Institutional Shares	13.66%	4.65%	$6,271,862

Fee-Adjusted Returns[2]	12.55	4.46	6,215,198

MSCI All Country World Index ex USA	17.11	6.36	6,801,247

MSCI EAFE Index	13.54	4.59	6,254,033

Fiscal-Year Total Returns (%): August 17, 1999–December 31, 2005

1 January 4, 2001.
2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years. Note:
See Financial Highlights tables on pages 51 and 52 for dividend and capital gains information.

Tax-Managed International Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed International Fund—is included as an insert to this report.

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Dividends[1]	30,038

Interest[2]	34

Security Lending	29

Total Income	30,101

Expenses

The Vanguard Group--Note B

Investment Advisory Services	138

Management and Administrative--Investor Shares	1,339

Management and Administrative--Institutional Shares	123

Marketing and Distribution--Investor Shares	142

Marketing and Distribution--Institutional Shares	21

Custodian Fees	369

Auditing Fees	26

Shareholders' Reports--Investor Shares	10

Shareholders' Reports--Institutional Shares	--

Trustees' Fees and Expenses	1

Total Expenses	2,169

Net Investment Income	27,932

Realized Net Gain (Loss)

Investment Securities Sold	2,282

Foreign Currencies	(333)

Realized Net Gain (Loss)	1,949

Change in Unrealized Appreciation (Depreciation)

Investment Securities	124,234

Foreign Currencies	(86)

Change in Unrealized Appreciation (Depreciation)	124,148

Net Increase (Decrease) in Net Assets Resulting from Operations	154,029

1 Dividends are net of foreign withholding taxes of $2,339,000.
2 Interest income from an affiliated company of the fund was $34,000.

Tax-Managed International Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	27,932	18,105

Realized Net Gain (Loss)	1,949	(4,922)

Change in Unrealized Appreciation (Depreciation)	124,148	139,697

Net Increase (Decrease) in Net Assets Resulting from Operations	154,029	152,880

Distributions

Net Investment Income

Investor Shares	(24,521)	(15,765)

Institutional Shares	(4,367)	(2,860)

Realized Capital Gain

Investor Shares	--	--

Institutional Shares	--	--

Total Distributions	(28,888)	(18,625)

Capital Share Transactions--Note E

Investor Shares	187,101	197,575

Institutional Shares	31,932	20,512

Net Increase (Decrease) from Capital Share Transactions	219,033	218,087

Total Increase (Decrease)	344,174	352,342

Net Assets

Beginning of Period	968,285	615,943

End of Period[1]	1,312,459	968,285

1 Including undistributed (overdistributed) net investment income of ($343,000) and ($135,000).

Tax-Managed International Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.33	$8.76	$6.43	$7.79	$10.14

Investment Operations

Net Investment Income	.246	.201	.158	.14	.111

Net Realized and Unrealized

Gain (Loss) on Investments[1]	1.161	1.571	2.325	(1.36)	(2.336)

Total from Investment Operations	1.407	1.772	2.483	(1.22)	(2.225)

Distributions

Dividends from Net Investment Income	(.257)	(.202)	(.153)	(.14)	(.125)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.257)	(.202)	(.153)	(.14)	(.125)

Net Asset Value, End of Period	$11.48	$10.33	$8.76	$6.43	$7.79

Total Return[2]	13.60%	20.25%	38.67%	-15.62%	-21.94%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,119	$825	$514	$334	$327

Ratio of Total Expenses to Average Net Assets	0.20%	0.23%	0.28%	0.31%	0.35%

Ratio of Net Investment Income to Average Net Assets	2.50%	2.34%	2.33%	2.04%	1.49%

Portfolio Turnover Rate	5%	5%	9%	7%	20%

1 Includes increases from redemption fees of $.00, $.00, $.01, $.01, and $.00.
2 Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed International Fund

Institutional Shares

	Year Ended December 31,				Jan. 4[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.33	$8.77	$6.43	$7.79	$10.13

Investment Operations

Net Investment Income	.253	.198	.17	.148	.123

Net Realized and Unrealized

Gain (Loss) on Investments[2]	1.161	1.571	2.33	(1.361)	(2.329)

Total from Investment Operations	1.414	1.769	2.50	(1.213)	(2.206)

Distributions

Dividends from Net Investment Income	(.264)	(.209)	(.16)	(.147)	(.134)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.264)	(.209)	(.16)	(.147)	(.134)

Net Asset Value, End of Period	$11.48	$10.33	$8.77	$6.43	$7.79

Total Return[3]	13.66%	20.19%	38.94%	-15.52%	-21.77%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$193	$143	$102	$47	$55

Ratio of Total Expenses to

Average Net Assets	0.14%	0.15%	0.17%	0.20%	0.22%4

Ratio of Net Investment Income to

Average Net Assets	2.56%	2.42%	2.44%	2.16%	1.68%[4]

Portfolio Turnover Rate	5%	5%	9%	7%	20%

1 Inception.
2 Includes increases from redemption fees of $.00, $.00, $.00, $.01, and $.00.
3 Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.
4 Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds) between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Tax-Managed International Fund

6.Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $147,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized net foreign currency losses of $333,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments were in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains were required to be included in distributable net income for tax purposes. The fund realized gains on sales of “passive foreign investment companies” of $1,081,000, which have been included in 2005 taxable income; accordingly such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

For tax purposes, at December 31, 2005, the fund had $374,000 of ordinary income available for distribution. The fund had available realized losses of $77,530,000 to offset future net capital gains of $1,439,000 through December 31, 2008, $6,556,000 through December 31, 2009, $37,122,000 through December 31, 2010, $27,239,000 through December 31, 2011, and $5,174,000 through December 31, 2012.

Tax-Managed International Fund

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $306,227,000, consisting of unrealized gains of $327,939,000 on securities that had risen in value since their purchase and $21,712,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the year ended December 31, 2005, the fund purchased $276,913,000 of investment securities and sold $58,834,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares

Issued	226,831	21,539	213,024	23,127

Issued in Lieu of Cash Distributions	20,386	1,760	12,906	1,261

Redeemed1	(60,116)	(5,656)	(28,355)	(3,126)

Net Increase (Decrease)--Investor Shares	187,101	17,643	197,575	21,262

Institutional Shares

Issued	30,383	2,829	19,418	2,131

Issued in Lieu of Cash Distributions	3,057	264	2,144	209

Redeemed[1]	(1,508)	(147)	(1,050)	(113)

Net Increase (Decrease)--Institutional Shares	31,932	2,946	20,512	2,227

1 Net of redemption fees for 2005 and 2004 of $264,000 and $245,000, respectively (fund totals).

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Small-Cap Fund, and Vanguard Tax-Managed International Fund:

In our opinion, the statements of net assets appearing in the insert to this annual report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Small-Cap Fund, and Vanguard Tax-Managed International Fund (constituting Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodians and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 9, 2006

Special 2005 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2005, is included pursuant to provisions of the Internal Revenue Code. The Tax-Managed Balanced Fund designates 75.83% of its income dividends as exempt-interest dividends. The funds distributed the following amounts of qualified dividend income to shareholders during the fiscal year:

Tax-Managed Fund	Qualified Dividend Income ($000)

Balanced	3,695

Growth and Income	47,905

Capital Appreciation	41,106

Small-Cap	13,395

International	28,888

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Tax-Managed Fund	Percentage

Balanced	100.0%[1]

Growth and Income	100.0

Capital Appreciation	100.0

Small-Cap	86.5

The Tax-Managed International Fund passed through to shareholders foreign source income of $32,370,098 and foreign taxes paid of $2,332,215. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2005. Shareholders received more detailed information along with their Form 1009-DIV in January 2006.

1 The percentage applies only to the taxable ordinary income reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

The table opposite presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes. Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns:[1] Periods Ended December 31, 2005	One Year	Five Years	Ten Years[2]

Tax-Managed Balanced Fund

Returns Before Taxes	3.78%	3.34%	7.55%

Returns After Taxes on Distributions	3.67	3.21	7.41

Returns After Taxes on Distributions and Sale of Fund Shares	3.28	3.09	6.89

Tax-Managed Growth and Income Fund

Returns Before Taxes	3.84%	0.53%	9.09%

Returns After Taxes on Distributions	3.56	0.16	8.61

Returns After Taxes on Distributions and Sale of Fund Shares	2.86	0.29	7.80

Tax-Managed Capital Appreciation Fund

Returns Before Taxes	6.43%	0.50%	9.25%

Returns After Taxes on Distributions	6.24	0.27	9.02

Returns After Taxes on Distributions and Sale of Fund Shares	4.43	0.33	8.11

Tax-Managed Small-Cap Fund

Returns Before Taxes	6.67%	10.58%	13.59%

Returns After Taxes on Distributions	6.54	10.40	13.38

Returns After Taxes on Distributions and Sale of Fund Shares	4.52	9.15	11.96

Tax-Managed International Fund

Returns Before Taxes	12.49%	4.53%	3.99%

Returns After Taxes on Distributions	12.12	4.15	3.62

Returns After Taxes on Distributions and Sale of Fund Shares	8.62	3.76	3.29

1 All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 1% fee on redemptions of shares held in the fund for less than five years.
2 Since inception for the Tax-Managed Small-Cap Fund (March 25, 1999) and the Tax-Managed International Fund (August 17, 1999).

About Your Fund’s Expenses

As a shareholder of the fund, you incur on-going costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples on page 61 are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table on page 61 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only; they do not include low-balance fees, account maintenance fees, or transaction fees on redemptions. These fees are fully described in the prospectus; they also are noted on the Performance Summary pages in this report. If these fees were applied to your account, your costs would be higher. The funds do not carry “sales loads.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about your fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Fiscal Year Ended December 31, 2005
Tax-Managed Fund	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]

Based on Actual Fund Return

Balanced	$1,000.00	$1,035.02	$0.62

Growth and Income

Investor Shares	$1,000.00	$1,057.07	$0.73

Admiral Shares	1,000.00	1,057.59	0.52

Institutional Shares	1,000.00	1,057.46	0.36

Capital Appreciation

Investor Shares	$1,000.00	$1,069.58	$0.73

Admiral Shares	1,000.00	1,069.89	0.52

Institutional Shares	1,000.00	1,069.95	0.37

Small-Cap

Investor Shares	$1,000.00	$1,057.51	$0.73

Institutional Shares	1,000.00	1,057.86	0.47

International

Investor Shares	$1,000.00	$1,153.65	$0.98

Institutional Shares	1,000.00	1,153.17	0.71

Based on Hypothetical 5% Yearly Return

Balanced	$1,000.00	$1,024.60	$0.61

Growth and Income

Investor Shares	$1,000.00	$1,024.50	$0.71

Admiral Shares	1,000.00	1,024.70	0.51

Institutional Shares	1,000.00	1,024.85	0.36

Capital Appreciation

Investor Shares	$1,000.00	$1,024.50	$0.71

Admiral Shares	1,000.00	1,024.70	0.51

Institutional Shares	1,000.00	1,024.85	0.36

Small-Cap

Investor Shares	$1,000.00	$1,024.50	$0.71

Institutional Shares	1,000.00	1,024.75	0.46

International

Investor Shares	$1,000.00	$1,024.30	$0.92

Institutional Shares	1,000.00	1,024.55	0.66

1 The calculations are based on expenses incurred during the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.14% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.14% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.14% for Investor Shares and 0.09% for Institutional Shares; for the Tax-Managed International Fund, 0.18% for Investor Shares and 0.13% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Vanguard’s Policies for Managing Changes to Investment Advisory Arrangements

The boards of trustees of the Vanguard funds and Vanguard have adopted practical and cost-effective policies for managing the funds’ arrangements with their unaffiliated investment advisors, as permitted by an order from the U.S. Securities and Exchange Commission (SEC).

Background

In 1993, Vanguard was among the first mutual fund companies to streamline the process of changing a fund’s investment advisory arrangements. In essence, the SEC order enabled the boards of the Vanguard funds to enter into new or revised advisory arrangements without the delay and expense of a shareholder vote. This ability, which is subject to a number of SEC conditions designed to protect shareholder interests, has saved the Vanguard funds and their shareholders several million dollars in proxy costs since 1993. It has also enabled the funds’ trustees to quickly implement advisory changes in the best interest of shareholders. Over the past 12 years, as the SEC gained experience in this area, it has granted more flexible conditions to other fund companies. Consequently, Vanguard received the SEC’s permission to update its policies concerning its arrangements with outside investment advisors.

Our updated policies

Vanguard is adopting several additional practical and cost-effective policies in managing the Vanguard funds’ investment advisory arrangements:

Statement of Additional Information (SAI). Vanguard funds that employ an unaffiliated investment advisor will now show advisory fee information on an aggregate basis in their SAIs. (A fund’s SAI provides more detailed information than its prospectus and is available to investors online at Vanguard.com® or upon request.) Previously, separate fee schedules were presented for each unaffiliated advisor. Each fund’s SAI will also include the amount paid by the fund for any investment advisory services provided on an at-cost basis by The Vanguard Group. Reporting advisory fees in this manner is the same approach used by other fund companies that have received similar SEC exemptive orders.

Shareholder notification. Like other fund companies, Vanguard will have up to 90 days after a fund enters into a new advisory agreement to notify shareholders of the change. Previously, shareholders were notified at least 30 days before any such change, if possible. In practice, Vanguard expects to continue notifying shareholders of advisory changes as soon as is practical, taking into account opportunities to reduce postage expenses by enclosing notices with previously scheduled mailings.

Redemption fees. Vanguard Tax-Managed Funds charge a 1% redemption fee on shares redeemed within five years of purchase. Previously, redemption fees were required to be waived for 90 days after giving notice of a fund advisory change. The SEC has not generally applied this requirement to other fund companies and has now eliminated it for Vanguard. (Redemption fees—which are paid to the fund, not to Vanguard—are designed to ensure that short-term investors pay their fair share of a fund’s transaction costs.)

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield.     A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee
John J. Brennan[1]
Born 1954 Chairman of the Board, Chief Executive Officer, and Trustee since May 1987 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from Vanguard.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
This material may be used in conjunction
with the offering of shares of any Vanguard	You can obtain a free copy of Vanguard's proxy voting
fund only if preceded or accompanied by	guidelines by visiting our website, www.vanguard.com,
the fund's current prospectus	and searching for "proxy voting guidelines," or by calling
Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

(C) 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q870 022006

Vanguard® Tax-Managed Funds

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

Statement of Net Assets
 As of December 31, 2005

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Contents

Tax-Managed Balanced Fund	2

Tax-Managed Growth and Income Fund	16

Tax-Managed Capital Appreciation Fund	24

Tax-Managed Small-Cap Fund	33

Tax-Managed International Fund	42

1

Tax-Managed Balanced Fund

Shares	Market Value• ($000)

Common Stocks (46.8%)
Consumer Discretionary (6.1%)
Home Depot, Inc.	46,700	1,890
Time Warner, Inc.	95,740	1,670
Lowe's Cos., Inc.	20,400	1,360
The Walt Disney Co.	53,400	1,280
Target Corp.	23,100	1,270
Viacom Inc. Class B	38,116	1,243
McDonald's Corp.	34,500	1,163
* eBay Inc.	23,700	1,025
* Starbucks Corp.	23,600	708
* Comcast Corp. Special
Class A	27,492	706
* Liberty Media Corp.	76,828	605
Staples, Inc.	24,355	553
Starwood Hotels & Resorts
Worldwide, Inc.	7,801	498
NIKE, Inc. Class B	5,700	495
Harley-Davidson, Inc.	9,300	479
Best Buy Co., Inc.	10,875	473
* Coach, Inc.	14,000	467
Yum! Brands, Inc.	9,900	464
Harrah's Entertainment, Inc.	6,382	455
Marriott International, Inc.
Class A	6,700	449
News Corp. Class A	28,700	446
* Office Depot, Inc.	13,400	421
Federated Department
Stores, Inc.	6,200	411
Centex Corp.	5,400	386
The Gap, Inc.	21,525	380
* Bed Bath & Beyond, Inc.	10,500	380
* Kohl's Corp.	7,800	379
Hilton Hotels Corp.	15,679	378
D. R. Horton, Inc.	10,499	375
International Game
Technology	11,600	357
Darden Restaurants Inc.	9,050	352
* Amazon.com, Inc.	7,300	344
Nordstrom, Inc.	9,000	337
Pulte Homes, Inc.	8,400	331
Black & Decker Corp.	3,700	322
* Sears Holdings Corp.	2,700	312
Lennar Corp. Class A	5,100	311
Tiffany & Co.	8,100	310
Circuit City Stores, Inc.	13,500	305
Dollar General Corp.	15,660	299
Abercrombie & Fitch Co.	4,500	293
Polo Ralph Lauren Corp.	5,100	286
* Apollo Group, Inc. Class A	4,700	284
* NTL Inc.	4,057	276
* AutoZone Inc.	3,000	275
* Mohawk Industries, Inc.	3,100	270
* Williams-Sonoma, Inc.	6,200	268
* AutoNation, Inc.	11,900	259
* MGM Mirage, Inc.	7,028	258
GTECH Holdings Corp.	8,100	257
* O'Reilly Automotive, Inc.	8,000	256
Beazer Homes USA, Inc.	3,500	255
Mattel, Inc.	16,080	254
Ryland Group, Inc.	3,500	252
Reebok International Ltd.	4,300	250
* EchoStar Communications Corp.
Class A	9,057	246
* NVR, Inc.	350	246
* XM Satellite Radio
Holdings, Inc.	8,900	243
Brinker International, Inc.	6,250	242
Michaels Stores, Inc.	6,800	240
* Pixar, Inc.	4,500	237
Clear Channel
Communications, Inc.	7,520	236
* Cablevision Systems NY Group
Class A	9,894	232
* Lamar Advertising Co. Class A	5,000	231
Barnes & Noble, Inc.	5,400	230
Brunswick Corp.	5,600	228
TJX Cos., Inc.	9,800	228
Liz Claiborne, Inc.	6,300	226
* The Cheesecake Factory Inc.	6,000	224
PETsMART, Inc.	8,400	216
Hasbro, Inc.	10,625	214
Dillard's Inc.	8,300	206
* Toll Brothers, Inc.	5,800	201
Gentex Corp.	10,200	199
Outback Steakhouse, Inc.	4,650	193
E.W. Scripps Co. Class A	4,000	192

2

Shares	Market Value• ($000)

* Weight Watchers
International, Inc.	3,800	188
* Education Management Corp.	5,600	188
* Chico's FAS, Inc.	4,200	184
* Timberland Co.	5,600	182
Jones Apparel Group, Inc.	5,800	178
* Saks Inc.	10,200	172
* Hovnanian Enterprises Inc.
Class A	3,300	164
Borders Group, Inc.	7,500	163
* Career Education Corp.	4,700	158
* CarMax, Inc.	5,703	158
BorgWarner, Inc.	2,400	146
ServiceMaster Co.	11,900	142
* Liberty Global Inc. Class A	6,039	136
* Comcast Corp. Class A	5,216	135
* Columbia Sportswear Co.	2,800	134
* IAC/InterActiveCorp	4,700	133
* Liberty Global, Inc. Series C	6,039	128
* Discovery Holding Co. Class A	7,682	116
* Expedia, Inc.	4,700	113
* Univision Communications Inc.	3,710	109
Dex Media, Inc.	2,400	65
* Sirius Satellite Radio, Inc.	9,200	62
The McClatchy Co. Class A	900	53
Omnicom Group Inc.	600	51
John Wiley & Sons Class A	1,000	39
Lennar Corp. Class B	680	39
Foot Locker, Inc.	1,600	38
The McGraw-Hill Cos., Inc.	700	36
Limited Brands, Inc.	1,424	32
* DIRECTV Group, Inc.	2,171	31
Belo Corp. Class A	1,400	30
Harman International
Industries, Inc.	300	29
KB HOME	400	29
Sherwin-Williams Co.	600	27
Fortune Brands, Inc.	300	23
International Speedway Corp.	410	20
MDC Holdings, Inc.	300	19
* Dollar Tree Stores, Inc.	750	18
American Greetings Corp.
Class A	800	18
Hearst-Argyle Television Inc.	700	17
* CCE Spinco, Inc.	940	12
* Rent-A-Center, Inc.	600	11
RadioShack Corp.	300	6
Newell Rubbermaid, Inc.	218	5
Westwood One, Inc.	200	3
Tribune Co.	100	3
		36,835
Consumer Staples (4.0%)
The Procter & Gamble Co.	79,110	4,579
Altria Group, Inc.	42,000	3,138
Wal-Mart Stores, Inc.	60,600	2,836
PepsiCo, Inc.	40,300	2,381
The Coca-Cola Co.	37,900	1,528
Walgreen Co.	27,000	1,195
Costco Wholesale Corp.	14,500	717
Sysco Corp.	18,800	584
CVS Corp.	21,256	562
Kimberly-Clark Corp.	9,172	547
Archer-Daniels-Midland Co.	21,621	533
Whole Foods Market, Inc.	5,600	433
Safeway, Inc.	17,134	405
Wm. Wrigley Jr. Co.	6,000	399
Anheuser-Busch Cos., Inc.	9,000	387
The Clorox Co.	5,400	307
Avon Products, Inc.	10,600	303
Coca-Cola Enterprises, Inc.	15,500	297
* Dean Foods Co.	7,650	288
Colgate-Palmolive Co.	4,800	263
The Pepsi Bottling Group, Inc.	9,000	257
Alberto-Culver Co. Class B	5,450	249
Tyson Foods, Inc.	14,531	248
* Constellation Brands, Inc.
Class A	9,000	236
* The Kroger Co.	12,400	234
* Smithfield Foods, Inc.	7,500	230
* Energizer Holdings, Inc.	4,400	219
PepsiAmericas, Inc.	8,300	193
* Del Monte Foods Co.	18,000	188
Pilgrim's Pride Corp.	5,200	172
Reynolds American Inc.	1,501	143
Kellogg Co.	3,200	138
General Mills, Inc.	2,400	118
* Rite Aid Corp.	22,300	78

3

Shares	Market Value• ($000)

* TreeHouse Foods Inc.	1,530	29
Church & Dwight, Inc.	600	20
The Hershey Co.	300	17
Estee Lauder Cos. Class A	300	10
Hormel Foods Corp.	300	10
Sara Lee Corp.	500	9
ConAgra Foods, Inc.	100	2
		24,482
Energy (4.5%)
ExxonMobil Corp.	146,644	8,237
Chevron Corp.	45,133	2,562
ConocoPhillips Co.	26,952	1,568
Burlington Resources, Inc.	11,000	948
Valero Energy Corp.	17,368	896
Devon Energy Corp.	13,346	835
Halliburton Co.	12,100	750
Anadarko Petroleum Corp.	7,296	691
Apache Corp.	9,646	661
Baker Hughes, Inc.	10,340	628
EOG Resources, Inc.	7,800	572
XTO Energy, Inc.	12,233	538
Williams Cos., Inc.	19,800	459
BJ Services Co.	12,200	447
Peabody Energy Corp.	5,200	429
Occidental Petroleum Corp.	5,200	415
Kerr-McGee Corp.	4,568	415
* National Oilwell Varco Inc.	6,439	404
Amerada Hess Corp.	3,000	380
Murphy Oil Corp.	6,700	362
Kinder Morgan, Inc.	3,700	340
Smith International, Inc.	9,000	334
Pioneer Natural Resources Co.	6,500	333
ENSCO International, Inc.	7,200	319
Arch Coal, Inc.	3,900	310
* Newfield Exploration Co.	6,100	305
Noble Energy, Inc.	7,400	298
* Pride International, Inc.	9,300	286
CONSOL Energy, Inc.	4,300	280
Patterson-UTI Energy, Inc.	8,502	280
* Cooper Cameron Corp.	6,600	273
Tesoro Petroleum Corp.	4,400	271
Range Resources Corp.	9,750	257
Rowan Cos., Inc.	6,700	239
* FMC Technologies Inc.	5,303	228
Western Gas Resources, Inc.	4,600	217
Chesapeake Energy Corp.	6,300	200
Pogo Producing Co.	4,000	199
Vintage Petroleum, Inc.	3,100	165
Marathon Oil Corp.	2,191	134
El Paso Corp.	2,400	29
Massey Energy Co.	500	19
* Grant Prideco, Inc.	115	5
Overseas Shipholding Group Inc.	100	5
		27,523
Financials (9.0%)
Citigroup, Inc.	118,097	5,731
Bank of America Corp.	89,422	4,127
American International
Group, Inc.	51,006	3,480
JPMorgan Chase & Co.	70,516	2,799
Wells Fargo & Co.	34,000	2,136
Merrill Lynch & Co., Inc.	23,700	1,605
Wachovia Corp.	29,600	1,565
American Express Co.	28,200	1,451
The Goldman Sachs
Group, Inc.	10,300	1,315
Morgan Stanley	21,960	1,246
U.S. Bancorp	41,500	1,240
Prudential Financial, Inc.	14,300	1,047
Lehman Brothers
Holdings, Inc.	7,664	982
Washington Mutual, Inc.	22,159	964
Progressive Corp. of Ohio	6,200	724
AFLAC Inc.	15,200	706
SLM Corp.	12,700	700
Capital One Financial Corp.	7,900	683
Fannie Mae	13,000	635
MetLife, Inc.	12,700	622
Countrywide Financial Corp.	18,198	622
Freddie Mac	9,500	621
Golden West Financial Corp.	8,300	548
Charles Schwab Corp.	36,650	538
Moody's Corp.	8,700	534
State Street Corp.	9,500	527
Franklin Resources Corp.	5,600	526
Loews Corp.	5,500	522

4

Shares	Market Value• ($000)

The Allstate Corp.	9,400	508
Legg Mason Inc.	4,000	479
Bear Stearns Co., Inc.	4,100	474
The Hartford Financial Services
Group Inc.	5,200	447
CIT Group Inc.	8,500	440
MBNA Corp.	15,000	407
Ambac Financial Group, Inc.	4,750	366
Genworth Financial Inc.	10,200	353
M & T Bank Corp.	3,100	338
Simon Property Group,
Inc. REIT	4,400	337
MBIA, Inc.	5,600	337
Host Marriott Corp. REIT	17,400	330
W.R. Berkley Corp.	6,900	329
Sovereign Bancorp, Inc.	15,000	324
Zions Bancorp	4,200	317
Radian Group, Inc.	5,300	311
MGIC Investment Corp.	4,700	309
Assurant, Inc.	7,100	309
Torchmark Corp.	5,400	300
The Chicago
Mercantile Exchange	800	294
Ameriprise Financial, Inc.	6,980	286
ProLogis REIT	6,064	283
Brown & Brown, Inc.	9,200	281
Leucadia National Corp.	5,850	278
The St. Paul Travelers
Cos., Inc.	5,889	263
The PMI Group Inc.	6,400	263
Eaton Vance Corp.	9,600	263
* AmeriCredit Corp.	10,200	261
Janus Capital Group Inc.	13,900	259
HCC Insurance Holdings, Inc.	8,700	258
Commerce Bancorp, Inc.	7,500	258
* Conseco, Inc.	10,800	250
Mellon Financial Corp.	7,300	250
StanCorp Financial Group, Inc.	5,000	250
Plum Creek Timber Co.
Inc. REIT	6,900	249
Federated Investors, Inc.	6,700	248
Raymond James Financial, Inc.	6,500	245
The St. Joe Co.	3,500	235
Forest City Enterprise Class A	6,200	235
The Principal Financial
Group, Inc.	4,900	232
Westcorp, Inc.	3,400	226
* Markel Corp.	700	222
Jefferies Group, Inc.	4,900	220
Investors Financial
Services Corp.	5,900	217
American Financial Group, Inc.	5,600	215
Transatlantic Holdings, Inc.	3,150	212
IndyMac Bancorp, Inc.	5,400	211
Reinsurance Group of
America, Inc.	4,400	210
BB&T Corp.	5,000	210
UnumProvident Corp.	9,100	207
* CNA Financial Corp.	6,200	203
SunTrust Banks, Inc.	2,600	189
* Alleghany Corp.	656	186
Wesco Financial Corp.	480	185
BOK Financial Corp.	3,840	174
National City Corp.	4,400	148
SEI Investments Co.	3,700	137
The Bank of New York
Co., Inc.	3,700	118
BlackRock, Inc.	500	54
The Chubb Corp.	300	29
SAFECO Corp.	500	28
East West Bancorp, Inc.	600	22
A.G. Edwards & Sons, Inc.	400	19
AmerUs Group Co.	300	17
First Horizon National Corp.	300	12
PNC Financial Services Group	100	6
CapitalSource Inc.	200	4
		54,333
Health Care (6.7%)
Johnson & Johnson	67,232	4,041
Pfizer Inc.	152,010	3,545
* Amgen, Inc.	28,824	2,273
UnitedHealth Group Inc.	33,074	2,055
Medtronic, Inc.	30,500	1,756
* WellPoint Inc.	17,125	1,366
Merck & Co., Inc.	36,400	1,158
* Genentech, Inc.	12,400	1,147
Abbott Laboratories	25,200	994
Wyeth	20,900	963

5

Shares	Market Value• ($000)

Cardinal Health, Inc.	12,390	852
Aetna Inc.	8,638	815
Eli Lilly & Co.	14,100	798
HCA Inc.	13,602	687
* Gilead Sciences, Inc.	13,000	684
* Caremark Rx, Inc.	12,600	653
Guidant Corp.	9,700	628
Bristol-Myers Squibb Co.	25,600	588
* St. Jude Medical, Inc.	11,368	571
McKesson Corp.	10,500	542
* Medco Health Solutions, Inc.	9,478	529
* Genzyme Corp.	7,400	524
* Zimmer Holdings, Inc.	7,470	504
CIGNA Corp.	4,500	503
* Celgene Corp.	7,300	473
Stryker Corp.	10,500	467
* Boston Scientific Corp.	18,300	448
* Express Scripts Inc.	5,000	419
AmerisourceBergen Corp.	9,800	406
* Coventry Health Care Inc.	7,050	402
* Forest Laboratories, Inc.	9,700	395
* Humana Inc.	7,100	386
Biomet, Inc.	9,925	363
* Barr Pharmaceuticals Inc.	5,775	360
Quest Diagnostics, Inc.	6,900	355
* Laboratory Corp. of America
Holdings	6,500	350
* Hospira, Inc.	8,060	345
* Varian Medical Systems, Inc.	6,700	337
* IVAX Corp.	10,646	334
Omnicare, Inc.	5,700	326
Applera Corp.-Applied
Biosystems Group	11,500	305
Schering-Plough Corp.	14,400	300
Mylan Laboratories, Inc.	14,850	296
IMS Health, Inc.	11,776	293
* MedImmune Inc.	8,324	291
* Thermo Electron Corp.	9,075	273
Health Management
Associates Class A	12,212	268
* Henry Schein, Inc.	6,000	262
Dade Behring Holdings Inc.	6,400	262
* Sepracor Inc.	4,900	253
* Biogen Idec Inc.	5,460	248
DENTSPLY International Inc.	4,600	247
* Waters Corp.	6,400	241
Baxter International, Inc.	6,400	241
* Fisher Scientific
International Inc.	3,864	239
* Lincare Holdings, Inc.	5,700	239
Beckman Coulter, Inc.	4,100	233
* Watson Pharmaceuticals, Inc.	7,000	228
* Patterson Cos	6,600	220
* Chiron Corp.	4,540	202
* Endo Pharmaceuticals
Holdings, Inc.	6,500	197
Allergan, Inc.	1,800	194
Universal Health Services
Class B	3,400	159
* Health Net Inc.	2,900	149
* American Pharmaceuticals
Partners, Inc.	2,950	114
Becton, Dickinson & Co.	1,684	101
* Millipore Corp.	1,300	86
Pharmaceutical Product
Development, Inc.	500	31
C.R. Bard, Inc.	400	26
Bausch & Lomb, Inc.	300	20
Cooper Cos., Inc.	300	15
Manor Care, Inc.	100	4
		40,579
Industrials (4.9%)
General Electric Co.	234,509	8,220
The Boeing Co.	21,540	1,513
United Technologies Corp.	26,700	1,493
3M Co.	14,600	1,131
United Parcel Service, Inc.	12,200	917
FedEx Corp.	8,800	910
Lockheed Martin Corp.	11,000	700
General Dynamics Corp.	5,800	661
Illinois Tool Works, Inc.	7,300	642
Norfolk Southern Corp.	13,300	596
Caterpillar, Inc.	10,000	578
Waste Management, Inc.	18,301	555
Cendant Corp.	29,595	511
Southwest Airlines Co.	29,618	487
Union Pacific Corp.	5,959	480

6

Shares	Market Value• ($000)

Danaher Corp.	8,400	469
CSX Corp.	8,800	447
ITT Industries, Inc.	3,800	391
Precision Castparts Corp.	7,100	368
Honeywell International Inc.	9,800	365
Expeditors International of
Washington, Inc.	5,300	358
Northrop Grumman Corp.	5,918	356
C.H. Robinson Worldwide Inc.	9,300	344
Fluor Corp.	4,300	332
L-3 Communications
Holdings, Inc.	4,400	327
Robert Half International, Inc.	8,600	326
Fastenal Co.	8,200	321
Rockwell Collins, Inc.	6,900	321
Emerson Electric Co.	4,200	314
Republic Services, Inc.
Class A	7,900	297
* Jacobs Engineering
Group Inc.	4,300	292
* The Dun & Bradstreet Corp.	4,300	288
W.W. Grainger, Inc.	4,000	284
Equifax, Inc.	7,400	281
Burlington Northern
Santa Fe Corp.	3,838	272
Roper Industries Inc.	6,800	269
The Brink's Co.	5,500	263
Oshkosh Truck Corp.	5,600	250
Manpower Inc.	5,300	246
* Alliant Techsystems, Inc.	3,200	244
J.B. Hunt Transport
Services, Inc.	10,700	242
Ametek, Inc.	5,500	234
Graco, Inc.	5,900	215
American Power
Conversion Corp.	9,700	213
* Stericycle, Inc.	3,600	212
Herman Miller, Inc.	6,900	194
SPX Corp.	4,100	188
Cintas Corp.	4,550	187
American Standard Cos., Inc.	4,300	172
Rockwell Automation, Inc.	2,400	142
* Allied Waste Industries, Inc.	9,800	86
Adesa, Inc.	3,400	83
Cummins Inc.	900	81
Ryder System, Inc.	1,400	57
PACCAR, Inc.	400	28
Pall Corp.	800	21
Aramark Corp. Class B	700	19
Donaldson Co., Inc.	600	19
* Acco Brands Corp.	728	18
Pentair, Inc.	500	17
* Navistar International Corp.	500	14
* JetBlue Airways Corp.	643	10
Parker Hannifin Corp.	100	7
The Toro Co.	100	4
		29,882
Information Technology (8.5%)
Microsoft Corp.	215,600	5,638
Intel Corp.	145,700	3,637
International Business
Machines Corp.	35,000	2,877
* Cisco Systems, Inc.	144,300	2,470
Hewlett-Packard Co.	72,612	2,079
QUALCOMM Inc.	41,100	1,771
* Dell Inc.	57,000	1,709
* Apple Computer, Inc.	21,100	1,517
* Google Inc.	3,570	1,481
Motorola, Inc.	64,506	1,457
Texas Instruments, Inc.	43,700	1,401
* Oracle Corp.	94,900	1,159
* Yahoo! Inc.	29,200	1,144
First Data Corp.	21,914	943
Applied Materials, Inc.	47,000	843
* Corning, Inc.	42,200	830
Automatic Data
Processing, Inc.	17,100	785
* EMC Corp.	51,900	707
Adobe Systems, Inc.	17,000	628
* Symantec Corp.	35,871	628
* Electronic Arts Inc.	9,043	473
Computer Associates
International, Inc.	16,630	469
Electronic Data
Systems Corp.	19,500	469
* Advanced Micro
Devices, Inc.	15,000	459
Paychex, Inc.	11,450	436

7

Shares	Market Value• ($000)

Analog Devices, Inc.	11,834	424
* Broadcom Corp.	8,900	420
* Xerox Corp.	27,700	406
Autodesk, Inc.	9,400	404
National Semiconductor Corp.	15,300	397
KLA-Tencor Corp.	7,500	370
* Intuit, Inc.	6,900	368
Maxim Integrated
Products, Inc.	10,100	366
Scientific-Atlanta, Inc.	8,400	362
* Sun Microsystems, Inc.	85,000	356
* Network Appliance, Inc.	12,912	349
* Fiserv, Inc.	8,025	347
* Lucent Technologies, Inc.	130,300	347
* Jabil Circuit, Inc.	9,100	337
* Agilent Technologies, Inc.	9,844	328
* NVIDIA Corp.	8,900	325
* LAM Research Corp.	8,900	318
* Affiliated Computer Services,
Inc. Class A	5,300	314
* Comverse Technology, Inc.	11,667	310
* NCR Corp.	8,936	303
* Iron Mountain, Inc.	7,050	298
Linear Technology Corp.	8,200	296
* DST Systems, Inc.	4,900	294
* Computer Sciences Corp.	5,700	289
Microchip Technology, Inc.	8,800	283
Intersil Corp.	11,200	279
* Altera Corp.	14,800	274
* Citrix Systems, Inc.	9,200	265
Amphenol Corp.	5,900	261
* Arrow Electronics, Inc.	8,100	259
Fair Isaac, Inc.	5,800	256
* Tellabs, Inc.	22,600	246
Global Payments Inc.	5,200	242
* Ingram Micro, Inc. Class A	12,100	241
* Compuware Corp.	26,600	239
Tektronix, Inc.	8,400	237
Certegy, Inc.	5,500	223
Molex, Inc.	8,466	220
* Mettler-Toledo
International Inc.	3,900	215
* Cadence Design
Systems, Inc.	12,400	210
CDW Corp.	3,600	207
AVX Corp.	14,300	207
* BMC Software, Inc.	10,100	207
* Avnet, Inc.	8,500	203
* Lexmark International, Inc.	4,500	202
Symbol Technologies, Inc.	15,000	192
* Ceridian Corp.	6,400	159
Xilinx, Inc.	5,700	144
Total System Services, Inc.	6,900	137
* ADC
Telecommunications, Inc.	5,528	123
* Avaya Inc.	11,300	121
* Teradyne, Inc.	8,000	117
* Solectron Corp.	31,800	116
* LSI Logic Corp.	14,400	115
* Freescale Semiconductor,
Inc. Class B	4,373	110
Siebel Systems, Inc.	9,610	102
* Synopsys, Inc.	4,800	96
Reynolds & Reynolds Class A	3,300	93
Harris Corp.	2,100	90
* Western Digital Corp.	4,800	89
Sabre Holdings Corp.	2,540	61
* BEA Systems, Inc.	6,100	57
* Tech Data Corp.	1,400	56
* Convergys Corp.	3,100	49
* Micron Technology, Inc.	2,600	35
* Novellus Systems, Inc.	1,000	24
* Sanmina-SCI Corp.	4,908	21
* Juniper Networks, Inc.	300	7
* Unisys Corp.	200	1
		51,429
Materials (1.3%)
E.I. du Pont de
Nemours & Co.	16,900	718
Newmont Mining Corp.
(Holding Co.)	12,889	688
Dow Chemical Co.	13,700	600
Praxair, Inc.	11,000	583
Phelps Dodge Corp.	3,400	489
Monsanto Co.	5,854	454
Nucor Corp.	6,800	454
Alcoa Inc.	14,588	431

8

Shares	Market Value• ($000)

Freeport-McMoRan Copper &
Gold, Inc. Class B	6,300	339
United States Steel Corp.	6,200	298
Martin Marietta Materials, Inc.	3,500	269
Sigma-Aldrich Corp.	4,100	259
* Sealed Air Corp.	4,600	258
Scotts Miracle-Gro Co.	5,400	244
Lyondell Chemical Co.	10,000	238
Airgas, Inc.	7,000	230
Cytec Industries, Inc.	4,800	229
* Pactiv Corp.	9,900	218
* Owens-Illinois, Inc.	9,800	206
Packaging Corp. of America	7,300	168
* Smurfit-Stone
Container Corp.	10,688	151
Ecolab, Inc.	900	33
Vulcan Materials Co.	300	20
Ball Corp.	500	20
Ashland, Inc.	300	17
Florida Rock Industries, Inc.	300	15
Albemarle Corp.	300	12
		7,641
Telecommunication Services (1.1%)
AT&T Inc.	73,544	1,801
Verizon Communications Inc.	49,700	1,497
Sprint Nextel Corp.	62,777	1,466
BellSouth Corp.	27,000	732
CenturyTel, Inc.	7,975	264
Alltel Corp.	3,230	204
* U.S. Cellular Corp.	3,800	188
* Qwest Communications
International Inc.	26,900	152
Telephone & Data
Systems, Inc.	3,000	108
Telephone & Data Systems,
Inc.--Special Common Shares	3,000	104
Citizens Communications Co.	937	11
PanAmSat Holding Corp.	440	11
		6,538
Utilities (0.7%)
Edison International	11,600	506
PG&E Corp.	13,200	490
Exelon Corp.	7,800	414
* AES Corp.	25,200	399
Questar Corp.	4,400	333
Southern Co.	6,600	228
NSTAR	7,900	227
Energen Corp.	6,200	225
TXU Corp.	4,400	221
* Reliant Energy, Inc.	20,800	215
* NRG Energy, Inc.	4,500	212
Dominion Resources, Inc.	2,590	200
Duke Energy Corp.	6,900	189
* Dynegy, Inc.	38,400	186
Northeast Utilities	8,900	175
Aqua America, Inc.	6,000	164
SCANA Corp.	1,400	55
FirstEnergy Corp.	700	34
Cinergy Corp.	700	30
NiSource, Inc.	1,077	22
		4,525
Total Common Stocks
(Cost $168,548)		283,767
	Face
	Amount
	($000)
Municipal Bonds (52.4%)
Alaska (0.3%)
Matanuska-Susitna
Borough AK GO
5.500%, 3/1/12 (3)	1,695	1,852

Arizona (1.7%)
Arizona Transp. Board
Highway Rev
5.250%, 7/1/12 (Prere.)	1,965	2,149
5.250%, 7/1/17	2,215	2,384
Phoenix AZ Civic Improvement
Corp. Water System Rev
5.500%, 7/1/15 (3)	5,525	6,087
		10,620
California (2.9%)
California GO
6.400%, 2/1/06 (1)	500	501
6.000%, 2/1/16	2,000	2,304
California Health Fac
Finance Auth. Rev
(Catholic Healthcare West)
6.250%, 7/1/06 (1) (ETM)	85	86
6.250%, 7/1/06 (1)	310	315

9

	Face	Market
	Amount	Value•
	($000)	($000)
California Public Works Board
Lease Rev. (Dept. of Corrections)
5.000%, 9/1/11 (2)	1,535	1,610
California State Dept. of Water
Resources Power Supply Rev
5.500%, 5/1/14 (2)	4,065	4,516
5.500%, 5/1/15 (2)	3,000	3,335
California State Econ
Recovery Bonds
5.000%, 7/1/15	2,100	2,274
Central Coast California
Water Auth. Rev
6.000%, 10/1/08 (2)	1,000	1,040
Los Angeles CA USD GO
6.000%, 7/1/08 (3)	1,000	1,067
South Orange County CA
Public Finance Auth. Rev
7.000%, 9/1/06 (1)	875	897
		17,945
Colorado (2.0%)
Colorado Dept. of Transp. Rev
5.250%, 12/15/13 (2) (Prere.)	3,750	4,145
Colorado Springs CO Util
System Rev
5.375%, 11/15/13	2,775	3,014
Univ. of Colorado Enterprise
System Rev
5.000%, 6/1/23 (3)	5,025	5,331
		12,490
Delaware (0.2%)
Univ. of Delaware Rev. VRDO
3.750%, 1/3/06	1,200	1,200
District of Columbia (0.9%)
District of Columbia GO
5.400%, 6/1/07 (2) (Prere.)	455	477
5.500%, 6/1/07 (4)	1,490	1,535
District of Columbia Univ. Rev
(George Washington Univ.)
6.000%, 9/15/11 (1)	3,000	3,272
		5,284
Florida (0.9%)
Florida Turnpike Auth. Rev
5.250%, 7/1/09 (3)	485	511
5.250%, 7/1/10 (3)	825	868
Orlando & Orange County FL
Expressway Auth. VRDO
3.330%, 1/9/06 (4)	650	650
3.330%, 1/9/06 (4)	450	450
Sunshine State Florida Govt
Financing Comm. Rev. VRDO
3.550%, 1/9/06 (2)	2,100	2,100
Tampa FL Health System Rev
(Catholic Healthcare East)
5.000%, 11/15/09 (1)	1,000	1,053
		5,632
Georgia (2.6%)
Atlanta GA Airport Fac. Rev
5.750%, 1/1/13 (3)	3,370	3,651
Atlanta GA Water &
Wastewater Rev. VRDO
3.700%, 1/3/06 (4)	2,375	2,375
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO
3.750%, 1/3/06 (2)	1,600	1,600
Georgia GO
5.500%, 7/1/14	4,000	4,524
Georgia Muni. Electric
Power Auth. Rev
6.250%, 1/1/12 (1)	3,000	3,422
		15,572
Hawaii (0.9%)
Hawaii GO
5.875%, 10/1/10 (1) (Prere.)	1,870	2,066
5.000%, 10/1/24 (1)	3,000	3,161
		5,227
Illinois (1.5%)
Chicago IL (City Colleges
Improvement) GO
0.000%, 1/1/12 (3)	2,380	1,883
Illinois GO
5.250%, 8/1/12 (1)	3,700	4,040
Illinois Sales Tax Rev
0.000%, 12/15/16 (2)	5,000	3,104
		9,027
Indiana (0.8%)
Indiana Muni. Power
Agency Rev
5.250%, 1/1/15 (1)	4,440	4,799

Louisiana (0.5%)
Louisiana GO
5.500%, 5/15/15 (3)	2,665	2,872

10

Face Amount ($000)	Market Value• ($000)

Maryland (1.6%)
Baltimore MD Consolidated
Public Improvement GO
5.000%, 10/15/17 (2)	2,240	2,422
5.000%, 10/15/18 (2)	2,365	2,550
5.000%, 10/15/19 (2)	2,185	2,351
Maryland GO
5.500%, 8/1/08	2,250	2,374
		9,697
Massachusetts (2.9%)
Chelsea MA GO
5.500%, 6/15/11 (2)	740	782
5.500%, 6/15/12 (2)	735	776
Massachusetts Bay
Transp. Auth. Rev
5.125%, 3/1/09 (Prere.)	1,695	1,794
5.500%, 7/1/25 (1)	2,045	2,391
Massachusetts GO
5.500%, 11/1/13 (3)	2,000	2,234
Massachusetts Health & Educ
Fac. Auth. Rev. (Caritas Christi
Obligated Group)
6.500%, 7/1/12	1,880	2,073
Massachusetts Health & Educ. Fac
Auth. Rev. (Northeastern Univ.)
5.000%, 10/1/17 (1)	1,000	1,046
Massachusetts Water Pollution
Abatement Trust
6.000%, 8/1/09 (Prere.)	415	455
6.000%, 8/1/10	1,365	1,490
Massachusetts Water
Resources Auth. Rev
5.250%, 8/1/17 (4)	3,000	3,350
Massachusetts Water
Resources Auth. Rev. VRDO
3.540%, 1/9/06 (2)	1,100	1,100
		17,491
Michigan (3.2%)
Detroit MI City School Dist. GO
5.000%, 5/1/11 (3)	3,510	3,749
Mason MI Public School Dist
(School Building & Site) GO
5.250%, 5/1/17 (4)	1,850	2,013
Michigan Building Auth. Rev
5.300%, 10/1/07 (2) (Prere.)	1,250	1,317
5.125%, 10/15/08 (Prere.)	3,015	3,160
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)
5.875%, 10/1/10 (Prere.)	2,110	2,349
Univ. of Michigan Hosp
Rev. VRDO
3.750%, 1/3/06	5,800	5,800
3.540%, 1/9/06	1,000	1,000
		19,388
Mississippi (0.9%)
Mississippi GO
5.500%, 12/1/18	2,750	3,121
5.500%, 12/1/19	2,000	2,281
		5,402
Missouri (1.2%)
Missouri Health & Educ. Fac
Auth. (Washington Univ.)
6.000%, 3/1/10 (Prere.)	4,000	4,420
Missouri Health & Educ. Fac
Auth. Health Fac. Rev. (St. Luke's
Episcopal - Presbyterian Hosp.)
5.500%, 12/1/15 (4)	2,965	3,197
		7,617
Nebraska (0.1%)
Nebraska Public Power Dist. Rev
5.250%, 1/1/08 (1) (Prere.)	135	141
5.250%, 1/1/08 (1) (Prere.)	100	105
5.250%, 1/1/08 (1) (Prere.)	40	42
5.250%, 1/1/10 (1)	25	26
5.250%, 1/1/11 (1)	50	52
		366
Nevada (0.1%)
Clark County NV School Dist. GO
5.900%, 6/15/06 (3) (Prere.)	750	766
New Jersey (4.2%)
New Jersey GO
5.000%, 7/15/09	3,000	3,158
New Jersey Transp. Corp. COP
5.500%, 9/15/11 (2)	3,000	3,280
New Jersey Transp. Trust Fund
Auth. Rev
6.000%, 6/15/07 (Prere.)	250	264
5.000%, 6/15/08 (Prere.)	1,555	1,618
6.000%, 12/15/11 (1) (Prere.)	625	706
6.000%, 12/15/11 (1) (Prere.)	330	373
6.000%, 12/15/11 (1) (Prere.)	1,440	1,626
5.500%, 12/15/20 (3)	4,000	4,602
New Jersey Turnpike Auth. Rev
5.500%, 1/1/25 (2)	5,000	5,838
New Jersey Turnpike
Auth. Rev. VRDO
3.460%, 1/9/06 (3) LOC	4,100	4,100
		25,565

11

Face Amount ($000)	Market Value• ($000)

New York (5.4%)
Erie County NY GO
6.125%, 1/15/11 (3)	610	683
Hempstead NY GO
5.625%, 2/1/06 (3) (Prere.)	155	158
5.625%, 2/1/11 (3)	685	700
Huntington NY GO
6.700%, 2/1/10 (3)	375	421
Long Island NY Power Auth
Electric System Rev
5.500%, 12/1/09 (2)	2,000	2,149
5.500%, 12/1/11 (2)	3,000	3,299
5.500%, 12/1/12 (4) (ETM)	2,000	2,231
Metro. New York Transp. Auth
Rev. (Commuter Fac.)
6.000%, 7/1/06 (1) (ETM)	1,000	1,014
Metro. New York Transp. Auth
Rev. (Dedicated Petroleum Tax)
6.125%, 4/1/10 (3) (Prere.)	2,110	2,336
New York City NY Muni. Water
Finance Auth. Water & Sewer
System Rev. VRDO
3.720%, 1/3/06 (3)	1,475	1,475
New York City NY Transitional
Finance Auth. Rev
5.875%, 5/1/10 (Prere.)	3,305	3,661
5.375%, 2/1/13	2,000	2,192
New York City NY Transitional
Finance Auth. Rev. VRDO
3.670%, 1/3/06	2,010	2,010
3.750%, 1/3/06	1,725	1,725
New York State Dormitory
Auth. Rev. (Mental Health
Services) VRDO
3.560%, 1/9/06 (1)	800	800
New York State Dormitory
Auth. Rev. (State Univ.)
5.375%, 5/15/07 (2)	400	411
New York State Dormitory Auth
Rev. (Vassar Brothers Hosp.)
5.100%, 7/1/10 (4)	1,500	1,573
New York State Environmental
Fac. Corp. PCR (State Water
Recovery Fund)
6.350%, 6/15/06	225	227
New York State Thruway Auth
Rev. (Service Contract)
5.500%, 4/1/14	4,000	4,372
Suffolk County NY GO
5.000%, 4/1/07 (3)	1,120	1,144
		32,581
North Carolina (0.8%)
North Carolina Eastern Muni
Power Agency Rev
5.125%, 1/1/14	2,400	2,544
North Carolina GO
5.000%, 3/1/20	2,000	2,138
		4,682
Ohio (3.8%)
Butler County OH Transp
Improvement Dist. Rev
6.000%, 4/1/12 (4)	2,250	2,414
Hamilton County OH Hosp
Fac. Rev. (Health Alliance of
Greater Cincinnati) VRDO
3.530%, 1/9/06 (1)	2,482	2,482
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)
5.625%, 9/1/13 (1)	1,775	1,866
Ohio GO
5.500%, 2/1/19	2,000	2,301
Ohio Higher Educ. GO
5.000%, 2/1/25	1,160	1,226
Ohio State Conservation
Projects GO
5.000%, 3/1/17	3,885	4,169
Ohio Water Dev. Auth. PCR
5.000%, 6/1/17	5,000	5,381
6.000%, 12/1/08 (2)	35	35
Univ. of Toledo OH General
Receipts VRDO
3.750%, 1/3/06 (3)	3,355	3,355
		23,229
Oklahoma (0.5%)
Oklahoma State Capitol
Improvement Auth. Fac. Rev
5.000%, 7/1/25 (2)	3,000	3,170
Oregon (0.4%)
Oregon State Dept
Administrative Services
5.750%, 4/1/09 (4) (Prere.)	2,400	2,594
Pennsylvania (1.4%)
Geisinger Health System Auth
of Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO
3.700%, 1/3/06	800	800

12

Face Amount ($000)	Market Value• ($000)

Northampton County PA
Higher Educ. Auth. Rev
(Lehigh Univ.) VRDO
3.500%, 1/9/06	500	500
Pennsylvania Higher Educ. Fac
Auth. Rev. (Drexel Univ.) VRDO
3.500%, 1/9/06 LOC	2,340	2,340
Pennsylvania Turnpike Comm
Oil Franchise Tax Rev
5.250%, 12/1/09 (2) (ETM)	420	445
5.250%, 12/1/09 (2)	195	207
5.250%, 12/1/11 (2) (ETM)	310	328
5.250%, 12/1/11 (2)	145	153
Philadelphia PA Airport
Parking Auth
5.750%, 9/1/08 (2)	1,150	1,218
Philadelphia PA Hosp. &
Higher Educ. Fac. Auth
Rev. (Children's Hosp. of
Philadelphia) VRDO
3.700%, 1/3/06	1,230	1,230
Philadelphia PA Water &
Waste Water Rev
6.250%, 8/1/09 (1)	1,000	1,095
		8,316
Puerto Rico (1.0%)
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev
5.250%, 7/1/14 (3)	2,425	2,690
Puerto Rico Public Finance Corp.
6.000%, 8/1/26 (4)	3,000	3,725
		6,415
South Carolina (2.2%)
Charleston SC Educ. Excellence
Financing Corp. Rev
5.250%, 12/1/26	2,610	2,776
Piedmont SC Muni. Power
Agency Rev
0.000%, 1/1/24 (3)	4,000	1,711
South Carolina GO
5.000%, 7/1/08	2,250	2,344
South Carolina Transp
Infrastructure Rev
5.250%, 10/1/13 (2)	5,700	6,274
		13,105
South Dakota (0.2%)
South Dakota Building
Auth. Lease Rev
5.250%, 12/1/10 (2)	1,000	1,036
Tennessee (0.8%)
Memphis TN Electric
System Rev
5.000%, 12/1/10 (1)	2,300	2,451
Metro. Govt. of Nashville &
Davidson County TN
Water & Sewer Rev
6.500%, 1/1/09 (3)	2,000	2,176
		4,627
Texas (4.9%)
Austin TX Water & Wastewater
System Rev
5.750%, 5/15/10 (1) (Prere.)	2,200	2,401
Brazos River TX Harbor
Navigation Dist. Brazoria County
Environmental (Dow Chemical
Co. Project) PUT
5.200%, 5/15/08	800	824
Carrollton TX Independent
School Dist. GO
6.000%, 2/15/09 (Prere.)	2,925	3,150
Dallas TX Civic Center Refunding
&Improvement Rev
4.600%, 8/15/09 (1)	110	114
4.700%, 8/15/10 (1)	815	847
Harris County TX Health
Fac. Dev. Corp. Rev
(Methodist Hosp.) VRDO
3.700%, 1/3/06	5,450	5,450
Harris County TX Health
Fac. Dev. Corp. Rev. (St. Luke's
Episcopal Hosp.) VRDO
3.700%, 1/3/06	3,610	3,610
Houston TX Water & Sewer
System Rev
0.000%, 12/1/08 (2)	2,750	2,479
Lubbock TX Health Fac
Dev. Corp. Rev. (St. Joseph's
Health System)
5.000%, 7/1/08 (4)	1,645	1,706
San Antonio TX
Electric & Gas Rev
5.125%, 2/1/09	1,000	1,050
San Antonio TX Water Rev
6.500%, 5/15/10 (1) (ETM)	75	82
Texas Muni. Power Agency Rev
0.000%, 9/1/10 (2) (ETM)	160	135
Texas Water Dev. Board
Rev. VRDO
3.750%, 1/3/06	2,370	2,370

13

Face Amount ($000)	Market Value• ($000)

Univ. of Texas Permanent
Univ. Fund Rev
5.250%, 8/15/18	4,900	5,471
		29,689
Utah (0.8%)
Salt Lake County UT Building
Auth. Lease Rev
5.500%, 10/1/09 (Prere.)	4,340	4,658
Washington (0.3%)
King County WA Library
System GO
6.050%, 12/1/06 (Prere.)	1,000	1,025
Washington GO
6.000%, 6/1/12	1,000	1,130
		2,155
Wisconsin (0.5%)
Wisconsin GO
5.750%, 5/1/11 (Prere.)	1,355	1,500
5.750%, 5/1/11 (Prere.)	1,340	1,483
		2,983
Total Municipal Bonds
(Cost $311,216)		318,052
Total Investments (99.2%)
(Cost $479,764)		601,819
Other Assets and Liabilities (0.8%)
Other Assets--Note B		5,975
Liabilities		(1,335)
		4,640
Net Assets (100%)
Applicable to 32,116,136 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)		606,459
Net Asset Value Per Share		$18.88

At December 31, 2005, net assets consisted of:[1]
	Amount ($000)	Per Share

Paid-in Capital	518,391	$16.13

Overdistributed Net
Investment Income	(800)	(.02)

Accumulated Net Realized Losses	(33,187)	(1.03)

Unrealized Appreciation	122,055	3.80

Net Assets	606,459	$18.88

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 See Note D in Notes to Financial Statements for the tax-basis components of net assets.
REIT—Real Estate Investment Trust.

14

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc. (7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

15

Tax-Managed Growth and Income Fund

Shares	Market Value• ($000)

Common Stocks (100.1%)
Consumer Discretionary (10.8%)
Home Depot, Inc.	506,706	20,511
Time Warner, Inc.	1,112,264	19,398
Lowe's Cos., Inc.	186,494	12,432
* Comcast Corp. Class A	461,357	11,977
Viacom Inc. Class B	364,857	11,894
* eBay Inc.	272,600	11,790
Target Corp.	209,736	11,529
The Walt Disney Co.	459,622	11,017
McDonald's Corp.	300,205	10,123
News Corp., Class A	580,857	9,032
Carnival Corp.	103,267	5,522
* Starbucks Corp.	183,558	5,509
The McGraw-Hill Cos., Inc.	89,579	4,625
Federated Department
Stores, Inc.	65,027	4,313
Best Buy Co., Inc.	97,418	4,236
Clear Channel
Communications, Inc.	128,788	4,050
* Kohl's Corp.	82,171	3,994
Staples, Inc.	174,640	3,966
NIKE, Inc. Class B	45,386	3,939
Omnicom Group Inc.	43,032	3,663
Gannett Co., Inc.	57,265	3,469
* Amazon.com, Inc.	73,121	3,448
Ford Motor Co.	443,754	3,426
Harley-Davidson, Inc.	65,467	3,371
Johnson Controls, Inc.	46,109	3,362
Starwood Hotels & Resorts
Worldwide, Inc.	52,408	3,347
Yum! Brands, Inc.	67,530	3,166
Harrah's Entertainment, Inc.	43,807	3,123
J.C. Penney Co., Inc.
(Holding Co.)	55,375	3,079
* Coach, Inc.	90,709	3,024
* Sears Holdings Corp.	23,831	2,753
Fortune Brands, Inc.	34,843	2,718
Marriott International, Inc.
Class A	39,304	2,632
General Motors Corp.	135,276	2,627
* Bed Bath & Beyond, Inc.	71,014	2,567
TJX Cos., Inc.	109,968	2,555
International Game
Technology	80,478	2,477
The Gap, Inc.	137,030	2,417
D. R. Horton, Inc.	65,115	2,327
* Office Depot, Inc.	73,760	2,316
Centex Corp.	30,406	2,174
* Apollo Group, Inc. Class A	34,677	2,097
Pulte Homes, Inc.	51,124	2,012
Lennar Corp. Class A	32,869	2,006
Nordstrom, Inc.	52,196	1,952
H&R Block, Inc.	78,298	1,922
Hilton Hotels Corp.	78,544	1,894
Tribune Co.	62,461	1,890
Limited Brands, Inc.	83,268	1,861
Genuine Parts Co.	41,318	1,815
Black & Decker Corp.	18,686	1,625
Eastman Kodak Co.	68,436	1,601
* Univision
Communications Inc.	53,397	1,569
Newell Rubbermaid, Inc.	65,609	1,560
Wendy's International, Inc.	27,851	1,539
Mattel, Inc.	96,700	1,530
* Comcast Corp. Special
Class A	57,192	1,469
Dollar General Corp.	75,563	1,441
KB HOME	18,722	1,360
Whirlpool Corp.	16,153	1,353
Tiffany &Co.	34,083	1,305
Sherwin-Williams Co.	26,794	1,217
Darden Restaurants Inc.	31,211	1,213
* AutoZone Inc.	13,082	1,200
VF Corp.	21,242	1,176
Knight Ridder	16,650	1,054
Leggett & Platt, Inc.	43,881	1,008
* Interpublic Group of
Cos., Inc.	102,914	993
E.W. Scripps Co. Class A	20,321	976
* AutoNation, Inc.	43,400	943
Brunswick Corp.	23,126	940
Liz Claiborne, Inc.	25,538	915
Family Dollar Stores, Inc.	36,876	914
New York Times Co. Class A	34,502	913
Jones Apparel Group, Inc.	28,100	863
Hasbro, Inc.	42,505	858

16

Shares	Market Value• ($000)

Circuit City Stores, Inc.	37,400	845
The Stanley Works	17,306	831
Reebok International Ltd.	12,491	727
* The Goodyear Tire &
Rubber Co.	41,816	727
RadioShack Corp.	32,046	674
Meredith Corp.	9,996	523
Snap-On Inc.	13,767	517
Dow Jones & Co., Inc.	13,900	493
OfficeMax, Inc.	16,830	427
Dillard's Inc.	14,686	365
Maytag Corp.	18,961	357
* Big Lots Inc.	27,052	325
Dana Corp.	35,611	256
Cooper Tire & Rubber Co.	14,485	222
Viacom Inc. Class A	3,800	124
News Corp., Class B	200	3
* Visteon Corp.	171	1
		290,299
Consumer Staples (9.5%)
The Procter & Gamble Co.	799,573	46,279
Altria Group, Inc.	496,775	37,119
Wal-Mart Stores, Inc.	595,915	27,889
PepsiCo, Inc.	395,734	23,380
The Coca-Cola Co.	493,804	19,905
Walgreen Co.	241,394	10,684
Anheuser-Busch Cos., Inc.	185,117	7,953
Colgate-Palmolive Co.	123,548	6,777
Kimberly-Clark Corp.	111,502	6,651
Costco Wholesale Corp.	112,702	5,575
CVS Corp.	194,135	5,129
Sysco Corp.	148,155	4,600
General Mills, Inc.	84,854	4,185
Archer-Daniels-Midland Co.	156,014	3,847
Sara Lee Corp.	181,352	3,428
* The Kroger Co.	172,847	3,263
Avon Products, Inc.	109,421	3,124
Wm. Wrigley Jr. Co.	42,794	2,845
H.J. Heinz Co.	79,923	2,695
Kellogg Co.	61,436	2,655
Safeway, Inc.	107,495	2,543
ConAgra Foods, Inc.	124,157	2,518
The Hershey Co.	43,175	2,385
The Clorox Co.	35,898	2,042
Reynolds American Inc.	20,300	1,935
Albertson's, Inc.	87,909	1,877
Whole Foods Market, Inc.	24,062	1,862
UST, Inc.	39,081	1,596
Coca-Cola Enterprises, Inc.	72,510	1,390
Brown-Forman Corp. Class B	19,844	1,376
Campbell Soup Co.	44,222	1,316
* Constellation Brands, Inc.
Class A	46,775	1,227
SuperValu Inc.	32,374	1,052
Tyson Foods, Inc.	59,769	1,022
McCormick & Co., Inc.	32,000	989
The Pepsi Bottling
Group, Inc.	32,597	933
Molson Coors Brewing Co.
Class B	13,407	898
Alberto-Culver Co. Class B	17,879	818
		255,762
Energy (9.3%)
ExxonMobil Corp.	1,484,466	83,382
Chevron Corp.	535,568	30,404
ConocoPhillips Co.	331,012	19,258
Schlumberger Ltd.	140,591	13,658
Burlington Resources, Inc.	90,085	7,765
Occidental Petroleum Corp.	95,940	7,664
Valero Energy Corp.	147,060	7,588
Halliburton Co.	122,414	7,585
Devon Energy Corp.	106,106	6,636
* Transocean Inc.	78,739	5,487
Apache Corp.	78,470	5,377
Anadarko Petroleum Corp.	56,493	5,353
Marathon Oil Corp.	87,539	5,337
Baker Hughes, Inc.	81,510	4,954
EOG Resources, Inc.	57,561	4,223
XTO Energy, Inc.	86,751	3,812
Williams Cos., Inc.	136,635	3,166
* Weatherford
International Ltd.	83,036	3,006
* Nabors Industries, Inc.	37,601	2,848
BJ Services Co.	76,860	2,818
* National Oilwell Varco Inc.	41,522	2,603
Sunoco, Inc.	32,428	2,542
Kerr-McGee Corp.	27,580	2,506

17

Shares	Market Value• ($000)

Amerada Hess Corp.	19,117	2,424
Noble Corp.	32,764	2,311
Kinder Morgan, Inc.	25,100	2,308
Murphy Oil Corp.	39,499	2,133
El Paso Corp.	157,800	1,919
Rowan Cos., Inc.	26,186	933
		250,000
Financials (21.3%)
Citigroup, Inc.	1,206,884	58,570
Bank of America Corp.	958,054	44,214
American International
Group, Inc.	619,204	42,248
JPMorgan Chase & Co.	834,712	33,130
Wells Fargo & Co.	398,943	25,066
Wachovia Corp.	370,584	19,589
American Express Co.	296,172	15,241
Merrill Lynch & Co., Inc.	219,177	14,845
Morgan Stanley	257,114	14,589
The Goldman Sachs
Group, Inc.	107,536	13,733
U.S. Bancorp	433,776	12,966
Fannie Mae	230,825	11,267
Freddie Mac	164,782	10,769
Washington Mutual, Inc.	235,338	10,237
MetLife, Inc.	180,796	8,859
Prudential Financial, Inc.	120,518	8,821
The Allstate Corp.	154,682	8,364
Lehman Brothers
Holdings, Inc.	63,898	8,190
MBNA Corp.	299,676	8,136
The St. Paul Travelers
Cos., Inc.	165,446	7,390
SunTrust Banks, Inc.	86,259	6,276
Capital One Financial Corp.	71,409	6,170
The Hartford Financial
Services Group Inc.	71,569	6,147
The Bank of
New York Co., Inc.	183,960	5,859
AFLAC Inc.	119,249	5,536
Progressive Corp. of Ohio	46,979	5,486
SLM Corp.	99,504	5,482
BB&T Corp.	129,257	5,417
Fifth Third Bancorp	132,439	4,996
Countrywide Financial Corp.	142,659	4,878
The Chubb Corp.	47,647	4,653
National City Corp.	131,625	4,419
State Street Corp.	78,218	4,336
PNC Financial
Services Group	69,643	4,306
Marsh & McLennan
Cos., Inc.	130,144	4,133
ACE Ltd.	76,855	4,107
Golden West Financial Corp.	60,908	4,020
Regions Financial Corp.	109,179	3,730
Moody's Corp.	59,260	3,640
Charles Schwab Corp.	246,314	3,613
Mellon Financial Corp.	99,812	3,419
Simon Property Group,
Inc. REIT	44,376	3,401
Franklin Resources Corp.	35,400	3,328
KeyCorp	97,282	3,203
The Principal Financial
Group, Inc.	66,917	3,174
Bear Stearns Co., Inc.	27,001	3,119
Genworth Financial Inc.	89,786	3,105
North Fork Bancorp, Inc.	113,387	3,102
Loews Corp.	32,300	3,064
Equity Office Properties
Trust REIT	96,915	2,939
XL Capital Ltd. Class A	41,577	2,801
Aon Corp.	76,494	2,750
ProLogis REIT	58,153	2,717
Equity Residential REIT	68,860	2,694
CIT Group Inc.	47,682	2,469
Ameriprise Financial, Inc.	58,654	2,405
Vornado Realty Trust REIT	28,066	2,343
Northern Trust Corp.	44,288	2,295
T. Rowe Price Group Inc.	31,240	2,250
Comerica, Inc.	39,453	2,239
Lincoln National Corp.	41,319	2,191
AmSouth Bancorp	83,289	2,183
Marshall & Ilsley Corp.	50,055	2,154
Archstone-Smith Trust REIT	50,727	2,125
M & T Bank Corp.	19,020	2,074
* E*TRADE FINANCIAL Corp.	97,901	2,042
Synovus Financial Corp.	74,588	2,015
Ambac Financial Group, Inc.	25,100	1,934
MBIA, Inc.	32,085	1,930

18

Shares	Market Value• ($000)

Zions Bancorp	24,976	1,887
Cincinnati Financial Corp.	41,731	1,865
Sovereign Bancorp, Inc.	85,268	1,843
Jefferson-Pilot Corp.	32,043	1,824
SAFECO Corp.	29,420	1,662
UnumProvident Corp.	71,320	1,623
Plum Creek Timber
Co. Inc. REIT	44,078	1,589
Compass Bancshares Inc.	29,572	1,428
MGIC Investment Corp.	21,582	1,421
Torchmark Corp.	24,804	1,379
Public Storage, Inc. REIT	19,809	1,341
Huntington Bancshares Inc.	54,389	1,292
First Horizon National Corp.	29,980	1,152
Janus Capital Group Inc.	51,425	958
Apartment Investment &
Management Co.
Class A REIT	22,700	860
Federated Investors, Inc.	20,200	748
		571,765
Health Care (13.3%)
Johnson & Johnson	709,697	42,653
Pfizer Inc.	1,758,522	41,009
* Amgen, Inc.	294,393	23,216
UnitedHealth Group Inc.	325,321	20,215
Medtronic, Inc.	288,526	16,610
Merck &Co., Inc.	521,627	16,593
Eli Lilly & Co.	271,096	15,341
Wyeth	320,217	14,752
Abbott Laboratories	370,057	14,591
* WellPoint Inc.	156,881	12,518
Bristol-Myers Squibb Co.	466,704	10,725
Schering-Plough Corp.	352,559	7,351
Cardinal Health, Inc.	102,073	7,018
Aetna Inc.	68,299	6,441
* Gilead Sciences, Inc.	109,230	5,749
Baxter International, Inc.	148,708	5,599
* Caremark Rx, Inc.	107,431	5,564
Guidant Corp.	79,137	5,124
HCA Inc.	101,047	5,103
* St. Jude Medical, Inc.	87,405	4,388
* Genzyme Corp.	61,520	4,354
* Medco Health Solutions, Inc.	73,501	4,101
* Zimmer Holdings, Inc.	59,028	3,981
McKesson Corp.	73,405	3,787
* Biogen Idec Inc.	81,243	3,683
Becton, Dickinson & Co.	60,069	3,609
* Boston Scientific Corp.	140,664	3,445
Allergan, Inc.	31,301	3,379
CIGNA Corp.	30,002	3,351
* Forest Laboratories, Inc.	80,538	3,276
Stryker Corp.	69,700	3,097
* Express Scripts Inc.	34,744	2,912
* Coventry Health Care Inc.	38,820	2,211
Biomet, Inc.	59,566	2,178
* Humana Inc.	38,959	2,117
AmerisourceBergen Corp.	49,844	2,064
* MedImmune Inc.	58,696	2,056
Quest Diagnostics, Inc.	39,594	2,038
* Fisher Scientific
International Inc.	29,197	1,806
* Laboratory Corp. of America
Holdings	31,690	1,707
* Hospira, Inc.	38,454	1,645
C.R. Bard, Inc.	24,954	1,645
IMS Health, Inc.	55,384	1,380
Health Management
Associates Class A	58,757	1,290
Applera Corp.-Applied
Biosystems Group	44,847	1,191
* Thermo Electron Corp.	38,869	1,171
* Chiron Corp.	26,250	1,167
* Patterson Cos	32,940	1,100
Mylan Laboratories, Inc.	51,994	1,038
* Waters Corp.	26,400	998
* King Pharmaceuticals, Inc.	57,432	972
Bausch & Lomb, Inc.	12,802	869
* Tenet Healthcare Corp.	111,397	853
* Millipore Corp.	12,374	817
* Watson Pharmaceuticals, Inc.	24,177	786
Manor Care, Inc.	18,794	747
PerkinElmer, Inc.	31,037	731
		358,112
Industrials (11.4%)
General Electric Co.	2,520,687	88,350
United Parcel Service, Inc.	263,257	19,784

19

Shares	Market Value• ($000)

3M Co.	181,198	14,043
Tyco International Ltd.	480,165	13,858
United Technologies Corp.	242,925	13,582
The Boeing Co.	192,523	13,523
Caterpillar, Inc.	162,383	9,381
Honeywell International Inc.	201,214	7,495
FedEx Corp.	72,197	7,464
Emerson Electric Co.	97,930	7,315
Burlington Northern
Santa Fe Corp.	89,086	6,309
General Dynamics Corp.	47,966	5,471
Lockheed Martin Corp.	85,314	5,429
Northrop Grumman Corp.	84,872	5,102
Union Pacific Corp.	63,160	5,085
Norfolk Southern Corp.	96,824	4,341
Illinois Tool Works, Inc.	48,816	4,295
Raytheon Co.	106,655	4,282
Cendant Corp.	244,581	4,219
Waste Management, Inc.	131,730	3,998
Deere & Co.	57,650	3,927
Ingersoll-Rand Co.	78,941	3,187
Danaher Corp.	56,600	3,157
Masco Corp.	101,151	3,054
PACCAR, Inc.	40,389	2,796
Southwest Airlines Co.	166,667	2,738
CSX Corp.	51,773	2,629
Rockwell Automation, Inc.	42,773	2,530
Textron, Inc.	31,604	2,433
Eaton Corp.	35,401	2,375
Pitney Bowes, Inc.	54,359	2,297
ITT Industries, Inc.	22,101	2,272
L-3 Communications
Holdings, Inc.	28,577	2,125
Dover Corp.	48,266	1,954
Rockwell Collins, Inc.	41,228	1,916
Parker Hannifin Corp.	28,647	1,890
R.R. Donnelley & Sons Co.	51,908	1,776
American Standard
Cos., Inc.	43,639	1,743
Fluor Corp.	20,654	1,596
Cooper Industries, Inc.
Class A	21,783	1,590
Robert Half
International, Inc.	40,801	1,546
Avery Dennison Corp.	26,384	1,458
Cintas Corp.	32,802	1,351
W.W. Grainger, Inc.	18,223	1,296
* Monster Worldwide Inc.	29,482	1,203
Goodrich Corp.	29,208	1,200
Equifax, Inc.	31,087	1,182
Cummins Inc.	11,221	1,007
American Power
Conversion Corp.	41,130	905
Pall Corp.	29,595	795
Ryder System, Inc.	15,264	626
* Allied Waste Industries, Inc.	52,750	461
* Navistar International Corp.	14,656	419
		304,760
Information Technology (15.1%)
Microsoft Corp.	2,183,856	57,108
Intel Corp.	1,439,822	35,938
International Business
Machines Corp.	376,784	30,972
* Cisco Systems, Inc.	1,465,392	25,088
Hewlett-Packard Co.	683,414	19,566
QUALCOMM Inc.	392,212	16,896
* Dell Inc.	561,398	16,836
* Apple Computer, Inc.	200,989	14,449
Motorola, Inc.	594,209	13,423
Texas Instruments, Inc.	385,952	12,377
* Yahoo! Inc.	301,200	11,801
* Oracle Corp.	897,185	10,955
First Data Corp.	182,422	7,846
* EMC Corp.	570,101	7,765
* Corning, Inc.	363,883	7,154
Applied Materials, Inc.	387,455	6,951
Automatic Data
Processing, Inc.	137,681	6,318
Adobe Systems, Inc.	143,390	5,300
* Symantec Corp.	257,955	4,514
* Electronic Arts Inc.	71,755	3,754
* Sun Microsystems, Inc.	814,331	3,412
* Xerox Corp.	229,094	3,356
* Agilent Technologies, Inc.	98,158	3,268
* Broadcom Corp.	69,130	3,259
Analog Devices, Inc.	87,577	3,141
Computer Associates
International, Inc.	109,535	3,088

20

Shares	Market Value• ($000)

Paychex, Inc.	79,675	3,037
Electronic Data
Systems Corp.	124,608	2,996
* Advanced Micro
Devices, Inc.	96,591	2,956
Maxim Integrated
Products, Inc.	78,161	2,833
* Lucent Technologies, Inc.	1,057,787	2,814
Linear Technology Corp.	72,697	2,622
* Network Appliance, Inc.	88,918	2,401
Autodesk, Inc.	55,193	2,371
KLA-Tencor Corp.	47,159	2,326
* Intuit, Inc.	42,172	2,248
* Computer Sciences Corp.	44,114	2,234
National
Semiconductor Corp.	81,880	2,127
Xilinx, Inc.	83,266	2,099
* Freescale Semiconductor,
Inc. Class B	80,280	2,021
* Micron Technology, Inc.	147,876	1,968
* Fiserv, Inc.	44,025	1,905
* Affiliated Computer Services,
Inc. Class A	29,600	1,752
* Altera Corp.	86,491	1,603
Scientific-Atlanta, Inc.	36,756	1,583
* Jabil Circuit, Inc.	41,690	1,546
* NVIDIA Corp.	40,977	1,498
* NCR Corp.	43,739	1,485
Siebel Systems, Inc.	124,636	1,319
* Comverse Technology, Inc.	48,056	1,278
* Lexmark International, Inc.	27,679	1,241
* Citrix Systems, Inc.	42,200	1,215
* Tellabs, Inc.	106,715	1,163
* Avaya Inc.	99,869	1,066
* BMC Software, Inc.	51,785	1,061
* JDS Uniphase Corp.	392,030	925
Molex, Inc.	34,482	895
* Compuware Corp.	92,276	828
* Novell, Inc.	91,081	804
* Solectron Corp.	217,647	797
Symbol Technologies, Inc.	60,024	770
* Novellus Systems, Inc.	31,848	768
* LSI Logic Corp.	94,054	752
Sabre Holdings Corp.	31,195	752
* Teradyne, Inc.	46,800	682
* QLogic Corp.	19,200	624
* ADC
Telecommunications, Inc.	27,757	620
* Mercury Interactive Corp.	20,700	575
Tektronix, Inc.	20,152	568
* Sanmina-SCI Corp.	125,000	533
* Convergys Corp.	33,300	528
* Unisys Corp.	80,947	472
* Freescale Semiconductor,
Inc. Class A	17,800	448
* Andrew Corp.	38,600	414
* Ciena Corp.	137,838	409
* Parametric Technology Corp.	65,000	396
* PMC Sierra Inc.	43,481	335
* Applied Micro Circuits Corp.	71,300	183
* Gateway, Inc.	62,600	157
		405,538
Materials (3.0%)
Dow Chemical Co.	230,209	10,088
E.I. du Pont de
Nemours & Co.	219,231	9,317
Alcoa Inc.	207,596	6,139
Newmont Mining Corp.
(Holding Co.)	106,548	5,690
Monsanto Co.	64,106	4,970
Praxair, Inc.	76,884	4,072
International Paper Co.	116,963	3,931
Weyerhaeuser Co.	58,002	3,848
Phelps Dodge Corp.	24,128	3,471
Air Products &
Chemicals, Inc.	52,862	3,129
Nucor Corp.	37,170	2,480
Freeport-McMoRan
Copper & Gold, Inc. Class B	43,976	2,366
PPG Industries, Inc.	39,804	2,305
Rohm & Haas Co.	34,257	1,659
Vulcan Materials Co.	24,300	1,646
Ecolab, Inc.	44,060	1,598
United States Steel Corp.	27,100	1,303
MeadWestvaco Corp.	43,279	1,213
Temple-Inland Inc.	26,936	1,208
* Sealed Air Corp.	19,436	1,092
Sigma-Aldrich Corp.	16,000	1,013

21

Shares	Market Value• ($000)

Eastman Chemical Co.	19,362	999
Ashland, Inc.	17,127	992
Ball Corp.	24,787	985
Engelhard Corp.	28,590	862
* Pactiv Corp.	34,177	752
Allegheny Technologies Inc.	20,100	725
Bemis Co., Inc.	25,050	698
Louisiana-Pacific Corp.	25,200	692
International Flavors &
Fragrances, Inc.	19,382	649
* Hercules, Inc.	26,817	303
		80,195
Telecommunication Services (3.0%)
AT&T Inc.	931,900	22,822
Verizon
Communications Inc.	659,541	19,865
Sprint Nextel Corp.	704,808	16,464
BellSouth Corp.	436,233	11,822
Alltel Corp.	91,283	5,760
* Qwest Communications
International Inc.	368,799	2,084
CenturyTel, Inc.	31,213	1,035
Citizens Communications Co.	79,659	974
		80,826
Utilities (3.4%)
Exelon Corp.	159,107	8,455
Dominion Resources, Inc.	82,758	6,389
Southern Co.	176,808	6,105
Duke Energy Corp.	221,243	6,073
TXU Corp.	115,060	5,775
FPL Group, Inc.	94,095	3,911
Public Service Enterprise
Group, Inc.	59,895	3,891
FirstEnergy Corp.	78,620	3,852
American Electric Power
Co., Inc.	94,098	3,490
Entergy Corp.	49,400	3,391
Edison International	77,679	3,388
PG&E Corp.	81,998	3,044
Sempra Energy	61,202	2,744
Consolidated Edison Inc.	58,458	2,708
PPL Corp.	90,599	2,664
Progress Energy, Inc.	59,950	2,633
Ameren Corp.	48,861	2,504
* AES Corp.	155,835	2,467
Constellation Energy
Group, Inc.	42,516	2,449
Cinergy Corp.	47,458	2,015
DTE Energy Co.	42,539	1,837
Xcel Energy, Inc.	96,074	1,774
KeySpan Corp.	41,757	1,490
NiSource, Inc.	65,243	1,361
* Allegheny Energy, Inc.	38,700	1,225
Pinnacle West Capital Corp.	23,700	980
CenterPoint Energy Inc.	73,807	948
TECO Energy, Inc.	49,610	852
* CMS Energy Corp.	52,881	767
NICOR Inc.	10,480	412
* Dynegy, Inc.	71,781	347
Peoples Energy Corp.	9,219	323
		90,264
Total Common Stocks
(Cost $1,892,243)		2,687,521
Other Assets and Liabilities (-0.1%)
Other Assets--Note B		8,496
Liabilities		(12,046)
		(3,550)
Net Assets (100%)		2,683,971

22

At December 31, 2005, net assets consisted of:[1]
Amount ($000)

Paid-in Capital	2,336,759

Overdistributed Net Investment Income	(3,219)

Accumulated Net Realized Losses	(444,847)
Unrealized Appreciation	795,278

Net Assets	2,683,971

Investor Shares--Net Assets

Applicable to 29,685,813 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	806,030

Net Asset Value Per Share--
Investor Shares	$27.15

Admiral Shares--Net Assets

Applicable to 28,224,424 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,574,880

Net Asset Value Per Share--
Admiral Shares	$55.80

Institutional Shares--Net Assets

Applicable to 11,161,301 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	303,061

Net Asset Value Per Share--
Institutional Shares	$27.15

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.
REIT—Real Estate Investment Trust.

23

Tax-Managed Capital Appreciation Fund

Shares	Market Value• ($000)

Common Stocks (100.0%)
Consumer Discretionary (13.0%)
Time Warner, Inc.	1,151,647	20,085
Home Depot, Inc.	480,000	19,430
Lowe's Cos., Inc.	232,400	15,492
The Walt Disney Co.	600,409	14,392
Viacom Inc. Class B	428,968	13,984
Target Corp.	243,300	13,374
McDonald's Corp.	379,700	12,803
* eBay Inc.	265,420	11,479
News Corp., Class A	641,100	9,969
* Starbucks Corp.	274,704	8,244
* Liberty Media Corp.	840,758	6,617
Best Buy Co., Inc.	142,650	6,202
Harley-Davidson, Inc.	114,500	5,896
Starwood Hotels &Resorts
Worldwide, Inc.	88,624	5,660
NIKE, Inc. Class B	63,600	5,520
The McGraw-Hill Cos., Inc.	105,300	5,437
Yum! Brands, Inc.	114,780	5,381
Marriott International, Inc.
Class A	79,200	5,304
Harrah's Entertainment, Inc.	73,410	5,233
* Coach, Inc.	156,900	5,231
Johnson Controls, Inc.	69,700	5,082
* Kohl's Corp.	103,500	5,030
* Comcast Corp. Class A	193,457	5,022
* Office Depot, Inc.	153,800	4,829
Federated Department
Stores, Inc.	70,100	4,650
D. R. Horton, Inc.	126,366	4,515
Centex Corp.	63,000	4,504
* Chico's FAS, Inc.	101,800	4,472
Clear Channel
Communications, Inc.	140,636	4,423
Hilton Hotels Corp.	182,050	4,389
The Gap, Inc.	246,487	4,348
* Bed Bath & Beyond, Inc.	118,717	4,292
* Comcast Corp. Special
Class A	164,432	4,224
Darden Restaurants Inc.	104,850	4,077
International Game
Technology	129,600	3,989
Pulte Homes, Inc.	100,800	3,967
* Sirius Satellite Radio, Inc.	591,100	3,960
* Amazon.com, Inc.	82,900	3,909
Black & Decker Corp.	42,400	3,687
* DIRECTV Group, Inc.	257,302	3,633
Circuit City Stores, Inc.	152,000	3,434
Lennar Corp. Class A	54,600	3,332
Abercrombie & Fitch Co.	50,500	3,292
* Apollo Group, Inc. Class A	52,984	3,203
Polo Ralph Lauren Corp.	55,300	3,105
* NTL Inc.	45,296	3,084
* AutoZone Inc.	33,300	3,055
* Mohawk Industries, Inc.	34,700	3,018
* O'Reilly Automotive, Inc.	93,848	3,004
* AutoNation, Inc.	137,300	2,984
* Williams-Sonoma, Inc.	69,100	2,982
Reebok International Ltd.	50,500	2,941
* Pixar, Inc.	55,686	2,936
Michaels Stores, Inc.	81,800	2,893
BorgWarner, Inc.	47,500	2,880
* MGM Mirage, Inc.	77,864	2,855
Dex Media, Inc.	103,400	2,801
E.W. Scripps Co. Class A	57,070	2,741
Ryland Group, Inc.	37,500	2,705
Mattel, Inc.	168,032	2,658
* NVR, Inc.	3,780	2,654
Brinker International, Inc.	68,500	2,648
* Univision
Communications Inc.	90,095	2,648
* CarMax, Inc.	95,079	2,632
Harman International
Industries, Inc.	26,800	2,622
Liz Claiborne, Inc.	72,400	2,593
* Lamar Advertising Co.
Class A	56,186	2,592
* XM Satellite Radio
Holdings, Inc.	94,800	2,586
Dollar General Corp.	131,987	2,517
* The Cheesecake Factory Inc.	66,900	2,501
PETsMART, Inc.	97,300	2,497
GTECH Holdings Corp.	78,200	2,482
Foot Locker, Inc.	103,900	2,451
Barnes & Noble, Inc.	57,300	2,445
Jones Apparel Group, Inc.	77,600	2,384
Brunswick Corp.	56,400	2,293

24

Shares	Market Value• ($000)

Gentex Corp.	116,252	2,267
Outback Steakhouse, Inc.	53,950	2,245
* Cablevision Systems NY
Group Class A	95,544	2,242
* Toll Brothers, Inc.	64,600	2,238
* Weight Watchers
International, Inc.	45,200	2,234
Harte-Hanks, Inc.	83,000	2,190
John Wiley & Sons Class A	56,100	2,190
* Timberland Co.	66,800	2,174
Dana Corp.	301,400	2,164
Staples, Inc.	94,495	2,146
Borders Group, Inc.	95,600	2,072
Hasbro, Inc.	102,100	2,060
* Career Education Corp.	60,400	2,037
* Saks Inc.	116,900	1,971
* Education Management Corp.	56,800	1,903
* Hovnanian Enterprises Inc.
Class A	37,900	1,881
* Liberty Global Inc. Class A	82,297	1,852
International Speedway Corp.	36,764	1,761
* Liberty Global, Inc. Series C	82,297	1,745
Washington Post Co. Class B	2,260	1,729
RadioShack Corp.	79,700	1,676
Hearst-Argyle Television Inc.	70,100	1,672
Omnicom Group Inc.	19,600	1,669
* Dollar Tree Stores, Inc.	67,734	1,622
* Columbia Sportswear Co.	33,700	1,609
* IAC/InterActiveCorp	49,030	1,388
* Discovery Holding Co.
Class A	86,075	1,304
Belo Corp. Class A	55,700	1,193
* Expedia, Inc.	49,030	1,175
* TRW Automotive
Holdings Corp.	40,300	1,062
American Eagle
Outfitters, Inc.	44,661	1,026
Nordstrom, Inc.	27,000	1,010
Limited Brands, Inc.	36,609	818
ServiceMaster Co.	66,000	789
* Sears Holdings Corp.	6,400	739
Lennar Corp. Class B	8,300	471
Viacom Inc. Class A	13,688	448
* CCE Spinco, Inc.	17,579	230
* Wynn Resorts Ltd.	2,000	110
* Rent-A-Center, Inc.	89	2
Applebee's International, Inc.	45	1
		444,298
Consumer Staples (8.5%)
The Procter & Gamble Co.	940,377	54,429
Altria Group, Inc.	490,800	36,673
Wal-Mart Stores, Inc.	696,528	32,598
PepsiCo, Inc.	483,500	28,565
The Coca-Cola Co.	443,400	17,873
Walgreen Co.	307,300	13,601
Costco Wholesale Corp.	156,100	7,722
CVS Corp.	286,444	7,568
Archer-Daniels-Midland Co.	259,473	6,399
* The Kroger Co.	277,400	5,237
Kimberly-Clark Corp.	87,496	5,219
Wm. Wrigley Jr. Co.	76,600	5,093
Whole Foods Market, Inc.	65,740	5,088
Sysco Corp.	163,300	5,070
Colgate-Palmolive Co.	78,900	4,328
Safeway, Inc.	170,462	4,033
Anheuser-Busch Cos., Inc.	93,200	4,004
Coca-Cola Enterprises, Inc.	180,300	3,456
* Constellation Brands, Inc.
Class A	123,400	3,237
* Dean Foods Co.	82,100	3,092
Tyson Foods, Inc.	175,945	3,009
The Pepsi Bottling
Group, Inc.	102,800	2,941
Brown-Forman Corp.
Class B	41,800	2,898
Alberto-Culver Co. Class B	61,650	2,820
Molson Coors Brewing Co.
Class B	40,900	2,740
* Smithfield Foods, Inc.	89,300	2,733
Hormel Foods Corp.	79,000	2,582
* Energizer Holdings, Inc.	49,128	2,446
Church & Dwight, Inc.	72,000	2,378
PepsiAmericas, Inc.	99,900	2,324
Estee Lauder Cos. Class A	66,600	2,230
Pilgrim's Pride Corp.	64,500	2,139
* Del Monte Foods Co.	186,700	1,947
* Rite Aid Corp.	417,400	1,453
General Mills, Inc.	22,200	1,095

25

Shares	Market Value• ($000)

Sara Lee Corp.	44,600	843
The Clorox Co.	14,420	820
McCormick & Co., Inc.	23,400	724
The Hershey Co.	8,000	442
* TreeHouse Foods Inc.	16,420	307
ConAgra Foods, Inc.	11,200	227
Reynolds American Inc.	53	5
Kellogg Co.	100	4
		292,392
Energy (8.7%)
ExxonMobil Corp.	1,655,234	92,974
Chevron Corp.	528,038	29,977
ConocoPhillips Co.	298,548	17,370
Burlington Resources, Inc.	132,100	11,387
Valero Energy Corp.	196,480	10,138
Devon Energy Corp.	155,722	9,739
Anadarko Petroleum Corp.	86,208	8,168
Apache Corp.	115,462	7,911
Baker Hughes, Inc.	126,480	7,687
EOG Resources, Inc.	94,500	6,933
XTO Energy, Inc.	149,133	6,553
Williams Cos., Inc.	247,700	5,739
BJ Services Co.	151,400	5,552
* National Oilwell Varco Inc.	80,823	5,068
Peabody Energy Corp.	61,200	5,044
Amerada Hess Corp.	37,000	4,692
Kinder Morgan, Inc.	47,200	4,340
Pioneer Natural
Resources Co.	81,200	4,163
ENSCO International, Inc.	91,800	4,071
Smith International, Inc.	106,800	3,963
* Newfield Exploration Co.	79,100	3,961
Occidental Petroleum Corp.	47,700	3,810
* Grant Prideco, Inc.	85,700	3,781
Kerr-McGee Corp.	41,537	3,774
Patterson-UTI Energy, Inc.	110,900	3,654
* Pride International, Inc.	116,900	3,595
Noble Energy, Inc.	87,600	3,530
* Cooper Cameron Corp.	83,600	3,461
Rowan Cos., Inc.	88,800	3,165
* FMC Technologies Inc.	69,725	2,993
Halliburton Co.	43,700	2,708
Pogo Producing Co.	53,800	2,680
Arch Coal, Inc.	32,600	2,592
Marathon Oil Corp.	24,600	1,500
Massey Energy Co.	23,700	898
Chesapeake Energy Corp.	25,200	800
Diamond Offshore
Drilling, Inc.	5,800	403
Western Gas Resources, Inc.	5,500	259
		299,033
Financials (19.7%)
Citigroup, Inc.	1,301,744	63,174
Bank of America Corp.	975,392	45,014
American International
Group, Inc.	641,031	43,738
JPMorgan Chase & Co.	824,889	32,740
Wells Fargo & Co.	373,990	23,498
Merrill Lynch & Co., Inc.	276,800	18,748
Wachovia Corp.	333,600	17,634
American Express Co.	321,300	16,534
Fannie Mae	301,800	14,731
Freddie Mac	215,700	14,096
Morgan Stanley	235,000	13,334
Prudential Financial, Inc.	165,200	12,091
U.S. Bancorp	392,700	11,738
Lehman Brothers
Holdings, Inc.	90,069	11,544
The Goldman Sachs
Group, Inc.	90,300	11,532
Washington Mutual, Inc.	230,482	10,026
MBNA Corp.	321,500	8,729
Capital One Financial Corp.	100,900	8,718
Progressive Corp. of Ohio	73,300	8,560
AFLAC Inc.	173,700	8,063
SLM Corp.	140,700	7,751
Countrywide Financial Corp.	215,998	7,385
MetLife, Inc.	148,200	7,262
Golden West Financial Corp.	100,400	6,626
State Street Corp.	118,100	6,547
Franklin Resources Corp.	68,700	6,458
Moody's Corp.	103,600	6,363
The St. Paul Travelers
Cos., Inc.	140,077	6,257
Charles Schwab Corp.	418,700	6,142
Loews Corp.	62,300	5,909
Legg Mason Inc.	47,500	5,685

26

Shares	Market Value• ($000)

The Allstate Corp.	102,300	5,531
The Principal Financial
Group, Inc.	113,500	5,383
Bear Stearns Co., Inc.	45,700	5,280
The Chicago
Mercantile Exchange	12,890	4,737
Marshall & Ilsley Corp.	103,700	4,463
The Hartford Financial
Services Group Inc.	49,200	4,226
Ambac Financial Group, Inc.	53,850	4,150
Genworth Financial Inc.	119,800	4,143
M & T Bank Corp.	37,300	4,068
Sovereign Bancorp, Inc.	182,900	3,954
Zions Bancorp	51,200	3,869
Hudson City Bancorp, Inc.	317,502	3,848
Host Marriott Corp. REIT	199,943	3,789
W.R. Berkley Corp.	77,300	3,681
Plum Creek Timber
Co. Inc. REIT	100,900	3,637
Kimco Realty Corp. REIT	112,000	3,593
MGIC Investment Corp.	54,200	3,567
Commerce Bancorp, Inc.	103,000	3,544
Assurant, Inc.	80,200	3,488
MBIA, Inc.	57,000	3,429
Leucadia National Corp.	71,250	3,382
Torchmark Corp.	60,600	3,369
Radian Group, Inc.	57,320	3,358
The St. Joe Co.	49,600	3,334
Public Storage, Inc. REIT	48,900	3,312
Janus Capital Group Inc.	172,100	3,206
Brown & Brown, Inc.	103,600	3,164
ProLogis REIT	67,668	3,161
Eaton Vance Corp.	114,600	3,135
* AmeriCredit Corp.	121,600	3,117
StanCorp Financial
Group, Inc.	60,400	3,017
BlackRock, Inc.	27,800	3,016
The PMI Group Inc.	73,300	3,010
Colonial BancGroup, Inc.	123,300	2,937
UnionBanCal Corp.	41,800	2,872
Commerce Bancshares, Inc.	54,705	2,851
HCC Insurance Holdings, Inc.	92,400	2,742
Federated Investors, Inc.	73,950	2,739
Westcorp, Inc.	41,100	2,738
AmerUs Group Co.	47,700	2,703
Ameriprise Financial, Inc.	64,260	2,635
Forest City Enterprise
Class A	67,800	2,572
* Markel Corp.	8,100	2,568
City National Corp.	35,200	2,550
* Conseco, Inc.	110,000	2,549
Transatlantic Holdings, Inc.	37,812	2,541
Investors Financial
Services Corp.	68,800	2,534
East West Bancorp, Inc.	69,410	2,533
Reinsurance Group of
America, Inc.	52,700	2,517
Cullen/Frost Bankers, Inc.	46,200	2,480
Webster Financial Corp.	52,800	2,476
* Ameritrade Holding Corp.	100,000	2,400
SEI Investments Co.	64,135	2,373
Downey Financial Corp.	34,600	2,366
The South Financial
Group, Inc.	85,867	2,365
The Bank of
New York Co., Inc.	74,200	2,363
* Alleghany Corp.	8,032	2,281
Wesco Financial Corp.	5,830	2,245
IndyMac Bancorp, Inc.	56,000	2,185
SunTrust Banks, Inc.	29,400	2,139
International
Bancshares Corp.	72,746	2,136
BOK Financial Corp.	45,533	2,069
* CNA Financial Corp.	63,000	2,062
BB&T Corp.	46,300	1,940
CapitalSource Inc.	81,700	1,830
National City Corp.	48,800	1,638
New York Community
Bancorp, Inc.	86,400	1,427
Synovus Financial Corp.	27,000	729
Hanover Insurance Group Inc.	12,900	539
Mercantile Bankshares Corp.	8,148	460
UnumProvident Corp.	13,100	298
American Financial Group, Inc.	7,000	268
PNC Financial Services Group	3,800	235
First Horizon National Corp.	300	12
		674,485

27

Shares	Market Value• ($000)

Health Care (14.2%)
Johnson & Johnson	790,398	47,503
Pfizer Inc.	1,786,160	41,653
* Amgen, Inc.	350,075	27,607
UnitedHealth Group Inc.	367,662	22,847
Medtronic, Inc.	330,400	19,021
* WellPoint Inc.	208,816	16,661
Merck & Co., Inc.	435,700	13,860
Abbott Laboratories	320,000	12,618
* Genentech, Inc.	135,700	12,552
Wyeth	255,800	11,785
Schering-Plough Corp.	494,000	10,300
Cardinal Health, Inc.	145,512	10,004
Eli Lilly & Co.	175,800	9,949
Aetna Inc.	98,994	9,336
* Caremark Rx, Inc.	161,623	8,370
* Gilead Sciences, Inc.	157,200	8,273
HCA Inc.	151,621	7,657
* St. Jude Medical, Inc.	139,832	7,020
Bristol-Myers Squibb Co.	297,200	6,830
* Medco Health
Solutions, Inc.	114,321	6,379
Allergan, Inc.	55,900	6,035
CIGNA Corp.	52,200	5,831
* Genzyme Corp.	78,200	5,535
* Zimmer Holdings, Inc.	81,170	5,474
* Express Scripts Inc.	63,231	5,299
* Celgene Corp.	79,600	5,158
* Boston Scientific Corp.	207,500	5,082
Stryker Corp.	109,200	4,852
Becton, Dickinson & Co.	80,600	4,842
AmerisourceBergen Corp.	113,200	4,686
* Forest Laboratories, Inc.	113,800	4,629
* Humana Inc.	85,200	4,629
* Coventry Health Care Inc.	81,025	4,615
* Biogen Idec Inc.	99,340	4,503
* IVAX Corp.	133,093	4,170
Quest Diagnostics, Inc.	80,200	4,129
* Hospira, Inc.	91,940	3,933
* Laboratory Corp. of
America Holdings	71,600	3,856
* Varian Medical Systems, Inc.	76,000	3,826
* Health Net Inc.	74,200	3,825
Applera Corp.-Applied
Biosystems Group	143,900	3,822
McKesson Corp.	73,424	3,788
Biomet, Inc.	103,175	3,773
* Barr Pharmaceuticals Inc.	58,025	3,614
IMS Health, Inc.	135,552	3,378
Mylan Laboratories, Inc.	168,837	3,370
* Henry Schein, Inc.	70,200	3,064
* Millipore Corp.	46,200	3,051
* Sepracor Inc.	58,700	3,029
Health Management
Associates Class A	135,368	2,973
* MedImmune Inc.	84,000	2,942
DENTSPLY International Inc.	54,600	2,931
* Thermo Electron Corp.	93,034	2,803
* Lincare Holdings, Inc.	66,500	2,787
* Waters Corp.	72,900	2,756
* Fisher Scientific
International Inc.	44,352	2,744
Beckman Coulter, Inc.	47,600	2,708
* Endo Pharmaceuticals
Holdings, Inc.	86,000	2,602
Valeant Pharmaceuticals
International	141,500	2,558
* Watson Pharmaceuticals, Inc.	78,500	2,552
* Patterson Cos	73,530	2,456
Omnicare, Inc.	40,900	2,340
* Chiron Corp.	51,740	2,300
Universal Health Services
Class B	45,300	2,117
C.R. Bard, Inc.	29,300	1,931
* American Pharmaceuticals
Partners, Inc.	44,198	1,714
Baxter International, Inc.	39,800	1,498
Cooper Cos., Inc.	28,600	1,467
Guidant Corp.	21,100	1,366
* Kinetic Concepts, Inc.	31,000	1,233
Bausch & Lomb, Inc.	9,600	652
* DaVita, Inc.	4,000	203
		485,656
Industrials (10.7%)
General Electric Co.	2,726,534	95,565
United Technologies Corp.	293,400	16,404
The Boeing Co.	223,570	15,704

28

Shares	Market Value• ($000)

3M Co.	154,200	11,950
United Parcel Service, Inc.	147,300	11,070
FedEx Corp.	96,200	9,946
General Dynamics Corp.	68,600	7,824
Illinois Tool Works, Inc.	87,600	7,708
Lockheed Martin Corp.	116,800	7,432
Norfolk Southern Corp.	160,800	7,209
Waste Management, Inc.	204,297	6,200
Cendant Corp.	331,925	5,726
Caterpillar, Inc.	95,300	5,505
Southwest Airlines Co.	331,387	5,445
Danaher Corp.	95,600	5,333
Emerson Electric Co.	71,200	5,319
CSX Corp.	102,500	5,204
ITT Industries, Inc.	44,100	4,534
Northrop Grumman Corp.	72,268	4,344
L-3 Communications
Holdings, Inc.	58,200	4,327
Rockwell Collins, Inc.	87,700	4,075
C.H. Robinson
Worldwide Inc.	109,400	4,051
Precision Castparts Corp.	77,800	4,031
Fluor Corp.	52,000	4,018
Honeywell International Inc.	106,800	3,978
Expeditors International of
Washington, Inc.	58,800	3,970
Robert Half
International, Inc.	102,500	3,884
Parker Hannifin Corp.	58,500	3,859
American Standard Cos., Inc.	95,700	3,823
Fastenal Co.	93,600	3,668
Joy Global Inc.	87,000	3,480
* Jacobs Engineering
Group Inc.	50,500	3,427
Republic Services, Inc.
Class A	90,400	3,395
Equifax, Inc.	88,300	3,357
PACCAR, Inc.	47,926	3,318
W.W. Grainger, Inc.	45,400	3,228
* The Dun & Bradstreet Corp.	47,400	3,174
Oshkosh Truck Corp.	69,400	3,095
Cintas Corp.	70,766	2,914
J.B. Hunt Transport
Services, Inc.	119,800	2,712
Roper Industries Inc.	68,600	2,710
Ametek, Inc.	61,200	2,603
Manpower Inc.	55,600	2,585
* Alliant Techsystems, Inc.	33,700	2,567
Cummins Inc.	28,500	2,557
Union Pacific Corp.	31,253	2,516
The Toro Co.	57,400	2,512
Donaldson Co., Inc.	78,300	2,490
American Power
Conversion Corp.	109,800	2,416
Teleflex Inc.	36,700	2,385
MSC Industrial Direct Co.,
Inc. Class A	59,200	2,381
IDEX Corp.	57,600	2,368
* Stericycle, Inc.	40,000	2,355
SPX Corp.	48,300	2,211
Carlisle Co., Inc.	31,500	2,178
Herman Miller, Inc.	75,300	2,123
Burlington Northern
Santa Fe Corp.	29,393	2,082
Aramark Corp. Class B	67,200	1,867
The Brink's Co.	36,800	1,763
* Allied Waste Industries, Inc.	195,300	1,707
* Navistar International Corp.	47,700	1,365
Graco, Inc.	33,700	1,229
Landstar System, Inc.	18,789	784
* Yellow Roadway Corp.	17,512	781
Rockwell Automation, Inc.	6,200	367
Textron, Inc.	4,200	323
		365,431
Information Technology (16.8%)
Microsoft Corp.	2,319,900	60,665
Intel Corp.	1,536,700	38,356
International Business
Machines Corp.	390,458	32,096
* Cisco Systems, Inc.	1,774,600	30,381
* Dell Inc.	678,600	20,351
* Apple Computer, Inc.	254,100	18,267
Hewlett-Packard Co.	605,758	17,343
* Google Inc.	41,420	17,184
QUALCOMM Inc.	384,120	16,548
Texas Instruments, Inc.	506,200	16,234
* Oracle Corp.	1,089,848	13,307
* Yahoo! Inc.	325,000	12,733

29

Shares	Market Value• ($000)

First Data Corp.	250,995	10,795
* EMC Corp.	747,800	10,185
Motorola, Inc.	445,346	10,060
* Corning, Inc.	478,200	9,401
Applied Materials, Inc.	496,300	8,904
Adobe Systems, Inc.	188,800	6,978
* Symantec Corp.	390,853	6,840
* Advanced Micro
Devices, Inc.	183,600	5,618
* Agilent Technologies, Inc.	166,306	5,536
* Electronic Arts Inc.	104,800	5,482
* SanDisk Corp.	86,500	5,434
Analog Devices, Inc.	144,366	5,178
* Sun Microsystems, Inc.	1,229,900	5,153
Computer Associates
International, Inc.	180,766	5,096
* Broadcom Corp.	105,500	4,974
Paychex, Inc.	127,180	4,848
Autodesk, Inc.	109,588	4,707
Automatic Data
Processing, Inc.	98,100	4,502
Linear Technology Corp.	124,200	4,480
* Xerox Corp.	305,400	4,474
National
Semiconductor Corp.	166,600	4,328
Scientific-Atlanta, Inc.	97,400	4,195
Maxim Integrated
Products, Inc.	113,700	4,120
* Lucent Technologies, Inc.	1,542,354	4,103
* Computer Sciences Corp.	78,900	3,995
KLA-Tencor Corp.	80,300	3,961
* Network Appliance, Inc.	144,963	3,914
* Fiserv, Inc.	89,450	3,871
* Intuit, Inc.	71,300	3,800
* NVIDIA Corp.	103,800	3,795
* NCR Corp.	108,674	3,688
* Jabil Circuit, Inc.	98,100	3,639
* Comverse Technology, Inc.	133,396	3,547
* Iron Mountain, Inc.	83,400	3,521
* LAM Research Corp.	97,208	3,468
* Affiliated Computer Services,
Inc. Class A	58,400	3,456
* DST Systems, Inc.	54,900	3,289
Microchip Technology, Inc.	100,800	3,241
* Tellabs, Inc.	293,900	3,204
* Micron Technology, Inc.	234,000	3,115
* Altera Corp.	164,347	3,045
Xilinx, Inc.	120,436	3,036
* Arrow Electronics, Inc.	91,500	2,931
* Cadence Design
Systems, Inc.	173,000	2,927
Siebel Systems, Inc.	262,549	2,778
Molex, Inc.	104,756	2,718
* Juniper Networks, Inc.	119,000	2,654
* Compuware Corp.	294,562	2,642
* QLogic Corp.	80,200	2,607
Amphenol Corp.	57,400	2,541
* Western Digital Corp.	136,500	2,540
* Avnet, Inc.	105,400	2,523
* ADC
Telecommunications, Inc.	112,081	2,504
* Ingram Micro, Inc. Class A	125,000	2,491
Certegy, Inc.	61,000	2,474
* Mettler-Toledo
International Inc.	44,100	2,434
* Lexmark International, Inc.	50,300	2,255
Fair Isaac, Inc.	50,800	2,244
* Ceridian Corp.	89,900	2,234
* Tech Data Corp.	55,510	2,203
Intersil Corp.	85,600	2,130
* Avaya Inc.	196,100	2,092
* Convergys Corp.	131,800	2,089
* Citrix Systems, Inc.	71,356	2,054
* BMC Software, Inc.	95,000	1,947
Reynolds & Reynolds
Class A	65,200	1,830
* Solectron Corp.	495,700	1,814
* Synopsys, Inc.	89,121	1,788
Global Payments Inc.	37,800	1,762
* Zebra Technologies Corp.
Class A	39,257	1,682
* Teradyne, Inc.	110,200	1,606
Total System Services, Inc.	73,550	1,456
* LSI Logic Corp.	180,700	1,446
* Freescale Semiconductor, Inc.
Class B	43,111	1,085
Sabre Holdings Corp.	43,200	1,042
* Sanmina-SCI Corp.	184,046	784

30

Shares	Market Value• ($000)

* BEA Systems, Inc.	67,300	633
* Novellus Systems, Inc.	13,100	316
CDW Corp.	1,358	78
Harris Corp.	1,800	77
* FLIR Systems, Inc.	5	--
		575,852
Materials (3.1%)
Newmont Mining Corp.
(Holding Co.)	153,156	8,179
Monsanto Co.	98,467	7,634
Alcoa Inc.	242,128	7,160
Dow Chemical Co.	159,800	7,002
Praxair, Inc.	123,700	6,551
E.I. du Pont de
Nemours & Co.	148,700	6,320
Phelps Dodge Corp.	42,200	6,071
Nucor Corp.	79,800	5,324
Freeport-McMoRan Copper &
Gold, Inc. Class B	72,900	3,922
Ecolab, Inc.	101,800	3,692
Allegheny Technologies Inc.	88,100	3,179
Martin Marietta
Materials, Inc.	40,300	3,092
Ball Corp.	76,600	3,043
Sigma-Aldrich Corp.	47,000	2,975
Airgas, Inc.	90,000	2,961
* Sealed Air Corp.	50,136	2,816
Lyondell Chemical Co.	112,500	2,680
Scotts Miracle-Gro Co.	58,000	2,624
Cytec Industries, Inc.	54,000	2,572
United States Steel Corp.	52,000	2,500
* Owens-Illinois, Inc.	118,100	2,485
* Pactiv Corp.	111,700	2,457
AptarGroup Inc.	46,000	2,401
Florida Rock Industries, Inc.	48,700	2,389
Celanese Corp. Series A	115,800	2,214
Packaging Corp. of America	91,200	2,093
Engelhard Corp.	20,000	603
Valspar Corp.	23,400	577
Louisiana-Pacific Corp.	14,600	401
Chemtura Corp.	12,800	163
		106,080
Telecommunication Services (2.7%)
AT&T Inc.	850,012	20,817
Sprint Nextel Corp.	816,167	19,066
Verizon
Communications Inc.	579,642	17,459
BellSouth Corp.	303,700	8,230
* Qwest Communications
International Inc.	771,679	4,360
Alltel Corp.	68,784	4,340
* American Tower Corp.
Class A	121,500	3,293
CenturyTel, Inc.	92,600	3,071
PanAmSat Holding Corp.	98,400	2,411
Citizens
Communications Co.	195,702	2,393
* U.S. Cellular Corp.	45,100	2,228
Telephone & Data
Systems, Inc.	46,300	1,668
Telephone & Data
Systems, Inc.--Special
Common Shares	33,200	1,149
		90,485
Utilities (2.6%)
TXU Corp.	159,800	8,020
Edison International	133,300	5,813
PG&E Corp.	149,700	5,557
Sempra Energy	111,800	5,013
Constellation Energy
Group, Inc.	83,000	4,781
* AES Corp.	300,800	4,762
Exelon Corp.	89,300	4,745
Questar Corp.	49,800	3,770
Wisconsin Energy Corp.	79,600	3,109
Aqua America, Inc.	113,733	3,105
Equitable Resources, Inc.	80,600	2,957
SCANA Corp.	74,200	2,922
* NRG Energy, Inc.	61,200	2,884
CenterPoint Energy Inc.	221,600	2,848
MDU Resources Group, Inc.	86,300	2,825
FirstEnergy Corp.	55,900	2,739
NSTAR	92,000	2,640
Energen Corp.	71,000	2,579
* Reliant Energy, Inc.	235,100	2,426
Dominion Resources, Inc.	31,239	2,412
Duke Energy Corp.	84,900	2,331

31

Shares	Market Value• ($000)

Southern Co.	64,200	2,217
Northeast Utilities	107,400	2,115
* Dynegy, Inc.	424,300	2,054
DPL Inc.	75,000	1,951
NiSource, Inc.	35,920	749
Cinergy Corp.	5,700	242
		87,566
Total Common Stocks
(Cost $2,080,752)		3,421,278
Other Assets and Liabilities (0.0%)
Other Assets--Note B		17,256
Liabilities		(18,289)
		(1,033)
Net Assets (100%)		3,420,245

At December 31, 2005, net assets consisted of:[1]
Amount ($000)

Paid-in Capital	2,651,905

Overdistributed Net Investment Income	(3,698)

Accumulated Net Realized Losses	(568,488)

Unrealized Appreciation	1,340,526

Net Assets	3,420,245

Investor Shares--Net Assets

Applicable to 28,742,465 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	856,635

Net Asset Value Per Share--
Investor Shares	$29.80

Admiral Shares--Net Assets

Applicable to 39,331,994 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,359,886

Net Asset Value Per Share--
Admiral Shares	$60.00

Institutional Shares--Net Assets

Applicable to 6,834,316 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	203,724

Net Asset Value Per Share--
Institutional Shares	$29.81

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.
REIT—Real Estate Investment Trust.

32

Tax-Managed Small-Cap Fund

Shares	Market Value• ($000)

Common Stocks (100.0%)
Consumer Discretionary (15.7%)
* NVR, Inc.	15,240	10,698
Standard Pacific Corp.	200,038	7,361
Polaris Industries, Inc.	120,281	6,038
* Panera Bread Co.	90,940	5,973
MDC Holdings, Inc.	95,036	5,890
SCP Pool Corp.	154,207	5,740
* Sonic Corp.	175,635	5,181
* Tractor Supply Co.	97,705	5,173
* Quiksilver, Inc.	344,053	4,762
* Men's Wearhouse, Inc.	153,658	4,524
* Meritage Corp.	67,103	4,222
* P.F. Chang's China Bistro, Inc.	77,323	3,838
* Guitar Center, Inc.	76,305	3,816
Wolverine World Wide, Inc.	169,168	3,800
* Jack in the Box Inc.	104,312	3,644
* Zale Corp.	141,277	3,553
* Linens `n Things, Inc.	133,013	3,538
Ethan Allen Interiors, Inc.	96,461	3,524
Arbitron Inc.	92,765	3,523
Phillips-Van Heusen Corp.	107,483	3,482
* CEC Entertainment Inc.	101,796	3,465
Burlington Coat Factory
Warehouse Corp.	83,600	3,362
Winnebago Industries, Inc.	96,354	3,207
* Aztar Corp.	104,479	3,175
* The Children's Place Retail
Stores, Inc.	62,789	3,103
* Fossil, Inc.	144,029	3,098
* Rare Hospitality
International Inc.	99,534	3,025
* Champion Enterprises, Inc.	221,431	3,016
* Hibbett Sporting Goods, Inc.	104,857	2,986
* Pinnacle Entertainment, Inc.	120,153	2,969
* Select Comfort Corp.	105,757	2,892
Building Materials
Holding Corp.	41,884	2,857
* Insight Enterprises, Inc.	142,737	2,799
Aaron Rents, Inc. Class B	131,587	2,774
* Too Inc.	97,600	2,753
IHOP Corp.	57,217	2,684
ADVO, Inc.	92,431	2,605
* Genesco, Inc.	66,690	2,587
* Shuffle Master, Inc.	102,543	2,578
* The Dress Barn, Inc.	65,651	2,535
* CCE Spinco, Inc.	192,100	2,517
K-Swiss, Inc.	76,114	2,469
Stage Stores, Inc.	80,470	2,396
The Pep Boys
(Manny, Moe & Jack)	159,290	2,372
Brown Shoe Co., Inc.	53,900	2,287
Oxford Industries, Inc.	41,400	2,265
Finish Line, Inc.	129,458	2,255
* Papa John's
International, Inc.	37,300	2,212
* Fleetwood Enterprises, Inc.	177,330	2,190
* The Gymboree Corp.	92,400	2,162
* Red Robin Gourmet Burgers	42,227	2,152
La-Z-Boy Inc.	150,684	2,043
Christopher & Banks Corp.	105,559	1,982
Cato Corp. Class A	92,400	1,982
* Group 1 Automotive, Inc.	62,876	1,976
Kellwood Co.	81,990	1,958
Sonic Automotive, Inc.	87,319	1,945
Fred's, Inc.	117,045	1,904
* Hot Topic, Inc.	132,492	1,888
Nautilus Inc.	98,590	1,840
Triarc Cos., Inc. Class B	115,122	1,710
* WMS Industries, Inc.	67,380	1,691
* JAKKS Pacific, Inc.	78,683	1,648
Stein Mart, Inc.	89,757	1,629
* Jos. A. Bank Clothiers, Inc.	35,000	1,519
The Marcus Corp.	63,600	1,495
Superior Industries
International, Inc.	66,800	1,487
* Ryan's Restaurant
Group, Inc.	123,090	1,484
* MarineMax, Inc.	46,400	1,465
The Stride Rite Corp.	106,700	1,447
M/I Homes, Inc.	35,100	1,426
* Steak n Shake Co.	81,800	1,387
Russell Corp.	97,100	1,307
Landry's Restaurants, Inc.	48,931	1,307
Lone Star Steakhouse &
Saloon, Inc.	52,799	1,253
* Drew Industries, Inc.	44,115	1,244
* Interface, Inc.	140,265	1,153

33

Shares	Market Value• ($000)

* J. Jill Group, Inc.	60,532	1,152
Pre-Paid Legal Services, Inc.	30,120	1,151
Monaco Coach Corp.	78,450	1,043
* O'Charley's Inc.	65,956	1,023
* Vertrue Inc.	28,484	1,006
* Cost Plus, Inc.	55,900	959
* Jo-Ann Stores, Inc.	68,452	808
Thomas Nelson, Inc.	32,300	796
* Audiovox Corp.	57,000	790
Arctic Cat, Inc.	38,674	776
* Multimedia Games Inc.	80,074	741
Triarc Cos., Inc. Class A	43,900	735
Skyline Corp.	19,980	727
* Midas Inc.	37,527	689
Bassett Furniture
Industries, Inc.	34,829	644
* Bally Total Fitness
Holding Corp.	101,500	637
National Presto
Industries, Inc.	14,140	627
* 4Kids Entertainment Inc.	38,807	609
* Lenox Group, Inc.	41,400	548
Coachmen Industries, Inc.	41,570	491
Haverty Furniture Cos., Inc.	33,600	433
Movie Gallery, Inc.	70,400	395
Libbey, Inc.	38,000	388
CPI Corp.	20,300	380
* Ashworth, Inc.	42,551	360
Standard Motor
Products, Inc.	37,764	349
Hancock Fabrics, Inc.	56,926	232
Russ Berrie and Co., Inc.	18,200	208
* Meade Instruments Corp.	27,795	76
		242,970
Consumer Staples (3.4%)
Corn Products
International, Inc.	213,270	5,095
Flowers Foods, Inc.	152,947	4,215
Casey's General Stores, Inc.	147,487	3,658
* Ralcorp Holdings, Inc.	87,197	3,480
* United Natural Foods, Inc.	121,267	3,201
Longs Drug Stores, Inc.	87,690	3,191
* Performance Food
Group Co.	109,933	3,119
* Hansen Natural Corp.	37,035	2,919
* NBTY, Inc.	163,879	2,663
* Playtex Products, Inc.	184,000	2,515
Delta & Pine Land Co.	106,200	2,444
* The Great Atlantic &
Pacific Tea Co., Inc.	75,300	2,393
* Spectrum Brands Inc.	101,325	2,058
* Hain Celestial Group, Inc.	89,800	1,900
Lance, Inc.	88,198	1,643
Sanderson Farms, Inc.	42,783	1,306
WD-40 Co.	49,094	1,289
* Peet's Coffee & Tea Inc.	41,088	1,247
J & J Snack Foods Corp.	20,040	1,191
Nash-Finch Co.	38,586	983
Alliance One
International, Inc.	244,100	952
Nature's Sunshine Inc.	35,505	642
* TreeHouse Foods Inc.	10,100	189
American Italian Pasta Co.	22,300	152
		52,445
Energy (9.0%)
* Southwestern Energy Co.	411,056	14,773
* Cimarex Energy Co.	240,379	10,339
Vintage Petroleum, Inc.	160,950	8,583
Massey Energy Co.	225,152	8,527
* Cal Dive International, Inc.	227,858	8,178
* Unit Corp.	134,673	7,411
Cabot Oil & Gas Corp.	143,526	6,473
Frontier Oil Corp.	164,782	6,184
St. Mary Land &
Exploration Co.	165,581	6,095
* Maverick Tube Corp.	125,705	5,011
* Lone Star Technologies, Inc.	89,177	4,607
* SEACOR Holdings Inc.	60,558	4,124
* Oceaneering
International, Inc.	77,981	3,882
* Swift Energy Co.	84,048	3,788
* Veritas DGC Inc.	101,559	3,604
* Hydrill Co.	57,388	3,592
* Stone Energy Corp.	78,884	3,592
CARBO Ceramics Inc.	57,918	3,274
Penn Virginia Corp.	54,445	3,125
* TETRA Technologies, Inc.	101,205	3,089
* Atwood Oceanics, Inc.	39,169	3,056

34

Shares	Market Value• ($000)

* W-H Energy Services, Inc.	83,297	2,755
World Fuel Services Corp.	79,956	2,696
* Remington Oil & Gas Corp.	68,802	2,511
Lufkin Industries	42,700	2,129
* Offshore Logistics, Inc.	67,979	1,985
* NS Group Inc.	44,200	1,848
* Petroleum Development Corp.	48,700	1,624
* Dril-Quip, Inc.	32,600	1,539
* Input/Output, Inc.	206,740	1,453
		139,847
Financials (14.8%)
Shurgard Storage Centers,
Inc. Class A REIT	137,116	7,776
Essex Property Trust,
Inc. REIT	67,255	6,201
The South Financial
Group, Inc.	218,601	6,020
East West Bancorp, Inc.	164,298	5,995
New Century REIT, Inc.	164,758	5,943
Colonial Properties
Trust REIT	130,779	5,490
Hudson United Bancorp	130,331	5,432
Kilroy Realty Corp. REIT	84,924	5,257
* Philadelphia Consolidated
Holding Corp.	54,183	5,239
Whitney Holdings Corp.	185,712	5,118
Zenith National
Insurance Corp.	106,502	4,912
UCBH Holdings, Inc.	271,581	4,856
First Midwest Bancorp, Inc.	133,145	4,668
Fremont General Corp.	192,007	4,460
Selective Insurance Group	83,364	4,427
* ProAssurance Corp.	90,884	4,421
* Investment Technology
Group, Inc.	123,400	4,373
Downey Financial Corp.	61,134	4,181
Hilb, Rogal and Hamilton Co.	104,716	4,033
United Bankshares, Inc.	109,693	3,866
Delphi Financial Group, Inc.	83,701	3,851
Wintrust Financial Corp.	69,577	3,820
Chittenden Corp.	136,538	3,797
Umpqua Holdings Corp.	130,476	3,722
UICI	102,647	3,645
MAF Bancorp, Inc.	80,959	3,350
LandAmerica Financial
Group, Inc.	52,520	3,277
Provident Bankshares Corp.	96,511	3,259
Susquehanna
Bancshares, Inc.	137,327	3,252
Lexington Corporate
Properties Trust REIT	152,256	3,243
Commercial Net Lease
Realty REIT	158,381	3,226
Central Pacific Financial Co.	89,024	3,198
R.L.I. Corp.	62,644	3,124
Entertainment Properties
Trust REIT	76,085	3,100
Boston Private Financial
Holdings, Inc.	97,834	2,976
First BanCorp Puerto Rico	237,586	2,948
EastGroup Properties,
Inc. REIT	64,470	2,911
Glacier Bancorp, Inc.	91,558	2,751
TrustCo Bank NY	220,211	2,735
Republic Bancorp, Inc.	223,109	2,655
* First Federal Financial Corp.	48,484	2,643
Stewart Information
Services Corp.	53,184	2,588
Brookline Bancorp, Inc.	180,903	2,563
Sterling Financial Corp.	101,911	2,546
First Republic Bank	67,168	2,486
* Piper Jaffray Cos., Inc.	58,900	2,380
Sovran Self Storage,
Inc. REIT	49,860	2,342
Financial Federal Corp.	51,500	2,289
Infinity Property &
Casualty Corp.	60,774	2,261
Fidelity Bankshares, Inc.	65,200	2,132
BankUnited Financial Corp.	78,383	2,083
Gold Banc Corp., Inc.	113,842	2,074
Sterling Bancshares, Inc.	133,382	2,059
United Fire & Casualty Co.	49,900	2,017
Community Bank
System, Inc.	89,035	2,008
Cash America
International Inc.	85,600	1,985
Glenborough Realty Trust,
Inc. REIT	106,600	1,929
Acadia Realty Trust REIT	92,162	1,848

35

Shares	Market Value• ($000)

BankAtlantic Bancorp,
Inc. Class A	131,820	1,845
PrivateBancorp, Inc.	50,951	1,812
Prosperity Bancshares, Inc.	63,000	1,811
Town & Country Trust REIT	50,843	1,719
Anchor Bancorp
Wisconsin Inc.	54,892	1,665
Parkway Properties Inc. REIT	41,400	1,662
* World Acceptance Corp.	54,960	1,566
Flagstar Bancorp, Inc.	102,251	1,472
* Franklin Bank Corp.	69,100	1,243
Presidential Life Corp.	63,243	1,204
Dime Community
Bancshares	82,408	1,204
Irwin Financial Corp.	51,907	1,112
Nara Bancorp, Inc.	58,733	1,044
SWS Group, Inc.	46,272	969
* SCPIE Holdings Inc.	30,000	624
* Rewards Network Inc.	61,200	392
Zions Bancorp	1	--
		229,085
Health Care (12.3%)
Pharmaceutical Product
Development, Inc.	147,233	9,121
* Cerner Corp.	90,299	8,209
* ResMed Inc.	206,188	7,899
* Respironics, Inc.	211,460	7,839
* IDEXX Laboratories Corp.	95,649	6,885
Cooper Cos., Inc.	129,444	6,640
* Pediatrix Medical Group, Inc.	71,901	6,368
* Sierra Health Services, Inc.	74,627	5,967
Mentor Corp.	111,043	5,117
Medicis Pharmaceutical Corp.	159,529	5,113
* Hologic, Inc.	129,550	4,913
* Sybron Dental Specialties, Inc.	118,403	4,714
* American Healthways Inc.	98,633	4,463
* United Surgical Partners
International, Inc.	129,585	4,166
* MGI Pharma, Inc.	226,252	3,882
* Haemonetics Corp.	77,248	3,774
Chemed Corp.	75,268	3,739
* American Medical Systems
Holdings, Inc.	203,457	3,628
* Sunrise Senior Living, Inc.	104,880	3,536
Alpharma, Inc. Class A	121,700	3,470
Diagnostic Products Corp.	68,839	3,342
* Centene Corp.	124,708	3,279
Owens & Minor, Inc.
Holding Co.	116,881	3,218
* Immucor Inc.	133,585	3,121
* ArthroCare Corp.	73,091	3,080
* AMERIGROUP Corp.	150,809	2,935
Invacare Corp.	93,133	2,933
* Dionex Corp.	59,534	2,922
LCA-Vision Inc.	60,500	2,874
* Biosite Inc.	51,028	2,872
* Regeneron
Pharmaceuticals, Inc.	158,448	2,527
* Intermagnetics
General Corp.	75,806	2,418
* Viasys Healthcare Inc.	92,700	2,382
PolyMedica Corp.	70,747	2,368
* Cyberonics, Inc.	64,148	2,072
* CONMED Corp.	86,701	2,051
* NDCHealth Corp.	106,100	2,040
* AmSurg Corp.	87,083	1,991
* Amedisys Inc.	46,114	1,948
Analogic Corp.	40,602	1,943
* Integra LifeSciences
Holdings	53,934	1,913
* Odyssey Healthcare, Inc.	101,125	1,885
* Dendrite International, Inc.	126,632	1,825
* DJ Orthopedics Inc.	63,936	1,763
* SurModics, Inc.	45,579	1,686
* Greatbatch, Inc.	63,419	1,650
* ICU Medical, Inc.	41,000	1,608
* PAREXEL International Corp.	78,049	1,581
Cambrex Corp.	77,900	1,462
* Connetics Corp.	92,369	1,335
Datascope Corp.	36,239	1,198
* Cross Country
Healthcare, Inc.	62,172	1,105
* Noven Pharmaceuticals, Inc.	69,766	1,056
* Gentiva Health Services, Inc.	68,800	1,014
* RehabCare Group, Inc.	49,800	1,006
* Enzo Biochem, Inc.	80,656	1,002
* Merit Medical Systems, Inc.	79,421	964
CNS, Inc.	41,600	911

36

Shares	Market Value• ($000)

Vital Signs, Inc.	16,816	720
* Savient Pharmaceuticals Inc.	180,275	674
* ArQule, Inc.	102,872	630
BioLase Technology, Inc.	68,233	545
* Possis Medical Inc.	51,620	514
* Bradley Pharmaceuticals, Inc.	40,880	388
* Theragenics Corp.	49,600	150
Hooper Holmes, Inc.	24,300	62
		190,406
Industrials (18.8%)
Roper Industries Inc.	250,634	9,903
Oshkosh Truck Corp.	214,724	9,575
Landstar System, Inc.	171,886	7,175
Hughes Supply, Inc.	195,491	7,008
JLG Industries, Inc.	149,513	6,827
* Shaw Group, Inc.	231,449	6,733
IDEX Corp.	152,505	6,269
* Kansas City Southern	240,418	5,873
Briggs & Stratton Corp.	151,340	5,870
The Toro Co.	123,360	5,399
Brady Corp. Class A	144,494	5,228
Engineered Support
Systems, Inc.	122,679	5,108
* Waste Connections, Inc.	137,707	4,745
* URS Corp.	125,843	4,733
* United Stationers, Inc.	96,867	4,698
Lennox International Inc.	165,365	4,663
Skywest, Inc.	169,907	4,564
CLARCOR Inc.	151,433	4,499
The Manitowoc Co., Inc.	88,344	4,437
* EGL, Inc.	113,000	4,245
DRS Technologies, Inc.	81,959	4,214
Acuity Brands, Inc.	131,103	4,169
Watsco, Inc.	69,187	4,138
* Kirby Corp.	74,859	3,905
Simpson Manufacturing Co.	107,100	3,893
* Gardner Denver Inc.	75,907	3,742
* Armor Holdings, Inc.	86,502	3,689
Knight Transportation, Inc.	167,902	3,481
Curtiss-Wright Corp.	63,705	3,478
Watson Wyatt &
Co. Holdings	122,868	3,428
Forward Air Corp.	92,827	3,402
Albany International Corp.	93,978	3,398
* Ceradyne, Inc.	77,228	3,383
Arkansas Best Corp.	74,736	3,264
* Labor Ready, Inc.	156,400	3,256
Regal-Beloit Corp.	89,300	3,161
John H. Harland Co.	82,390	3,098
* EMCOR Group, Inc.	45,720	3,087
Mueller Industries Inc.	107,553	2,949
* Teledyne Technologies, Inc.	98,588	2,869
* Moog Inc.	100,514	2,853
* GenCorp, Inc.	160,100	2,842
* Esterline Technologies Corp.	74,331	2,764
Administaff, Inc.	64,300	2,704
Heartland Express, Inc.	132,499	2,688
Kaydon Corp.	82,641	2,656
* NCI Building Systems, Inc.	62,200	2,642
* Tetra Tech, Inc.	167,417	2,623
Universal Forest
Products, Inc.	47,177	2,607
Woodward Governor Co.	28,852	2,482
Applied Industrial
Technology, Inc.	73,242	2,468
* School Specialty, Inc.	67,008	2,442
G & K Services, Inc. Class A	61,791	2,425
* AAR Corp.	96,300	2,306
Watts Water
Technologies, Inc.	74,642	2,261
* Old Dominion Freight
Line, Inc.	82,930	2,237
ABM Industries Inc.	112,983	2,209
* Portfolio Recovery
Associates, Inc.	46,200	2,146
Baldor Electric Co.	83,060	2,130
A.O. Smith Corp.	59,686	2,095
* Hub Group, Inc.	59,000	2,086
* Mobile Mini, Inc.	43,689	2,071
Viad Corp.	65,350	1,917
* Coinstar, Inc.	80,589	1,840
* Griffon Corp.	76,565	1,823
Stewart & Stevenson
Services, Inc.	85,666	1,810
ElkCorp	53,397	1,797
* Spherion Corp.	177,900	1,781

37

Shares	Market Value• ($000)

* Heidrick & Struggles
International, Inc.	54,706	1,753
Wabash National Corp.	91,494	1,743
* Triumph Group, Inc.	46,700	1,710
Healthcare Services
Group, Inc.	81,617	1,690
Barnes Group, Inc.	51,078	1,686
* EnPro Industries, Inc.	62,000	1,671
* Astec Industries, Inc.	50,904	1,663
* Consolidated Graphics, Inc.	34,960	1,655
Valmont Industries, Inc.	48,300	1,616
* NCO Group, Inc.	94,483	1,599
* Insituform Technologies
Inc. Class A	79,198	1,534
Bowne & Co., Inc.	100,200	1,487
Kaman Corp. Class A	67,869	1,336
Apogee Enterprises, Inc.	81,800	1,327
* Artesyn Technologies, Inc.	117,312	1,208
EDO Corp.	43,627	1,181
* A.S.V., Inc.	45,482	1,136
* SOURCECORP, Inc.	46,509	1,115
Tredegar Corp.	81,700	1,053
CDI Corp.	36,600	1,003
* Frontier Airlines, Inc.	106,502	984
Cubic Corp.	46,200	922
Standex International Corp.	32,600	905
Vicor Corp.	56,901	900
* Mesa Air Group Inc.	84,673	886
* On Assignment, Inc.	75,320	822
The Standard Register Co.	50,570	800
Applied Signal
Technology, Inc.	33,807	767
Central Parking Corp.	52,242	717
Robbins & Myers, Inc.	34,200	696
Lindsay Manufacturing Co.	34,100	656
Lawson Products, Inc.	13,502	510
Angelica Corp.	27,500	455
* Volt Information Sciences Inc.	23,856	454
* Wolverine Tube, Inc.	43,900	222
* TIMCO Aviation Services, Inc.
Warrants Exp. 12/31/07	1,890	--
		292,123
Information Technology (16.0%)
Global Payments Inc.	192,506	8,973
* Avid Technology, Inc.	121,634	6,661
* Hyperion Solutions Corp.	176,697	6,329
* Trimble Navigation Ltd.	157,198	5,579
* MICROS Systems, Inc.	112,900	5,455
* Microsemi Corp.	184,101	5,092
* CACI International, Inc.	88,339	5,069
* Varian Semiconductor
Equipment Associates, Inc.	110,089	4,836
* Websense, Inc.	70,190	4,607
* FLIR Systems, Inc.	204,385	4,564
* THQ Inc.	183,706	4,381
Cognex Corp.	138,028	4,153
* Benchmark Electronics, Inc.	122,423	4,117
FactSet Research
Systems Inc.	98,709	4,063
* ANSYS, Inc.	93,401	3,987
* Kronos, Inc.	93,161	3,900
Anixter International Inc.	95,035	3,718
* Cymer, Inc.	104,356	3,706
* Take-Two Interactive
Software, Inc.	207,899	3,680
* Progress Software Corp.	116,315	3,301
Belden CDT Inc.	134,600	3,288
* Digital Insight Corp.	100,422	3,216
* FileNet Corp.	121,747	3,147
* eFunds Corp.	133,556	3,131
* j2 Global
Communications, Inc.	72,339	3,092
* ATMI, Inc.	110,352	3,087
* Komag, Inc.	88,000	3,050
* Itron, Inc.	72,277	2,894
Talx Corp.	62,222	2,844
* Checkpoint Systems, Inc.	112,000	2,761
* Brooks Automation, Inc.	218,058	2,732
* Coherent, Inc.	91,297	2,710
* Internet Security
Systems, Inc.	114,417	2,397
Black Box Corp.	50,360	2,386
* Global Imaging
Systems, Inc.	68,180	2,361
* Aeroflex, Inc.	219,270	2,357
* Brightpoint, Inc.	80,138	2,222
* WebEx
Communications, Inc.	101,678	2,199

38

Shares	Market Value• ($000)

* Hutchinson Technology, Inc.	75,462	2,147
* Paxar Corp.	107,756	2,115
* DSP Group Inc.	83,854	2,101
Gevity HR, Inc.	81,498	2,096
* InfoSpace, Inc.	81,100	2,094
MAXIMUS, Inc.	56,300	2,066
* Power Integrations, Inc.	86,596	2,062
* Electro Scientific
Industries, Inc.	84,498	2,041
Technitrol, Inc.	118,600	2,028
* ScanSource, Inc.	37,061	2,026
MTS Systems Corp.	57,981	2,008
* SERENA Software, Inc.	84,978	1,992
* Rogers Corp.	47,666	1,868
* NETGEAR, Inc.	96,219	1,852
Quality Systems, Inc.	24,100	1,850
* Photronics Inc.	121,031	1,823
* Littelfuse, Inc.	66,165	1,803
* Comtech
Telecommunications Corp.	58,988	1,801
* ViaSat, Inc.	66,155	1,768
* Standard Microsystem Corp.	61,605	1,767
* Synaptics Inc.	71,300	1,763
* Adaptec, Inc.	300,854	1,751
* Manhattan Associates, Inc.	84,438	1,729
* Blue Coat Systems, Inc.	37,400	1,710
Daktronics, Inc.	57,510	1,701
Agilysys, Inc.	89,401	1,629
* iPayment Holdings, Inc.	37,666	1,564
Park Electrochemical Corp.	59,298	1,541
* Supertex, Inc.	34,397	1,522
* Keane, Inc.	138,100	1,520
Cohu, Inc.	64,585	1,477
* SPSS, Inc.	47,643	1,474
* ManTech International Corp.	52,258	1,456
* JDA Software Group, Inc.	84,098	1,431
* FEI Co.	73,300	1,405
* Veeco Instruments, Inc.	78,423	1,359
* Kulicke & Soffa
Industries, Inc.	153,647	1,358
* Open Solutions Inc.	58,200	1,334
* Secure Computing Corp.	108,700	1,333
* Exar Corp.	102,800	1,287
Inter-Tel, Inc.	61,788	1,209
* Intrado Inc.	52,479	1,208
CTS Corp.	107,912	1,194
* Symmetricom Inc.	137,236	1,162
* Ultratech, Inc.	70,513	1,158
* Altiris, Inc.	65,696	1,110
* Sonic Solutions, Inc.	72,906	1,102
Methode Electronics, Inc.
Class A	110,100	1,098
Bel Fuse, Inc. Class B	34,209	1,088
* Kopin Corp.	202,433	1,083
* RadiSys Corp.	60,466	1,048
* Harmonic, Inc.	216,042	1,048
* Novatel Wireless, Inc.	85,869	1,040
* Advanced Energy
Industries, Inc.	85,452	1,011
* MRO Software Inc.	63,446	891
* Radiant Systems, Inc.	66,924	814
* Ditech Communications Corp.	95,898	801
* Actel Corp.	61,313	781
* MapInfo Corp.	61,593	777
* Axcelis Technologies, Inc.	157,696	752
* Skyworks Solutions, Inc.	138,680	706
* EPIQ Systems, Inc.	37,696	699
* C-COR Inc.	141,316	687
* Bell Microproducts Inc.	87,773	671
* Gerber Scientific, Inc.	66,700	638
* Digi International, Inc.	60,754	637
* Photon Dynamics, Inc.	33,903	620
Keithley Instruments Inc.	42,100	589
* PC-Tel, Inc.	64,013	561
X-Rite Inc.	54,990	550
* Rudolph Technologies, Inc.	42,640	549
Startek, Inc.	27,100	488
* Pegasus Solutions Inc.	53,300	478
* Phoenix Technologies Ltd.	75,269	471
* SBS Technologies, Inc.	46,272	466
* Pericom
Semiconductor Corp.	56,788	453
* Catapult
Communications Corp.	30,177	446
* Tollgrade
Communications, Inc.	38,683	423
* Miva Inc.	82,000	406

39

Shares	Market Value• ($000)

* Planar Systems, Inc.	43,490	364
* ESS Technology, Inc.	100,000	343
* Network Equipment
Technologies, Inc.	72,900	321
* Captaris Inc.	86,621	320
* Carreker Corp.	63,210	315
		248,273
Materials (5.5%)
Florida Rock Industries, Inc.	147,579	7,240
Commercial Metals Co.	170,507	6,401
Cleveland-Cliffs Inc.	64,058	5,674
AptarGroup Inc.	102,685	5,360
Reliance Steel &
Aluminum Co.	81,283	4,968
Carpenter Technology Corp.	64,043	4,513
* Headwaters Inc.	122,526	4,342
Quanex Corp.	73,949	3,695
Texas Industries, Inc.	67,132	3,346
Georgia Gulf Corp.	100,079	3,044
* Aleris International Inc.	91,028	2,935
H.B. Fuller Co.	84,873	2,722
* RTI International Metals, Inc.	66,998	2,543
Arch Chemicals, Inc.	69,345	2,073
MacDermid, Inc.	73,600	2,053
* Chaparral Steel Co.	66,742	2,019
A. Schulman Inc.	89,693	1,930
Deltic Timber Corp.	35,995	1,867
Ryerson Tull, Inc.	73,993	1,800
Wausau Paper Corp.	149,689	1,774
* Century Aluminum Co.	67,223	1,762
* PolyOne Corp.	268,970	1,729
* OM Group, Inc.	84,900	1,593
Myers Industries, Inc.	92,280	1,345
AMCOL International Corp.	64,981	1,333
Schweitzer-Mauduit
International, Inc.	45,003	1,115
Steel Technologies, Inc.	32,890	921
* Brush Engineered
Materials Inc.	57,200	909
* Buckeye Technology, Inc.	97,800	787
Chesapeake Corp. of Virginia	45,298	769
* A.M. Castle & Co.	32,100	701
* Omnova Solutions Inc.	121,700	584
Neenah Paper Inc.	19,700	552
* Material Sciences Corp.	37,425	528
Wellman, Inc.	52,400	355
Penford Corp.	25,904	316
Quaker Chemical Corp.	15,400	296
* Caraustar Industries, Inc.	86	1
		85,895
Telecommunication Services (0.1%)
* General
Communication, Inc.	137,564	1,421
Commonwealth Telephone
Enterprises, Inc.	18,956	640
		2,061
Utilities (4.4%)
Energen Corp.	214,762	7,800
* Southern Union Co.	287,203	6,787
UGI Corp. Holding Co.	306,184	6,307
Atmos Energy Corp.	235,543	6,162
Piedmont Natural Gas, Inc.	224,633	5,427
ALLETE, Inc.	88,065	3,875
New Jersey Resources Corp.	80,583	3,376
UniSource Energy Corp.	102,029	3,183
Cleco Corp.	146,100	3,046
Southwest Gas Corp.	114,060	3,011
* El Paso Electric Co.	140,975	2,966
Northwest Natural Gas Co.	81,116	2,773
Avista Corp.	142,200	2,518
South Jersey Industries, Inc.	82,795	2,413
CH Energy Group, Inc.	39,500	1,813
The Laclede Group, Inc.	61,807	1,805
UIL Holdings Corp.	37,852	1,741
American States Water Co.	49,250	1,517
Central Vermont Public
Service Corp.	36,414	656
Cascade Natural Gas Corp.	33,500	654
Green Mountain Power Corp.	15,675	451
		68,281
Total Common Stocks
(Cost $991,459)		1,551,386

40

Shares	Market Value• ($000)

Temporary Cash Investment (0.1%)
1 Vanguard Market Liquidity Fund,
4.274% (Cost $1,062)	1,062,006	1,062
Total Investments (100.1%)
(Cost $992,521)		1,551,193
Other Assets and Liabilities (-0.1%)
Other Assets--Note B		7,412
Liabilities		(8,667)
		(1,255)
Net Assets (100%)		1,551,193

At December 31, 2005, net assets consisted of:[2]
Amount ($000)

Paid-in Capital	997,651

Overdistributed Net Investment Income	(1,290)

Accumulated Net Realized Losses	(5,095)

Unrealized Appreciation	559,927

Net Assets	1,551,193

Investor Shares--Net Assets

Applicable to 64,214,518 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,457,536

Net Asset Value Per Share--
Investor Shares	$22.70

Institutional Shares--Net Assets

Applicable to 4,119,049 outstanding $.001
par value shares of beneficial interest

(unlimited authorization)	93,657

Net Asset Value Per Share--
Institutional Shares	$22.74

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.
REIT—Real Estate Investment Trust.

41

Tax-Managed International Fund

Shares	Market Value• ($000)

Common Stocks (99.9%)
Australia (5.1%)
BHP Billiton Ltd.	467,666	7,794
Commonwealth Bank
of Australia	168,177	5,260
National Australia Bank Ltd.	205,384	4,863
Australia & New Zealand
Bank Group Ltd.	239,676	4,197
Westpac Banking
Corp., Ltd.	246,039	4,098
Rio Tinto Ltd.	38,041	1,913
Woolworths Ltd.	153,399	1,891
Woodside Petroleum Ltd.	63,015	1,803
Macquarie Bank Ltd.	31,162	1,549
Rinker Group Ltd.	127,338	1,524
QBE Insurance Group Ltd.	103,983	1,486
AMP Ltd.	254,527	1,432
Wesfarmers Ltd.	51,785	1,398
Coles Myer Ltd.	160,897	1,202
Foster's Group Ltd.	280,011	1,144
Suncorp-Metway Ltd.	76,339	1,120
Brambles Industries Ltd.	135,971	1,007
Alumina Ltd.	165,260	898
Newcrest Mining Ltd.	50,584	898
Insurance Australia
Group Ltd.	226,478	897
CSL Ltd.	28,135	872
Telstra Corp. Ltd.	301,340	866
Tabcorp Holdings Ltd.	74,516	849
Australian Gas Light Co., Ltd.	66,393	837
Santos Ltd.	85,337	766
Orica Ltd.	47,398	706
Amcor Ltd.	129,195	704
Origin Energy Ltd.	117,194	643
Lend Lease Corp.	56,453	598
Boral Ltd.	97,073	575
BlueScope Steel Ltd.	109,038	554
Patrick Corp. Ltd.	100,050	544
James Hardie Industries NV	79,988	525
AXA Asia Pacific
Holdings Ltd.	138,948	517
Aristocrat Leisure Ltd.	53,074	477
Australian Stock
Exchange Ltd.	19,986	475
Qantas Airways Ltd.	160,334	474
Coca-Cola Amatil Ltd.	81,065	458
Sonic Healthcare Ltd.	42,077	456
John Fairfax Holdings Ltd.	154,881	455
Toll Holdings Ltd.	40,901	445
Leighton Holdings Ltd.	32,190	422
Alinta Ltd.	46,180	377
Computershare Ltd.	75,549	375
CSR Ltd.	145,820	370
Perpetual Trustees
Australia Ltd.	7,276	361
Paperlinx Ltd.	121,096	340
Cochlear Ltd.	9,870	330
Caltex Australia Ltd.	22,370	317
Publishing &
Broadcasting Ltd.	26,140	315
Lion Nathan Ltd.	54,058	302
OneSteel Ltd.	122,231	299
Iluka Resources Ltd.	51,403	295
Challenger Financial
Services Group Ltd.	95,966	284
Macquarie Airports Group	120,935	280
Symbion Health Ltd.	108,225	280
Billabong International Ltd.	25,166	268
Ansell Ltd.	32,961	267
Downer EDI Ltd.	49,479	260
Unitab Ltd.	26,060	259
Harvey Norman
Holdings Ltd.	120,957	259
SFE Corp. Ltd.	25,314	256
Pacific Brands Ltd.	123,807	241
DCA Group Ltd.	82,428	240
APN News & Media Ltd.	65,745	231
Futuris Corp., Ltd.	147,137	209
* Mayne Pharma Ltd.	108,225	202
		66,809
Austria (0.4%)
OMV AG	22,620	1,309
Telekom Austria AG	48,470	1,084
Erste Bank der
Oesterreichischen
Sparkassen AG	16,581	918
Oesterreichische
Elektrizitaetswirtschafts
AG Class A	1,017	361

42

Shares	Market Value• ($000)

* Meinl European Land Ltd.	19,988	352
Voestalpine AG	3,260	327
Boehler-Uddeholm AG	1,798	302
Wienerberger AG	7,461	296
Mayr-Melnhof Karton AG	1,071	149
Andritz AG	1,085	119
Flughafen Wien AG	1,602	114
* RHI AG	1,970	53
		5,384
Belgium (1.2%)
Fortis Group	153,375	4,873
KBC Bank & Verzekerings
Holding	24,437	2,267
Dexia	72,353	1,662
InBev	25,205	1,092
Solvay SA	8,661	952
Belgacom SA	22,718	739
Delhaize Group	8,277	540
UCB SA	10,207	478
Umicore	3,520	414
Colruyt NV	2,588	356
Mobistar SA	4,397	347
Bekaert NV	2,850	265
Agfa Gevaert NV	12,460	227
Cofinimmo	1,351	213
D'Ieteren SA	662	181
Euronav SA	6,069	175
Compagnie Maritime Belge SA	4,342	143
Omega Pharma SA	2,311	120
Barco NV	1,397	105
		15,149
Denmark (0.8%)
Danske Bank A/S	59,868	2,101
Novo Nordisk A/S B Shares	29,844	1,673
AP Moller-Maersk A/S	159	1,639
TDC A/S	23,644	1,411
Danisco A/S	6,729	514
DSV, De Sammensluttede
Vognmaend A/S	3,300	406
* Vestas Wind Systems A/S	20,705	337
GN Store Nord A/S	25,167	329
Novozymes A/S	5,824	318
Coloplast A/S B Shares	5,050	313
* Topdanmark A/S	2,500	217
Carlsberg A/S B Shares	3,656	196
East Asiatic Co. A/S	1,950	183
Bang & Olufsen A/S B Shares	1,709	175
* William Demant A/S	3,100	171
H. Lundbeck A/S	7,318	151
D/S Torm A/S	2,735	132
FLS Industries A/S B Shares	3,799	112
NKT Holding A/S	2,140	98
		10,476
Finland (1.4%)
Nokia Oyj	562,933	10,286
UPM-Kymmene Oyj	70,732	1,383
Stora Enso Oyj R Shares	78,645	1,061
Fortum Oyj	49,815	931
Sampo Oyj A Shares	46,872	813
* Neste Oil Oyj	16,881	476
TietoEnator Oyj B Shares	12,255	446
Metso Oyj	15,640	428
* Kone Oyj	10,650	421
Elisa Oyj Class A	19,793	365
Rautaruuki Oyj	13,770	333
Outokumpu Oyj A Shares	19,200	284
Kesko Oyj	9,960	282
Wartsila Oyj B Shares	9,075	268
* Cargotec Corp.	6,157	212
YIT-Yhtyma Oyj	4,781	204
Uponor Oyj	7,590	161
Amer Group Ltd.	8,571	159
Nokian Renkaat Oyj	12,590	158
Orion-Yhtyma Oyj B Shares	7,300	135
KCI Konecranes Oyj	2,700	132
		18,938
France (9.3%)
Total SA	72,024	18,096
Sanofi-Aventis	134,890	11,766
BNP Paribas SA	101,447	8,165
AXA	189,306	6,091
Societe Generale Class A	44,535	5,453
France Telecom SA	213,154	5,276
Vivendi Universal SA	136,430	4,258
Suez SA	124,275	3,854
Carrefour SA	70,456	3,285

43

Shares	Market Value• ($000)

Groupe Danone	31,217	3,265
L'Oreal SA	38,718	2,865
LVMH Louis Vuitton
Moet Hennessy	32,128	2,842
L'Air Liquide SA (Registered)	14,319	2,743
Schneider Electric SA	29,677	2,637
Credit Agricole SA	77,931	2,441
Cie. de St. Gobain SA	39,787	2,356
* Lafarge SA	23,232	2,081
* Alcatel SA	162,938	2,011
Renault SA	24,570	1,993
Veolia Environnement	42,204	1,902
Vinci SA	22,079	1,895
Pernod Ricard SA	9,363	1,630
STMicroelectronics NV	84,859	1,520
Arcelor	61,569	1,519
Bouygues SA	26,824	1,306
Accor SA	23,248	1,274
European Aeronautic
Defence and Space Co.	32,570	1,224
PSA Peugeot Citroen	21,222	1,216
Lagardere S.C.A	15,352	1,176
Essilor International SA	12,699	1,021
Pinault-Printemps-Redoute SA	9,038	1,014
Compagnie Generale des
Etablissements Michelin SA	17,033	953
* Alstom	15,247	872
Unibail Co.	6,387	846
Thomson SA	33,816	706
Euronext NV	12,094	628
Hermes International	2,399	597
Sodexho Alliance SA	13,812	567
Technip SA	9,325	562
* Atos Origin SA	8,447	555
* Cap Gemini SA	13,601	545
Autoroutes du Sud
de la France	8,626	509
Publicis Groupe SA	14,280	495
PagesJaunes SA	18,910	490
Thales SA	10,538	475
Safran SA	19,570	466
Dassault Systemes SA	7,746	435
CNP Assurances	5,277	414
Air France	18,637	397
Valeo SA	10,655	394
* Etablissements Economiques
du Casino Guichard-
Perrachon SA	5,934	393
Societe Television Francaise 1	13,257	367
Neopost SA	3,609	360
Klepierre	3,665	343
* Business Objects SA	7,554	305
* Zodiac SA	4,377	280
Imerys SA	3,620	261
Societe BIC SA	3,486	206
Gecina SA	1,769	202
Societe des Autoroutes
Paris-Rhin-Rhone	2,576	183
SCOR SA	70,384	151
* Societe des Autoroutes
du Nord et de l'Est de la France	1,118	75
		122,207
Germany (6.8%)
Siemens AG	101,972	8,696
E.On AG	79,113	8,145
Allianz AG	47,678	7,185
Deutsche Bank AG	63,979	6,163
DaimlerChrysler
AG (Registered)	118,249	6,005
Deutsche Telekom AG	351,415	5,829
SAP AG	28,768	5,165
BASF AG	67,781	5,159
RWE AG	52,391	3,851
Bayer AG	82,317	3,431
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered)	22,571	3,049
Commerzbank AG	72,626	2,222
Deutsche Post AG	91,218	2,199
Continental AG	16,663	1,472
Schering AG	21,740	1,450
Deutsche Boerse AG	13,576	1,383
Adidas-Salomon AG	6,738	1,270
Volkswagen AG	23,679	1,242
Man AG	19,092	1,014
ThyssenKrupp AG	48,312	1,002
Hypo Real Estate Holding AG	18,159	938
Linde AG	11,534	895
Henkel KGaA	8,335	835

44

Shares	Market Value• ($000)

Metro AG	16,982	815
Porsche AG	1,101	788
TUI AG	31,119	634
* Infineon Technologies AG	68,737	624
Puma AG	2,072	600
Fresenius Medical Care AG	5,154	540
Merck KGaA	6,356	522
Volkswagen AG Pfd.	13,519	517
Altana AG	9,445	510
Celesio AG	5,778	495
Deutsche Lufthansa AG	32,803	483
Hochtief AG	8,848	394
RWE AG Pfd.	5,800	371
Fresenius Medical Care AG Pfd.	3,953	368
Beiersdorf AG	2,719	333
Heidelberger
Druckmaschinen AG	8,262	315
Wincor Nixdorf AG	2,501	264
* Qiagen NV	21,725	254
IVG Immobilien AG	12,045	251
MLP AG	10,390	214
ProSieben Sat.1 Media AG	10,486	201
Suedzucker AG	6,032	141
* EPCOS AG	10,110	131
Douglas Holding AG	3,391	130
* Karstadt Quelle AG	5,141	78
* Premiere AG	4,227	74
		88,647
Greece (0.6%)
National Bank of Greece SA	36,589	1,551
Greek Organization of
Football Prognostics	27,962	961
Alpha Credit Bank SA	32,444	944
* Hellenic Telecommunication
Organization SA	34,732	735
EFG Eurobank Ergasias	22,597	711
* Commercial Bank of
Greece SA	15,030	508
Bank of Piraeus	21,225	452
Cosmote Mobile
Communications SA	20,390	452
Coca-Cola Hellenic
Bottling Co. SA	12,307	361
Public Power Corp.	14,460	315
Titan Cement Co. SA	6,400	260
Hellenic Petroleum SA	11,990	168
Hyatt Regency Hotels and
Tourism SA	12,010	151
Hellenic Technodomiki Tev SA	17,676	114
Intracom SA	17,180	113
Viohalco, Hellenic Copper &
Aluminum Industry SA	12,610	101
Germanos SA	5,200	88
Hellenic Exchanges SA	5,500	58
Technical Olympic SA	8,000	44
Hellenic Duty Free Shops SA	2,420	43
Folli-Follie SA	1,400	37
		8,167
Hong Kong (1.6%)
Hutchison Whampoa Ltd.	274,512	2,608
Cheung Kong Holdings Ltd.	202,000	2,068
Sun Hung Kai
Properties Ltd.	178,064	1,729
CLP Holdings Ltd.	246,232	1,428
Hang Seng Bank Ltd.	105,543	1,376
Swire Pacific Ltd. A Shares	128,698	1,153
Hong Kong & China
Gas Co., Ltd.	502,177	1,071
Boc Hong Kong
Holdings Ltd.	512,500	984
Hong Kong Electric
Holdings Ltd.	188,600	933
Esprit Holdings Ltd.	106,072	752
Wharf Holdings Ltd.	181,215	639
Bank of East Asia Ltd.	208,149	629
Henderson Land
Development Co. Ltd.	109,006	512
Hong Kong Exchanges &
Clearing Ltd.	121,000	502
* New World Development
Co., Ltd.	342,150	467
Hang Lung Properties Ltd.	291,700	455
Li & Fung Ltd.	167,850	323
Kerry Properties Ltd.	118,000	313
* Sino Land Co.	255,000	308
MTR Corp.	152,000	298
Cathay Pacific Airways Ltd.	170,170	297
* Hutchison Telecommunications
International Ltd.	202,000	292

45

Shares>	Market Value• ($000)

Hopewell Holdings Ltd.	114,000	286
Hysan Development
Co., Ltd.	110,000	272
Techtronic Industries
Co., Ltd.	100,000	238
PCCW Ltd.	375,000	230
Shangri-La Asia Ltd.	117,059	196
Cheung Kong Infrastructure
Holdings Ltd.	59,000	185
Yue Yuen Industrial
(Holdings) Ltd.	57,500	160
Television Broadcasts Ltd.	29,000	154
Johnson Electric
Holdings Ltd.	148,498	140
Kingboard Chemical
Holdings Ltd.	42,000	113
Wing Hang Bank Ltd.	15,000	108
ASM Pacific Technology Ltd.	16,500	93
Solomon Systech
International Ltd.	224,000	93
Orient Overseas
International Ltd.	25,300	86
Giordano International Ltd.	129,000	72
Texwinca Holdings Ltd.	72,000	52
SCMP Group Ltd.	79,863	30
Prosperity REIT	6,187	2
		21,647
Ireland (0.8%)
Allied Irish Banks PLC	106,251	2,264
Bank of Ireland	124,873	1,957
CRH PLC	64,803	1,899
* Elan Corp. PLC	62,137	852
Irish Life & Permanent PLC	37,932	771
Kerry Group PLC A Shares	20,495	451
Eircom Group PLC	128,603	300
* Grafton Group PLC	27,589	299
Independent News &
Media PLC	98,140	293
* Ryanair Holdings PLC	24,757	240
IAWS Group PLC	16,634	239
DCC PLC	9,780	209
Kingspan Group PLC	13,404	168
Paddy Power PLC	9,665	138
C&C Group PLC	16,304	104
Fyffes PLC	33,722	91
Greencore Group PLC	13,017	52
		10,327
Italy (3.8%)
ENI SpA	331,251	9,222
Unicredito Italiano SpA	1,023,258	7,028
ENEL SpA	554,418	4,343
Assicurazioni Generali SpA	119,826	4,172
Telecom Italia SpA	1,394,841	4,052
San Paolo-IMI SpA	140,583	2,192
Banca Intesa SpA	402,248	2,125
Telecom Italia SpA RNC	799,698	1,977
Mediaset SpA	111,712	1,181
Capitalia SpA	188,716	1,089
Mediobanca Banca di Credito
Finanziaria SpA	55,232	1,051
Banche Popolari Unite
Scarl SpA	46,271	1,011
Banco Popolare di Verona e
Novara Scarl SpA	49,779	1,003
Autostrade SpA	35,565	850
Alleanza Assicurazioni SpA	58,864	725
Banca Monte dei Paschi di
Siena SpA	150,573	701
Finmeccanica SpA	33,901	654
Banca Intesa SpA Non-
Convertible Risp	131,652	649
Snam Rete Gas SpA	137,766	565
Banca Popolare di
Milano SpA	50,773	554
* Fiat SpA	63,652	554
* Banca Nazionale del Lavoro
(BNL) SpA	147,599	485
Terna SpA	177,427	436
Luxottica Group SpA	17,005	430
Banca Antonveneta SpA	12,703	394
Pirelli & C. Accomandita per
Azioni SpA	293,329	269
Banca Fideuram SpA	45,889	249
FinecoGroup SpA	23,311	224
* Seat Pagine Gialle SpA	457,790	213
Lottomatica S.p.A	5,902	212
Mondadori (Arnoldo)
Editore SpA	21,712	201
Mediolanum SpA	29,536	194
Autogrill SpA	12,148	166

46

Shares	Market Value• ($000)

Italcementi SpA	8,752	163
Bulgari SpA	13,389	149
* Telecom Italia Media SpA	200,572	106
Gruppo Editoriale
L'Espresso SpA	19,257	101
* Tiscali SpA	17,212	54
Benetton Group SpA	4,600	53
* Parmalat Finanziaria SpA	34,147	--
		49,797
Japan (25.7%)
Toyota Motor Corp.	371,900	19,414
Mitsubishi UFJ Financial Group	947	12,880
Mizuho Financial Group, Inc.	1,242	9,850
Sumitomo Mitsui Financial
Group, Inc.	617	6,517
Takeda Pharmaceutical
Co. Ltd.	113,400	6,140
Honda Motor Co., Ltd.	100,500	5,796
Canon, Inc.	98,400	5,771
Sony Corp.	130,000	5,301
Matsushita Electric Industrial
Co., Ltd.	267,034	5,143
Nomura Holdings Inc.	232,300	4,468
* Seven and I Holdings
Co., Ltd.	104,120	4,455
Softbank Corp.	95,700	4,039
Tokyo Electric Power Co.	151,600	3,683
NTT DoCoMo, Inc.	2,234	3,399
Millea Holdings, Inc.	194	3,343
Mitsubishi Corp.	146,800	3,239
Nippon Telegraph and
Telephone Corp.	685	3,106
East Japan Railway Co.	447	3,066
Mitsubishi Estate Co., Ltd.	146,000	3,021
Nissan Motor Co., Ltd.	289,900	2,955
Hitachi Ltd.	426,000	2,868
Astellas Pharma Inc.	70,814	2,765
Nippon Steel Corp.	779,000	2,761
Shin-Etsu Chemical Co., Ltd.	51,500	2,739
JFE Holdings, Inc.	73,700	2,464
* Resona Holdings Inc.	605	2,434
Denso Corp.	70,200	2,428
Mitsui & Co., Ltd.	184,000	2,362
Toshiba Corp.	381,000	2,275
Aeon Co., Ltd.	87,300	2,227
Kansai Electric Power
Co., Inc.	102,700	2,202
Fuji Photo Film Co., Ltd.	65,500	2,169
Mitsui Fudosan Co., Ltd.	105,000	2,124
T & D Holdings, Inc.	30,850	2,047
Fanuc Co., Ltd.	24,000	2,037
Hoya Corp.	56,700	2,036
Sumitomo Metal
Industries Ltd.	531,000	2,033
Central Japan Railway Co.	210	2,008
KDDI Corp.	343	1,984
Mitsui Sumitomo
Insurance Co.	161,880	1,983
Komatsu Ltd.	120,000	1,982
Daiwa Securities Group Inc.	171,000	1,936
Bridgestone Corp.	90,000	1,875
Chubu Electric Power Co.	78,300	1,863
Sumitomo Corp.	144,000	1,862
Mitsubishi Electric Corp.	261,000	1,848
Kao Corp.	69,000	1,846
Sharp Corp.	119,000	1,809
Mitsubishi Heavy
Industries Ltd.	403,000	1,779
Murata Manufacturing
Co., Ltd.	27,300	1,752
Japan Tobacco, Inc.	119	1,739
Asahi Glass Co., Ltd.	134,000	1,725
Nitto Denko Corp.	22,100	1,720
Nikko Securities Co., Ltd.	106,500	1,693
Nintendo Co.	13,400	1,621
Kyocera Corp.	22,100	1,614
Fujitsu Ltd.	211,000	1,603
* Daiichi Sankyo Co., Ltd.	81,763	1,576
Yahoo Japan Corp.	1,036	1,570
Sumitomo Trust & Banking
Co., Ltd.	153,000	1,559
Ricoh Co.	89,000	1,557
Sompo Japan Insurance Inc.	114,000	1,543
NEC Corp.	245,400	1,520
Itochu Corp.	180,000	1,501
Sumitomo Electric
Industries Ltd.	98,000	1,487
Rohm Co., Ltd.	13,600	1,486

47

Shares	Market Value• ($000)

Dai-Nippon Printing Co., Ltd.	83,000	1,475
Secom Co., Ltd.	27,000	1,413
Eisai Co., Ltd.	33,300	1,401
Tokyo Gas Co., Ltd.	306,000	1,361
Yamada Denki Co., Ltd.	10,400	1,299
Toray Industries, Inc.	158,000	1,286
Kirin Brewery Co., Ltd.	109,000	1,273
Bank of Yokohama Ltd.	155,000	1,268
Keyence Corp.	4,410	1,253
Tokyo Electron Ltd.	19,800	1,243
Tohoku Electric Power Co.	58,500	1,187
Sumitomo Chemical Co.	173,000	1,186
Nippon Oil Corp.	153,000	1,185
Sumitomo Realty &
Development Co.	53,000	1,150
Kyushu Electric Power
Co., Inc.	51,700	1,121
Mitsui OSK Lines Ltd.	126,000	1,101
Credit Saison Co., Ltd.	22,100	1,101
Daiwa House Industry
Co., Ltd.	70,000	1,093
SMC Corp.	7,500	1,071
Nidec Corp.	12,500	1,063
Advantest Corp.	10,500	1,060
Kubota Corp.	124,000	1,048
Takefuji Corp.	15,230	1,033
TDK Corp.	14,500	1,028
Asahi Kasei Corp.	149,000	1,007
West Japan Railway Co.	241	1,003
Kobe Steel Ltd.	312,000	1,003
Osaka Gas Co., Ltd.	282,000	972
Daikin Industries Ltd.	33,000	962
Aisin Seiki Co., Ltd.	26,000	954
Mitsubishi Chemical
Holdings Corp.	148,500	935
Sekisui House Ltd.	71,000	891
Tokyu Corp.	122,000	862
Sumitomo Metal Mining Co.	69,000	852
Yamato Holdings Co., Ltd.	51,000	847
Toppan Printing Co., Ltd.	72,000	838
Dentsu Inc.	254	828
Ajinomoto Co., Inc.	81,000	826
Marubeni Corp.	154,000	824
Chugai Pharmaceutical
Co., Ltd.	38,300	823
Nippon Yusen Kabushiki
Kaisha Co.	120,000	821
Shizuoka Bank Ltd.	81,000	812
Promise Co., Ltd.	11,900	793
Ibiden Co., Ltd.	14,600	781
Aiful Corp.	9,350	781
Mitsui Trust Holding Inc.	64,100	771
Chiba Bank Ltd.	91,000	763
Fast Retailing Co., Ltd.	7,700	753
NTT Data Corp.	150	744
Shiseido Co., Ltd.	40,000	744
Olympus Corp.	28,000	735
Marui Co., Ltd.	37,300	732
Terumo Corp.	24,500	725
Kajima Corp.	126,000	722
Kinki Nippon Railway Co.	175,190	699
Nippon Express Co., Ltd.	114,000	694
Shinsei Bank, Ltd.	118,000	684
Electric Power Development
Co., Ltd.	19,700	676
OJI Paper Co., Ltd.	114,000	672
* Furukawa Electric Co.	85,000	666
Ohbayashi Corp.	90,000	661
* Sanyo Electric Co., Ltd.	240,000	654
JS Group Corp.	31,512	629
Bank of Fukuoka, Ltd.	73,000	625
Shimizu Corp.	85,000	623
Takashimaya Co.	39,000	622
Leopalace21 Corp.	17,200	622
Nippon Mining Holdings Inc.	87,500	621
Tokyu Land Corp.	62,000	619
Shionogi & Co., Ltd.	44,000	618
NGK Spark Plug Co.	28,000	607
Showa Denko K.K	155,000	603
Hirose Electric Co., Ltd.	4,500	598
Taisei Corp.	131,000	593
Nippon Electric Glass
Co., Ltd.	27,000	592
Isetan Co.	27,800	592
Acom Co., Ltd.	9,140	587
Daito Trust Construction
Co., Ltd.	11,300	583

48

Shares	Market Value• ($000)

Tobu Railway Co., Ltd.	111,000	581
Mitsubishi Gas Chemical Co.	61,000	579
Teijin Ltd.	91,000	578
Odakyu Electric Railway Co.	95,000	565
Omron Corp.	24,300	561
Softbank Investment Corp.	823	555
Asahi Breweries Ltd.	45,500	554
Trend Micro Inc.	14,500	550
Yamaha Motor Co., Ltd.	20,800	543
Hokuhoku Financial
Group, Inc.	115,000	536
JSR Corp.	20,300	533
Mitsubishi Materials Corp.	104,000	532
Sega Sammy Holdings Inc.	15,888	532
Yokogawa Electric Corp.	31,000	529
INPEX Corp.	59	525
Nikon Corp.	33,000	520
Keihin Electric Express
Railway Co., Ltd.	66,000	519
* Ishikawajima-Harima Heavy
Industries Co.	163,000	517
Mitsui Mining & Smelting
Co., Ltd.	82,000	515
Kawasaki Heavy
Industries Ltd.	139,000	509
Chiyoda Corp.	22,000	504
Taiheiyo Cement Corp.	124,000	503
Konica Minolta
Holdings, Inc.	49,500	503
Hokkaido Electric Power
Co., Ltd.	24,400	496
JGC Corp.	26,000	495
Sumitomo Heavy
Industries Ltd.	59,000	493
ToneGeneral Sekiyu K.K	46,000	493
Keio Electric Railway
Co., Ltd.	82,000	489
NTN Corp.	61,000	481
Daimaru, Inc.	33,000	474
Joyo Bank Ltd.	79,000	470
Bank of Kyoto Ltd.	39,000	470
Kuraray Co., Ltd.	45,000	466
Mitsui Chemicals, Inc.	69,000	463
NGK Insulators Ltd.	31,000	460
NSK Ltd.	67,000	458
E*TRADE Securities Co., Ltd.	58	447
Oriental Land Co., Ltd.	8,000	436
Toyo Seikan Kaisha Ltd.	26,500	432
Nisshin Steel Co.	134,000	430
Mitsukoshi, Ltd.	65,000	423
Nippon Paper Group, Inc.	105	419
Teikoku Oil Co., Ltd.	32,000	419
NOK Corp.	15,400	417
Fujikura Ltd.	50,000	405
Nissin Food Products Co., Ltd.	13,800	398
All Nippon Airways Co., Ltd.	97,000	395
Alps Electric Co., Ltd.	28,000	391
Shinko Securities Co., Ltd.	77,000	388
Tokyo Tatemono Co., Ltd.	39,000	387
Mitsubishi Securities
Co., Ltd.	31,000	387
Kaneka Corp.	32,000	386
Casio Computer Co.	22,700	380
CSK Corp.	7,600	379
Mitsubishi Rayon Co., Ltd.	57,000	377
Stanley Electric Co.	23,100	375
Taisho Pharmaceutical Co.	20,000	374
Koyo Seiko Co., Ltd.	20,100	374
Dai-Nippon Ink &
Chemicals, Inc.	86,000	374
ZEON Corp.	28,000	371
77 Bank Ltd.	48,000	366
Fuji Electric Holdings
Co., Ltd.	68,000	360
Sankyo Co., Ltd.	6,200	359
Hikari Tsushin, Inc.	3,800	356
Dowa Mining Co. Ltd.	32,000	347
Kawasaki Kisen Kaisha Ltd.	55,000	345
Benesse Corp.	9,900	345
Toto Ltd.	41,000	345
Sekisui Chemical Co.	51,000	345
Tosoh Corp.	78,000	342
Toyota Tsusho Corp.	15,000	340
Nisshin Seifun Group Inc.	31,900	337
Toho Co., Ltd.	14,700	328
Ushio Inc.	14,000	327
The Suruga Bank, Ltd.	26,000	326
Yamaha Corp.	19,500	324

49

Shares	Market Value• ($000)

JAFCO Co., Ltd.	3,600	322
FamilyMart Co., Ltd.	9,500	321
Makita Corp.	13,000	319
Mitsubishi Logistics Corp.	19,000	319
Nomura Research
Institute, Ltd.	2,600	318
Matsushita Electric
Works, Ltd.	34,000	317
Amada Co., Ltd.	36,000	317
Seino Transportation
Co., Ltd.	29,000	315
Japan Airlines System Co.	116,000	315
Onward Kashiyama Co., Ltd.	16,000	315
Oki Electric Industry Co. Ltd.	86,000	315
Daido Steel Co., Ltd.	33,000	314
* Namco Bandai Holdings Inc.	21,500	314
Pioneer Corp.	22,500	311
Showa Shell Sekiyu K.K	26,100	311
Tanabe Seiyaku Co., Ltd.	32,000	310
Gunma Bank Ltd.	42,000	310
Aeon Credit Service Co. Ltd.	3,270	309
Shimano, Inc.	11,700	308
Citizen Watch Co., Ltd.	36,900	306
Shimamura Co., Ltd.	2,200	304
Hitachi Chemical Co., Ltd.	11,400	301
Uny Co., Ltd.	19,000	299
Mabuchi Motor Co.	5,400	299
Hakuhodo DY Holdings Inc.	4,200	296
Tokuyama Corp.	23,000	295
THK Co., Inc.	11,300	294
Kyowa Hakko Kogyo Co.	41,000	286
Index Corp.	158	285
Seiko Epson Corp.	11,300	284
Denki Kagaku Kogyo K.K	64,000	282
Nisshinbo Industries, Inc.	26,000	282
Ube Industries Ltd.	103,000	279
Hino Motors, Ltd.	44,000	278
Canon Sales Co. Inc.	13,000	278
Meiji Seika Kaisha Ltd.	52,000	276
Ebara Corp.	51,000	275
The Nishi-Nippon City
Bank, Ltd.	46,000	273
Lawson Inc.	6,600	272
Yakult Honsha Co., Ltd.	13,000	270
Kikkoman Corp.	27,000	263
Nippon Shokubai Co., Ltd.	23,000	261
Fuji Television Network, Inc.	104	261
Sanken Electric Co., Ltd.	16,000	260
SFCG Co., Ltd.	1,070	259
Hitachi Construction
Machinery Co.	11,000	257
Nissan Chemical
Industries, Ltd.	18,000	255
Ryohin Keikaku Co., Ltd.	2,900	253
Kose Corp.	6,200	248
Kamigumi Co., Ltd.	28,000	248
Mitsui Engineering &
Shipbuilding Co., Ltd.	76,000	247
Obic Co., Ltd.	1,100	242
Nippon Kayaku Co., Ltd.	28,000	240
Skylark Co., Ltd.	14,900	237
* Elpida Memory Inc.	7,900	236
Konami Corp.	10,700	235
Comsys Holdings Corp.	16,000	229
Amano Corp.	12,000	228
Net One Systems Co., Ltd.	94	227
House Foods Industry Corp.	14,900	226
Aoyama Trading Co., Ltd.	6,600	223
Toyobo Ltd.	66,000	221
Dai-Nippon Screen
Manufacturing Co., Ltd.	26,000	217
Kinden Corp.	24,000	216
Shimachu Co.	7,000	213
Kurita Water Industries Ltd.	11,100	211
NEC Electronics Corp.	6,400	209
Daicel Chemical
Industries Ltd.	29,000	208
Uni-Charm Corp.	4,600	206
Katokichi Co., Ltd.	30,200	206
Sanwa Shutter Corp.	33,000	203
Asatsu-DK Inc.	6,400	202
Nippon Sanso Corp.	30,000	201
Minebea Co., Ltd.	37,000	198
MEDICEO Holdings Co., Ltd.	13,400	194
Nippon Meat Packers, Inc.	18,000	189
Kansai Paint Co., Ltd.	22,000	189
Ito En, Ltd.	3,100	186
Toyoda Gosei Co., Ltd.	9,400	183

50

Shares	Market Value• ($000)

Oracle Corp. Japan	3,700	183
Nippon Sheet Glass Co., Ltd.	42,000	183
Nitori Co., Ltd.	1,950	181
Kokuyo Co., Ltd.	12,200	180
Sapparo Holdings Ltd.	32,000	179
USS Co., Ltd.	2,780	177
Susuken Co., Ltd.	5,560	177
eAccess Ltd.	251	177
Wacoal Corp.	13,000	176
Gunze Ltd.	26,000	172
Sumitomo Rubber
Industries Ltd.	12,000	171
Tokyo Broadcasting
System, Inc.	6,200	168
Autobacs Seven Co., Ltd.	3,200	167
Itochu Techno-Science Corp.	3,500	167
Taiyo Yuden Co., Ltd.	12,000	165
Toyo Suisan Kaisha, Ltd.	10,000	161
Sumitomo Bakelite Co. Ltd.	19,000	156
* Sojitz Holdings Corp.	24,700	146
Santen Pharmaceutical
Co. Ltd.	5,200	144
Matsumotokiyoshi Co., Ltd.	4,500	143
Meitec Corp.	4,300	139
Keisei Electric Railway
Co., Ltd.	20,000	137
Uniden Corp.	7,000	136
Hitachi Capital Corp.	6,700	133
Tokyo Steel Manufacturing Co.	9,200	133
Toda Corp.	24,000	132
Sumitomo Osaka Cement
Co., Ltd.	45,000	132
Hankyu Department
Stores, Inc.	15,000	131
Komori Corp.	7,000	128
Nishimatsu Construction Co.	31,000	127
Nippon Light Metal Co.	46,000	127
Meiji Dairies Corp.	25,000	126
TIS Inc.	4,000	123
Tokyo Style Co.	10,000	122
Nichirei Corp.	29,000	121
Sanden Corp.	26,000	120
Aderans Co. Ltd.	4,000	120
Circle K Sunkus Co., Ltd.	4,700	119
Coca-Cola West Japan
Co. Ltd.	5,100	119
Takara Holdings Inc.	20,000	119
Okumura Corp.	21,000	118
Central Glass Co., Ltd.	21,000	116
Yamazaki Baking Co., Ltd.	14,000	114
* Yaskawa Electric Corp.	11,000	111
Fuji Soft ABC Inc.	3,200	107
Hitachi Cable Ltd.	22,000	103
Alfresa Holdings Corp.	2,200	102
Mitsumi Electric Co., Ltd.	8,900	101
Q.P. Corp.	11,200	100
The Goodwill Group, Inc.	47	95
Rinnai Corp.	4,000	95
NHK Spring Co.	9,000	94
Kaken Pharmaceutical Co.	10,000	78
Matsui Securities Co., Ltd.	5,400	75
Nichii Gakkan Co.	2,630	67
Hitachi Software Engineering
Co., Ltd.	3,100	65
Ishihara Sangyo Kaisha Ltd.	35,000	63
Anritsu Corp.	10,000	57
Takuma Co., Ltd.	8,000	53
Ariake Japan Co., Ltd.	2,090	52
Glory Ltd.	1,500	25
		336,637
Netherlands (3.4%)
ING Groep NV	242,857	8,394
* ABN-AMRO Holding NV	227,872	5,927
Koninklijke (Royal) Philips
Electronics NV	165,979	5,136
Unilever NV	71,968	4,905
Aegon NV	177,073	2,883
Koninklijke KPN NV	278,619	2,784
TNT NV	56,173	1,750
Akzo Nobel NV	36,511	1,685
* Koninklijke Ahold NV	194,136	1,452
Reed Elsevier NV	95,617	1,328
* ASML Holding NV	56,823	1,135
Heineken NV	34,203	1,081
Verenigde Nederlandse
Uitgeversbedrijven NV	28,163	930
Koninklijke DSM NV	21,606	879
* Koninklijke Numico NV	19,403	802

51

Shares	Market Value• ($000)

* Wolters Kluwer NV	31,060	626
Rodamco Europe NV	6,651	552
Vedior NV	27,702	409
Corio NV	6,680	361
* Hagemeyer NV	103,010	333
Wereldhave NV	3,482	327
Randstad Holding NV	6,780	294
* SBM Offshore NV	3,287	264
Oce NV	16,373	235
* Buhrmann NV	13,750	202
Getronics NV	12,395	166
		44,840
New Zealand (0.2%)
Telecom Corp. of New
Zealand Ltd.	255,841	1,045
Fletcher Building Ltd.	53,649	276
Sky City Entertainment
Group Ltd.	82,761	264
Contact Energy Ltd.	46,220	208
* Sky Network Television Ltd.	42,839	184
Auckland International
Airport Ltd.	133,232	180
Fisher & Paykel Healthcare
Corp. Ltd.	36,640	95
The Warehouse Group Ltd.	34,171	83
Fisher & Paykel Appliances
Holdings Ltd.	24,054	57
* Tower Ltd.	33,196	47
* Vector Ltd.	24,000	43
Waste Management NZ Ltd.	9,000	38
		2,520
Norway (0.7%)
Statoil ASA	84,936	1,941
Norsk Hydro ASA	18,382	1,885
Telenor ASA	106,726	1,044
Orkla ASA	24,705	1,021
DnB NOR ASA	89,880	954
Norske Skogindustrier ASA	26,514	419
Storebrand ASA	36,400	313
Yara International ASA	20,852	302
Frontline Ltd.	7,360	279
* Stolt Offshore SA	21,455	250
Schibsted ASA	8,280	246
* Petroleum Geo-Services ASA	6,240	192
Tomra Systems ASA	23,800	170
* Tandberg Television ASA	9,271	122
Stolt-Nielsen SA	3,547	117
Tandberg ASA	18,500	113
Smedvig ASA A Shares	3,320	96
ProSafe ASA	1,531	65
		9,529
Portugal (0.3%)
Portugal Telecom SGPS SA	94,785	955
Electricidade de Portugal SA	256,668	787
Banco Comercial
Portugues SA	244,400	672
Brisa-Auto Estradas de
Portugal SA	39,438	332
Banco Espirito Santo SA	18,254	293
Banco BPI SA	49,548	226
Cimpor-Cimento de
Portugal SA	23,293	128
PT Multimedia-Servicos
de Telecomunicacoes e
Multimedia, SGPS, SA	10,936	124
Sonae SGPS SA	80,058	111
Jeronimo Martins & Filho,
SGPS, SA	2,748	41
* Sonae SGPS SA Rights
Exp. 1/6/06	80,058	41
		3,710
Singapore (0.8%)
Singapore
Telecommunications Ltd.	858,980	1,345
Oversea-Chinese Banking
Corp., Ltd.	328,300	1,322
DBS Group Holdings Ltd.	133,082	1,318
United Overseas Bank Ltd.	149,504	1,312
Singapore Press
Holdings Ltd.	189,250	489
Singapore Airlines Ltd.	64,751	481
City Developments Ltd.	85,000	444
Keppel Corp., Ltd.	62,000	409
Capitaland Ltd.	183,000	378
Singapore Technologies
Engineering Ltd.	160,906	277
Singapore Exchange Ltd.	145,000	253
United Overseas Land Ltd.	141,750	214
Neptune Orient Lines Ltd.	102,000	206

52

Shares	Market Value• ($000)

Fraser & Neave Ltd.	18,130	202
Venture Corp. Ltd.	24,000	199
ComfortDelgro Corp Ltd.	203,000	195
Keppel Land Ltd.	86,000	189
Singapore Land Ltd.	52,000	167
Allgreen Properties Ltd.	209,000	163
Wing Tai Holdings Ltd.	169,000	149
Sembcorp Industries Ltd.	83,660	138
Singapore Post Ltd.	180,000	124
* Chartered Semiconductor
Manufacturing Ltd.	152,398	118
SembCorp Marine Ltd.	68,000	113
Parkway Holdings Ltd.	84,000	107
Jardine Cycle N Carriage Ltd.	14,037	94
Noble Group Ltd.	105,000	81
Olam International Ltd.	74,000	67
SMRT Corp. Ltd.	100,000	65
* STATS ChipPAC Ltd.	96,000	65
Cosco Corp. Singapore Ltd.	45,000	58
Overseas Union
Enterprise Ltd.	8,000	52
Want Want Holdings Ltd.	46,000	46
Singapore Petroleum Co. Ltd.	13,000	37
Creative Technology Ltd.	4,450	36
Datacraft Asia Ltd.	25,000	25
SembCorp Logistics Ltd.	23,500	24
MCL Land Ltd.	10,106	10
		10,972
Spain (3.7%)
Banco Santander Central
Hispano SA	765,939	10,063
Telefonica SA	572,676	8,577
Banco Bilbao Vizcaya
Argentaria SA	430,261	7,654
Repsol-YPF SA	114,241	3,332
Endesa SA	118,079	3,083
Iberdrola SA	105,960	2,886
Altadis SA	34,571	1,561
Banco Popular Espanol SA	113,508	1,379
ACS, Actividades de
Contruccion y Servisios, SA	33,798	1,083
Industria de Diseno Textil SA	29,543	962
Union Fenosa SA	24,483	909
Abertis Infraestructuras SA	29,886	750
Gas Natural SDG SA	24,884	696
Metrovacesa SA	8,259	501
Grupo Ferrovial, SA	6,968	482
Acciona SA	4,245	473
Fomento de Construc y
Contra SA	7,048	398
Acerinox SA	27,296	396
* Cintra Concesiones de
Infraestructuras de
Transporte SA	31,300	361
Antena 3 Television	12,769	303
Sacyr Vallehermoso SA	12,350	300
Corporacion Mapfre SA	17,823	293
Inmobiliaria Colonial SA	4,866	275
Indra Sistemas, SA	13,384	261
Iberia (Linea Aerea Espana)	82,712	223
Telefonica Publicidad e
Informacion, SA	24,933	211
Gamesa Corporacion
Tecnologica, SA	13,362	195
* Sogecable SA	4,512	180
Ebro Puleva SA	8,700	144
Promotora de
Informaciones SA	8,172	139
NH Hoteles SA	8,543	133
Sociedad General de Aguas
de Barcelona SA	6,202	132
* Zeltia SA	14,509	101
		48,436
Sweden (2.4%)
Telefonaktiebolaget LM
Ericsson AB Class B	1,877,215	6,456
Nordea Bank AB	267,674	2,774
Hennes & Mauritz
AB B Shares	63,996	2,170
Svenska Handelsbanken
AB A Shares	70,170	1,736
TeliaSonera AB	252,847	1,359
Volvo AB B Shares	27,670	1,303
Skandinaviska Enskilda Banken
AB A Shares	62,324	1,281
Sandvik AB	26,721	1,239
Svenska Cellulosa
AB B Shares	27,410	1,023
Electrolux AB Series B	37,036	962
Atlas Copco AB A Shares	38,757	862

53

Shares	Market Value• ($000)

Securitas AB B Shares	42,340	702
Skandia Forsakrings AB	113,500	679
Skanska AB B Shares	42,768	651
SKF AB B Shares	45,480	637
Swedish Match AB	45,331	532
Volvo AB A Shares	11,552	529
Assa Abloy AB	32,600	512
Atlas Copco AB
Class B Shares	23,790	474
Tele2 AB B Shares	43,688	469
Scania AB Class B	11,300	408
Eniro AB	29,600	372
Trelleborg AB B Shares	14,420	287
Svenskt Stal AB A Shares	7,317	266
Fabege AB	13,965	266
Castellum AB	7,357	265
Kungsleden AB	9,042	261
* Modern Times Group AB	6,200	258
Getinge AB B Shares	18,600	256
Gambro AB A Shares	18,600	203
Holmen AB	6,096	201
Alfa Laval AB	9,000	194
* Lundin Petroleum AB	16,000	169
Billerud Aktiebolag	12,600	164
* Telelogic AB	62,900	161
* Capio AB	8,400	149
* OMX AB	10,660	148
Elekta AB B Shares	9,600	142
* Wihlborgs Fastigheter AB	5,740	139
* SAS AB	9,375	123
Gambro AB B Shares	11,200	122
D. Carnegie & Co. AB	8,200	121
Hoganas AB B Shares	4,800	104
WM-Data AB Class B	30,000	96
Oriflame Cosmetics SA	3,007	87
Svenskt Stal AB	2,322	79
Axfood AB	2,650	74
		31,465
Switzerland (6.9%)
Novartis AG (Registered)	299,984	15,688
Nestle SA (Registered)	51,996	15,482
Roche Holdings AG	89,813	13,427
UBS AG (Registered)	132,558	12,562
Credit Suisse Group
(Registered)	154,127	7,828
Zurich Financial Services AG	18,670	3,962
Swiss Re (Registered)	40,114	2,923
Cie. Financiere
Richemont AG	64,014	2,779
* ABB Ltd.	247,627	2,401
* Syngenta AG	14,089	1,748
Holcim Ltd. (Registered)	24,518	1,664
Swisscom AG	2,972	934
Adecco SA (Registered)	17,028	782
Synthes, Inc.	6,419	720
Givaudan SA	955	645
Serono SA Class B	776	614
Swatch Group AG (Bearer)	4,132	612
Nobel Biocare Holding AG	2,622	575
CIBA Specialty Chemicals AG
(Registered)	8,131	525
SGS Societe Generale de
Surveillance Holding
SA (Registered)	601	505
* Clariant AG	32,093	471
* Logitech International SA	9,466	444
Geberit AG	406	321
Kuehne &Nagel
International AG	996	280
PSP Swiss Property AG	6,344	274
Lonza AG (Registered)	4,428	270
Schindler Holding AG (Ptg. Ctf.)	616	244
Straumann Holding AG	1,004	232
Sulzer AG (Registered)	419	221
Swatch Group AG (Registered)	7,181	217
Phonak Holding AG	4,454	191
* Unaxis Holding AG	1,169	176
Rieter Holding AG	481	142
Valora Holding AG	693	134
Kudelski SA	4,489	133
Kuoni Reisen Holding
AG (Registered)	321	132
* Micronas Semiconductor
Holding AG	3,849	128
SIG Holding AG	364	79
UBS AG	741	71
		90,536

54

Shares	Market Value• ($000)

United Kingdom (24.0%)
BP PLC	2,636,712	28,171
HSBC Holdings PLC	1,453,727	23,257
GlaxoSmithKline PLC	747,969	18,841
Vodafone Group PLC	8,135,365	17,469
Royal Dutch Shell PLC Class A
(Amsterdam Shares)	499,582	15,218
Royal Bank of Scotland
Group PLC	410,480	12,360
Royal Dutch Shell PLC
Class B	352,078	11,256
AstraZeneca Group PLC	207,247	10,051
Barclays PLC	827,453	8,662
HBOS PLC	498,508	8,487
Anglo American PLC	183,701	6,254
Rio Tinto PLC	136,081	6,205
Lloyds TSB Group PLC	726,306	6,068
Tesco PLC	1,018,078	5,790
Diageo PLC	383,244	5,526
BHP Billiton PLC	311,312	5,084
BG Group PLC	454,394	4,487
British American
Tobacco PLC	198,900	4,435
BT Group PLC	1,101,920	4,214
Aviva PLC	301,631	3,649
Unilever PLC	349,428	3,466
National Grid Transco PLC	354,638	3,460
Imperial Tobacco Group PLC	93,921	2,794
Prudential PLC	295,605	2,794
BAE Systems PLC	409,742	2,688
Reckitt Benckiser PLC	80,452	2,647
Cadbury Schweppes PLC	255,783	2,412
GUS PLC	128,263	2,273
ScottishPower PLC	237,099	2,211
SABMiller PLC	118,216	2,149
Centrica PLC	486,671	2,128
Scottish & Southern
Energy PLC	113,176	1,969
Legal & General Group PLC	861,735	1,803
Land Securities Group PLC	62,350	1,782
Marks & Spencer
Group PLC	200,754	1,740
Wolseley PLC	78,449	1,650
WPP Group PLC	149,341	1,612
Reed Elsevier PLC	165,017	1,545
BAA PLC	142,934	1,538
Rolls-Royce Group PLC	206,754	1,518
BOC Group PLC	66,758	1,374
British Sky Broadcasting
Group PLC	161,457	1,372
United Utilities PLC	116,029	1,334
Man Group PLC	39,128	1,283
Smiths Group PLC	71,398	1,282
Pearson PLC	108,118	1,276
British Land Co., PLC	69,268	1,268
Kingfisher PLC	311,640	1,268
Gallaher Group PLC	83,637	1,260
Reuters Group PLC	167,073	1,235
Hilton Group PLC	187,936	1,171
Carnival PLC	19,720	1,118
3i Group PLC	76,428	1,111
Compass Group PLC	289,425	1,095
ITV PLC	550,032	1,063
Smith & Nephew PLC	111,744	1,026
J. Sainsbury PLC	186,691	1,010
Boots Group PLC	94,177	974
Hanson Building
Materials PLC	84,115	923
Severn Trent PLC	48,170	896
Scottish & Newcastle PLC	104,090	869
InterContinental Hotels
Group PLC	60,368	868
Royal & Sun Alliance
Insurance Group PLC	390,909	844
Friends Provident PLC	257,683	838
Persimmon PLC	37,760	814
Next PLC	30,346	797
Imperial Chemical
Industries PLC	136,743	778
Enterprise Inns PLC	47,425	764
Amvescap PLC	99,282	754
Yell Group PLC	81,595	750
DSG International PLC	257,150	722
International Power PLC	169,611	698
Royal Dutch Shell PLC
Class A	22,761	693
Hammerson PLC	39,367	691
Kelda Group PLC	51,732	687

55

Shares	Market Value• ($000)

The Peninsular &Oriental
Steam Navigation Co.	85,059	680
The Sage Group PLC	149,252	661
Corus Group PLC	635,209	643
Cable and Wireless PLC	305,741	630
Slough Estates PLC	60,724	623
Johnson Matthey PLC	25,336	614
Brambles Industries PLC	84,270	603
Rentokil Initial PLC	213,816	601
BP PLC ADR	9,184	590
Liberty International PLC	34,470	581
Whitbread PLC	35,424	577
Tomkins PLC	109,533	562
Rexam PLC	63,394	552
Capita Group PLC	75,979	544
Punch Taverns PLC	37,210	543
Barratt Developments PLC	31,332	531
GKN PLC	104,359	514
William Hill PLC	55,450	509
Emap PLC	33,551	498
Burberry Group PLC	66,458	489
Tate & Lyle PLC	50,224	485
Cobham PLC	164,920	481
Daily Mail and General Trust	34,989	474
Rank Group PLC	88,607	465
Signet Group PLC	250,538	462
EMI Group PLC	109,604	456
* George Wimpey PLC	54,763	452
Associated British Ports
Holdings PLC	44,764	451
IMI PLC	52,000	449
Group 4 Securicor PLC	160,897	445
Taylor Woodrow PLC	65,918	432
Bunzl PLC	38,808	425
* British Airways PLC	73,564	422
Alliance Unichem PLC	30,464	419
ICAP PLC	59,933	417
ARM Holdings PLC	199,386	413
Mitchells & Butlers PLC	57,342	411
Hays PLC	188,182	405
Pilkington PLC	150,872	385
Provident Financial PLC	38,270	359
London Stock Exchange PLC	33,148	353
Kesa Electricals PLC	78,793	353
United Business Media PLC	31,915	350
Bellway PLC	17,778	344
Trinity Mirror PLC	34,376	338
Resolution PLC	30,044	336
Electrocomponents PLC	68,318	330
* The Berkeley Group Holdings	17,147	326
Inchape PLC	8,187	321
LogicaCMG PLC	104,583	318
Close Brothers Group PLC	19,864	309
Cattles PLC	53,662	303
First Choice Holidays PLC	70,436	302
Balfour Beatty PLC	47,969	295
FirstGroup PLC	42,770	294
Serco Group PLC	53,955	291
Meggitt PLC	46,047	286
Arriva PLC	27,388	274
Schroders PLC	16,788	274
BBA Group PLC	48,282	273
Travis Perkins PLC	10,998	264
Aegis Group PLC	118,779	250
Misys PLC	59,036	242
De La Rue Group PLC	28,071	225
Great Portland Estates PLC	29,286	216
Intertek Testing Services PLC	17,796	213
National Express Group PLC	14,246	210
* Invensys PLC	654,733	208
Amec PLC	33,458	197
The Davis Service Group PLC	20,506	171
Stagecoach Group PLC	84,745	168
* Cookson Group PLC	22,271	162
* Marconi Corp. PLC	22,273	147
HMV Group PLC	44,537	138
Isoft Group PLC	19,365	129
FKI PLC	58,917	117
Premier Farnell PLC	38,033	113
SSL International PLC	20,805	109
WPP Group PLC ADR	2,004	108

56

Shares	Market Value• ($000)

* Bovis Homes Group PLC	7,733	106
Aggreko PLC	21,868	102
MFI Furniture Group PLC	64,913	90
ScottishPower PLC ADR	2,320	87
		314,864
Total Common Stocks
(Cost $1,004,049)		1,311,057
Other Assets and Liabilities (0.1%)
Other Assets--Note B		9,872
Liabilities		(8,470)
		1,402
Net Assets (100%)		1,312,459

At December 31, 2005, net assets consisted of:[1]
Amount ($000)

Paid-in Capital	1,084,154

Overdistributed Net Investment Income	(343)

Accumulated Net Realized Losses	(78,311)

Unrealized Appreciation (Depreciation)

Investment Securities	307,008

Foreign Currencies	(49)

Net Assets	1,312,459

Investor Shares--Net Assets

Applicable to 97,522,041 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,119,232

Net Asset Value Per Share--
Investor Shares	$11.48

Institutional Shares--Net Assets

Applicable to 16,827,233 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	193,227

Net Asset Value Per Share--
Institutional Shares	$11.48

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
(Ptg. Ctf.)—Participating Certificates.

57

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© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F870 022006

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2005: $102,000
Fiscal Year Ended December 31, 2004: $95,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2005: $2,152,740
Fiscal Year Ended December 31, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2005: $382,200
Fiscal Year Ended December 31, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2005: $98,400
Fiscal Year Ended December 31, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2005: $0
Fiscal Year Ended December 31, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2005: $98,400
Fiscal Year Ended December 31, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.